AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2007
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 4 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 20 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          |_| on             , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts



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                                MONUMENT ADVISOR
                           INDIVIDUAL VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


     This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Transaction Fees (described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract.

     Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

     The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

     Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.

o    AIM V.I. Basic Value - Series II shares

o    AIM V.I. Core Equity - Series I shares

o    AIM V.I. Financial Services - Series I shares

o    AIM V.I. Global Health Care - Series I shares

o    AIM V.I. Global Real Estate Fund - Series I shares

o    AIM V.I. High Yield - Series I shares

o    AIM V.I. Mid Cap Core Equity - Series II shares

o    AIM V.I. Technology - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

o    Alger American Growth - Class O

o    Alger American Leveraged AllCap - Class O

o    Alger American MidCap Growth P - Class O

o    Alger American Small Capitalization - Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
MANAGED BY ALLIANCEBERNSTEIN L.P.

o    AllianceBernstein Growth and Income

o    AllianceBernstein Small-Mid Cap Value

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

o    American Century VP Balanced (Class I)

o    American Century VP Income & Growth (Class I)

o    American Century VP Inflation Protection (Class II)

o    American Century VP Large Company Value (Class I)

o    American Century VP Ultra (Class I)

o    American Century VP Value (Class I)

o    American Century VP Vista (Class I)


MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.

o    American Century VP International (Class I)

CREDIT SUISSE FUNDS
Managed by CREDIT SUISSE TRUST

o    Credit Suisse Trust Commodity Return Strategy

THE DIREXION INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

o    DireXion Dynamic VP HY Bond

o    Evolution VP Managed Bond (Investor Class)

o    Evolution VP All-Cap Equity (Investor Class)

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION

o    DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

o    Dreyfus VIF--International Value (Initial Shares)

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

o    Federated Capital Income II

o    Federated High Income Bond II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

o    Federated International Equity II

MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

o    Federated Kaufmann II (Service Shares)

o    Federated Market Opportunity II (Service Shares)

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

o    Janus Aspen Balanced (Institutional Shares)

o    Janus Aspen Forty (Institutional Shares)

o    Janus Aspen Global Life Sciences Institutional Shares)

o    Janus Aspen Growth and Income (Institutional Shares)

o    Janus Aspen INTECH Risk-Managed Core (Service Shares)

o    Janus Aspen INTECH Risk-Managed Growth (Service Shares)

o    Janus Aspen International Growth (Institutional Shares)

o    Janus Aspen Large Cap Growth (Institutional Shares)

o    Janus Aspen Mid Cap Growth (Institutional Shares)

o    Janus Aspen Mid Cap Value (Institutional Shares)

o    Janus Aspen Small Company Value (Service Shares)

o    Janus Aspen Worldwide Growth (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC

o    Lazard Retirement Emerging Markets

o    Lazard Retirement International Equity

o    Lazard Retirement Small Cap

o    Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUBADVISED BY CLEARBRIDGE ADVISORS, LLC

o    Legg Mason Partners Variable Aggressive Growth

o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)

o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap)

o    Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUBADVISED BY WEST ASSET MANAGEMENT COMPANY

o    Legg Mason Partners Variable Global High Yield Bond

o    Legg Mason Partners Variable Government Portfolio

o    Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC

o    Lord Abbett Series Fund, Inc. - America's Value

o    Lord Abbett Series Fund, Inc. - Growth and Income

NATIONWIDE VARIABLE INSURANCE TRUST
MANAGED BY NATIONWIDE FUND ADVISERS (FORMERLY KNOWN AS GARTMORE VARIABLE INSURANCE TRUST MANAGED BY GARTMORE MUTUAL FUND CAPITAL TRUST)

o    Nationwide VIT Bond Index

o    Nationwide VIT International Index

o    Nationwide VIT Mid Cap Index

o    Nationwide VIT S&P 500 Index

o    Nationwide VIT Small Cap Index

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT") MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)

o    Lehman Brothers Short Duration Bond (Formerly Limited Maturity Bond
     Portfolio)

o    Neuberger Berman AMT Fasciano (Class S)

o    Neuberger Berman AMT Mid-Cap Growth

o    Neuberger Berman AMT Partners

o    Neuberger Berman AMT Regency

o    Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST
MANAGED BY JNF ADVISORS, INC.

o    JNF Chicago Equity Partners Balanced

o    JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

o    PIMCO VIT All Asset (Administrative Class)

o    PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)

o    PIMCO VIT Emerging Markets Bond (Administrative Class)

o    PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)

o    PIMCO VIT Global Bond (Unhedged) (Administrative Class)

o    PIMCO VIT High Yield (Administrative Class)

o    PIMCO VIT Long-Term U.S. Government (Administrative Class)

o    PIMCO VIT Low Duration (Administrative Class)

o    PIMCO VIT Money Market (Administrative Class)

o    PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

o    PIMCO VIT Real Return (Administrative Class)

o    PIMCO VIT Short-Term (Administrative Class)

o    PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

o    PIMCO VIT Total Return (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

o    Pioneer Core Bond VCT

o    Pioneer Cullen Value VCT

o    Pioneer Emerging Markets VCT

o    Pioneer Equity Income VCT

o    Pioneer Fund VCT

o    Pioneer Global High Yield VCT

o    Pioneer High Yield VCT

o    Pioneer International Value VCT

o    Pioneer Mid Cap Value VCT

o    Pioneer Small Cap Value VCT

o    Pioneer Strategic Income VCT



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ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC

o    Royce Micro-Cap

o    Royce Small-Cap

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS

o    Rydex Absolute Return Strategies

o    Rydex Banking

o    Rydex Basic Materials

o    Rydex Biotechnology

o    Rydex Commodities Strategy

o    Rydex Consumer Products

o    Rydex Dynamic Dow

o    Rydex Dynamic OTC

o    Rydex Dynamic Russell 2000

o    Rydex Dynamic S&P 500

o    Rydex Dynamic Strengthening Dollar

o    Rydex Dynamic Weakening Dollar

o    Rydex Electronics

o    Rydex Energy

o    Rydex Energy Services

o    Rydex Essential Portfolio Aggressive

o    Rydex Essential Portfolio Conservative

o    Rydex Essential Portfolio Moderate

o    Rydex Europe Advantage

o    Rydex Financial Services

o    Rydex Government Long Bond Advantage

o    Rydex Health Care

o    Rydex Hedged Equity

o    Rydex Internet

o    Rydex Inverse Dynamic Dow

o    Rydex Inverse Government Long Bond

o    Rydex Inverse Mid-Cap

o    Rydex Inverse OTC

o    Rydex Inverse Russell 2000

o    Rydex Inverse S&P 500

o    Rydex Japan Advantage

o    Rydex Large-Cap Growth

o    Rydex Large-Cap Value

o    Rydex Leisure

o    Rydex Mid Cap Advantage

o    Rydex Mid-Cap Growth

o    Rydex Mid-Cap Value

o    Rydex Multi-Cap Core Equity

o    Rydex Nova

o    Rydex OTC

o    Rydex Precious Metals

o    Rydex Real Estate

o    Rydex Retailing

o    Rydex Russell 2000 Advantage

o    Rydex Sector Rotation

o    Rydex Small-Cap Growth

o    Rydex Small-Cap Value

o    Rydex Technology

o    Rydex Telecommunications

o    Rydex Transportation

o    Rydex U.S. Government Money Market

o    Rydex Utilities

o    CLS AdvisorOne Amerigo

o    CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

o    Seligman Communications and Information

o    Seligman Global Technology

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.

o    Third Avenue Value

T. ROWE PRICE EQUITY SERIES, INC.
   MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

o    T. Rowe Price Blue Chip Growth - II

o    T. Rowe Price Equity Income - II

o    T. Rowe Price Health Sciences II

T. ROWE PRICE FIXED INCOME SECURITIES, INC.
   MANAGED BY T. ROWE PRICE ASSOCIATES, INC.

o    T. Rowe Price Limited-Term Bond - II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

o    Van Eck Worldwide Absolute Return

o    Van Eck Worldwide Bond

o    Van Eck Worldwide Emerging Markets

o    Van Eck Worldwide Hard Assets

o    Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

o    Wells Fargo Advantage VT Discovery

o    Wells Fargo Advantage VT Opportunity

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

     To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

     THE CONTRACTS:

     O    ARE NOT BANK DEPOSITS

     O    ARE NOT FEDERALLY INSURED

     O    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     O    ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2007


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TABLE OF CONTENTS                                                           Page

DEFINITIONS OF SPECIAL TERMS..................................................6
HIGHLIGHTS....................................................................8
FEE TABLE.....................................................................10
     Examples of Fees and Expenses............................................11
     Condensed Financial Information..........................................11
THE COMPANY...................................................................12
     The Monument Advisor Annuity Contract....................................12
     Free Look................................................................12
     Assignment...............................................................12
     Electronic Administration of Your Contract...............................12
     Confirmations and Statements.............................................13
PURCHASE......................................................................14
     Purchase Payments........................................................14
     Allocation of Purchase Payments..........................................14
INVESTMENT OPTIONS............................................................15
     Investment Portfolios....................................................15
     Substitution.............................................................16
TRANSFERS.....................................................................16
     Excessive Trading Limits.................................................17
     Dollar Cost Averaging Program............................................18
     Rebalancing Program .....................................................18
     Asset Allocation Program.................................................18
EXPENSES......................................................................19
     Subscription Fee.........................................................19
     Insurance Charges........................................................19
     Contract Maintenance Charge..............................................19
     Transaction Fee..........................................................19
     Investment Portfolio Expenses ...........................................19
     Transfer Fee.............................................................19
     Premium Taxes............................................................19
     Income Taxes.............................................................20
     Contract Value...........................................................20
     Accumulation Units.......................................................20
     Access to Your Money.....................................................20
     Systematic Withdrawal Program............................................20
     Suspension of Payments or Transfers......................................20
DEATH BENEFIT.................................................................21
     Upon Your Death During the Accumulation Period...........................21
     Death Benefit Amount During the Accumulation Period......................21
     Payment of the Death Benefit During the Accumulation Period..............21
     Death of Contract Owner During the Annuity Period........................21
     Death of Annuitant.......................................................21
     Annuity Payments (The Annuity Period)....................................21
     Annuity Payment Amount...................................................22
     Annuity Options .........................................................22
TAXES.........................................................................23
     Annuity Contracts in General.............................................23
     Tax Status of the Contracts..............................................23
     Taxation of Non-Qualified Contracts......................................23


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     Taxation of Qualified Contracts..........................................24
     Possible Tax Law Changes.................................................24
OTHER INFORMATION.............................................................24
     Legal Proceedings........................................................24
     Distributor..............................................................25
     Financial Statements.....................................................25
     Independent Registered Public Accounting Firm............................25
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................26
APPENDIX B - CONDENSED FINANCIAL INFORMATION..................................42
PRIVACY POLICY................................................................56
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................57


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DEFINITIONS OF SPECIAL TERMS

     Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

     ACCUMULATION PERIOD: The period during which you invest money in your Contract.

     ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

     ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

     ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

     ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

     ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

     ANNUITY PERIOD: The period during which We make income payments to you.

     ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

     BENEFICIARY: The person designated to receive any benefits under the Contract if you or the Annuitant dies.

     BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

     COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

     CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

     CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

     CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

     DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

     FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

     INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

     INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide asset allocation and investment advisory services.

     INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

     INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

     INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

     JOINT OWNER: The individual who co-owns the Contract with another person.

     NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

     OWNER: You, the purchaser of the Contract are the Owner.

     PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

     QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

     REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

     SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

     SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

     SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

     SUBSCRIPTION FEE: $20 per month fee charged by us to issue


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and administer the Contract.

     TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

     TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

     WEBSITE: WWW.JEFFNAT.COM, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.


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HIGHLIGHTS

     The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Transaction Fees, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.

     The Contract includes a death benefit that is equal to your account value. This benefit is described in detail under the heading "Death Benefit."

     All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract.

     You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

     FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

     IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT.

     Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

     After purchase, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

     For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

     We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

     You should regularly check your Secure Online Account. We will notify you by e-mail that a transaction relating to your Contract has occurred or a document impacting your Contract has been posted. However, this is no substitute for regularly checking your Secure Online Account.

     We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.

--------------------------------------------------------------------------------

However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

     We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

     TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

     INQUIRIES. If you need more information, please contact Us at:
     Jefferson National Life Insurance Company
     P.O. Box 36840
     Louisville, Kentucky 40233
     (866) 667-0561

--------------------------------------------------------------------------------

FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage   None
of Purchase Payments withdrawn)
TRANSFER FEE(1)..................................          Current Charge                  Maximum Charge
                                                             None                               $25

                                                    No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction
                                                    Fee described below.

TRANSACTION FEE(2)...............................   The Company imposes a Transaction Fee, in the amounts shown below, for contributions and transfers into and withdrawals and transfers out of certain
                                                    Investment Portfolios.  A listing of the Investment Portfolios for which the
                                                    Company imposes a Transaction Fee is set forth in "Expenses - Transaction Fee", and is also available at the Company's Website or upon request.  The Company may increase the Transaction Fee, or modify the table below.

                                                    Current Charge              Maximum Charge
------------------------------------------------------------------------------------------------
Transfers 1-10 per Contract year                    $49.99\transfer             $74.99/transfer
------------------------------------------------------------------------------------------------
Transfers 11-20 per Contract year                   $39.99\transfer             $74.99/transfer
------------------------------------------------------------------------------------------------
Transfers 21-30 per Contract year                   $29.99\transfer             $74.99/transfer
------------------------------------------------------------------------------------------------
Transfers 31+ per Contract year                     $19.99\transfer             $74.99/transfer
------------------------------------------------------------------------------------------------


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                             Current Charge                 Maximum Charge
SUBSCRIPTION FEE................................................       $20 per Contract per month     $20 per Contract per month
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge...................                  0.00%                          0.00%
ADMINISTRATIVE CHARGE...........................................                  0.00%                          0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................                  0.00%                          0.00%

     The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                    Minimum            Maximum
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,         Gross: 0.27%       Gross: 11.49%
distribution and/or service (12b-1) fees, and other expenses) (3)..........................       Net: 0.23%         Net: 5.12%


(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(2) All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.
-------------------------------------

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES -

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, and Investment Portfolio fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". We used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses:


           1 year                           3 years                          5 years                            10 years
           $524.09                         $2,764.10                        $4,717.73                          $8,577.80

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses:


           1 year                          3 years                           5 years                           10 years
           $35.09                          $118.78                           $210.37                            $478.94


CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

THE COMPANY

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc.

     The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE MONUMENT ADVISOR VARIABLE ANNUITY CONTRACT

     This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

     The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

     The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

     You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

     If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

     OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing, or process a change of owner request while logged into your Secure Online Account, to effect a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

     A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

     JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

     BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

     Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

     AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

ELECTRONIC ADMINISTRATION OF YOUR CONTRACT

     This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

     If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and

--------------------------------------------------------------------------------

the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

     You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration.

     Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

     Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

     We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

     You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

     We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

CONFIRMATIONS AND STATEMENTS

     We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561. Requesting Transactions or Obtaining Information About your Contract

     You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

     TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

     We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

     We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

     SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

     You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

     Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

     We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

PURCHASE
PURCHASE PAYMENTS

     A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

     Subject to the minimums and maximums described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

ALLOCATION OF PURCHASE PAYMENTS

     You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details.

     Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------

                 15 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Dynamic Dow           Dynamic OTC            Dynamic Russell
                                             2000
---------------------------------------------------------------
Dynamic S&P 500       Dynamic                Dynamic
                      Strengthening Dollar   Weakening Dollar
---------------------------------------------------------------
Europe Advantage      Government Long Bond   Inverse Dynamic
                      Advantage              Dow
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        Inverse OTC
Long Bond
---------------------------------------------------------------
Inverse Russell 2000  Inverse S&P 500        Japan Advantage
---------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap Advantage
---------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
---------------------------------------------------------------
OTC                   Russell 2000           Small-Cap Growth
                      Advantage
---------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

--------------------------------------------------------------------------------


                 30 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS
INVESTMENT PORTFOLIOS

     The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

     You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

     The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

     A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

     Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

     We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.

---------------------------------------------------------------
         FUND FAMILY               12B-1        ADMINISTRATIVE
---------------------------------------------------------------
Alliance Bernstein Variable     0%            .10%
Products Series Fund, Inc. -
Class A
---------------------------------------------------------------
Alliance Bernstein Variable     0%            .25%
Products Series Fund, Inc. -
ClasS B
---------------------------------------------------------------
AIM Variable Insurance Funds    0%            .30%
- Class I
---------------------------------------------------------------
AIM Variable Insurance Funds    .25%          .25%
- Class II
---------------------------------------------------------------
Alger American Fund             0%            .25%
---------------------------------------------------------------
American Century Variable       0%            .25%
Portfolios, Inc. - Class I
---------------------------------------------------------------
American Century Variable       .25%          .05%
Portfolios, Inc.- Class II
---------------------------------------------------------------
Credit Suisse Funds             .25%          0%
---------------------------------------------------------------
DireXion Insurance Trust        0%            .45%
---------------------------------------------------------------
Dreyfus Variable Investment     0%            .25%
Fund - Initial
---------------------------------------------------------------
Dreyfus Investment Portfolios   .25%          0%
- Service
---------------------------------------------------------------
Federated Insurance Series      0%            .25%
---------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
Janus  Aspen Series -           0%            .20%
Institutional Shares
---------------------------------------------------------------
Janus Aspen Series - Service    .25%          .20%
Shares
---------------------------------------------------------------
Lazard Retirement Series, Inc.  .25%          0%
---------------------------------------------------------------
Legg Mason Partners             0%            .25%
---------------------------------------------------------------
Lord Abbett Series Fund, Inc.   0%            .25%
---------------------------------------------------------------
Nationwide Variable Insurance   0%            .07%
Trust
---------------------------------------------------------------
Neuberger Berman Advisers       0%            .25%
Management Trust
---------------------------------------------------------------
Northern Lights Variable Trust  .25%          0%
---------------------------------------------------------------
PIMCO Variable Insurance Trust  .15%          .10%
---------------------------------------------------------------
Pioneer Variable Contracts      .25%          .25%
Trust
---------------------------------------------------------------
Royce Capital Fund              0%            .25%
---------------------------------------------------------------
Rydex Variable Trust            0%            .30%
---------------------------------------------------------------
Seligman Portfolios, Inc.       .10%          .15%
---------------------------------------------------------------
Third Avenue Variable Series    0%            .25%
Trust
---------------------------------------------------------------
T. Rowe Price Equity            .25%          .15%
Securities
---------------------------------------------------------------
Van Eck Worldwide Insurance     0%            .25%
Trust
---------------------------------------------------------------
Wells Fargo Advantage Funds     0%            .25%
---------------------------------------------------------------


     FIXED ACCOUNT. No fixed account is available during the Accumulation
Period.

Voting Rights

     Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

     It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a.   the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

     TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

--------------------------------------------------------------------------------

2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING ORGANIZATIONS. JEFFERSON NATIONAL RESERVES THE RIGHT TO MODIFY (INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

     The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

     The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

     We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the PIMCO VIT Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

---------------------------------------------------------------
                         30 DAY HOLD
---------------------------------------------------------------
CLS AdvisorOne        CLS AdvisorOne       Federated Capital
Amerigo               Clermont             Income Fund II
---------------------------------------------------------------
Federated High        Federated            Federated Kaufmann
Income Bond Fund II   International        Fund II
                      Equity Fund II
---------------------------------------------------------------
Federated Market      Legg Mason           Legg Mason Capital
Opportunity Fund II   Aggressive Growth    and Income
---------------------------------------------------------------
Legg Mason            Legg Mason           Legg Mason High
Fundamental Value     Government           Yield Bond
---------------------------------------------------------------
Legg Mason Large      Legg Mason           Lord Abbett
Cap Growth            Strategic Bond       America's Value
---------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
Lord Abbett Growth    Rydex Absolute       Rydex Essential
and Income            Return Strategies    Portfolio
                                           Aggressive
---------------------------------------------------------------
Rydex Essential       Rydex Essential      Rydex Hedged Equity
Portfolio             Portfolio Moderate
Conservative
---------------------------------------------------------------
Rydex Multi-Cap       Rydex Sector
Core Equity           Rotation
---------------------------------------------------------------
                         60 DAY HOLD
---------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible Growth
---------------------------------------------------------------
Dreyfus Stock Index
---------------------------------------------------------------
                         90 DAY HOLD
---------------------------------------------------------------
AllianceBernstein     Janus Aspen          Janus Aspen Forty
Growth and Income     Balanced
---------------------------------------------------------------
Janus Aspen Global    Janus Aspen Growth   Janus Aspen INTECH
Life Science          and Income           Risk-Managed Core
---------------------------------------------------------------
Janus Aspen INTECH    Janus Aspen          Janus Aspen Large
Risk-Managed Growth   International        Cap Growth
                      Growth
---------------------------------------------------------------
Janus Aspen Mid Cap   Janus Aspen Mid      Janus Aspen Small
Growth                Cap Value            Company Value
---------------------------------------------------------------
Janus Aspen           Third Avenue Value
Worldwide Growth
---------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

     We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

     There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

     EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Fixed Income Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have

--------------------------------------------------------------------------------

made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

     Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

EXPENSES

     There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

SUBSCRIPTION FEE

     We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the fee at death and upon full surrender of the Contract.

INSURANCE CHARGES

     We impose no other insurance charges.

CONTRACT MAINTENANCE CHARGE

     We impose no other contract maintenance charge.

TRANSACTION FEE

     The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice - once for the transfer out, and once for the transfer in
- when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

----------------------------------------------------------------------
Transfers 1-10 per Contract year         $49.99\transfer
----------------------------------------------------------------------
Transfers 11-20 per Contract year        $39.99\transfer
----------------------------------------------------------------------
Transfers 21-30 per Contract year        $29.99\transfer
----------------------------------------------------------------------
Transfers 31+ per Contract year          $19.99\transfer
----------------------------------------------------------------------

The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer.

   The Company charges the Transaction Fee for transfers into and transfers out of the following Investment Portfolios:

----------------------------------------------------------------------
                     Transaction Fee Portfolios
----------------------------------------------------------------------
Nationwide VIT Bond       Nationwide VIT         Nationwide VIT Mid
Index Fund                International Index    Cap Index Fund
                          Fund
----------------------------------------------------------------------
Nationwide VIT S&P 500    Nationwide VIT Small
Index                     Cap Index
----------------------------------------------------------------------

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

     Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance.

PREMIUM TAXES

     Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. Jefferson

--------------------------------------------------------------------------------

National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

CONTRACT VALUE

     Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

     Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

     The value of an Accumulation Unit may go up or down from Business Day to Business Day.

     When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

     We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

     EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

ACCESS TO YOUR MONEY

     You can have access to the money in your Contract:

     1.   by making a withdrawal (either a partial or a complete withdrawal);

     2.   by electing to receive Annuity Payments; or

     3.   when a death benefit is paid to your Beneficiary.

     Withdrawals can only be made during the Accumulation Period.

     When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any premium tax, less any pro rata Subscription fees and less any applicable Transaction Fees.

     You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

     Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

     A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

SYSTEMATIC WITHDRAWAL PROGRAM

     The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

     Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone withdrawals or transfers for any period when:

     1.   the New York Stock Exchange is closed (other than

--------------------------------------------------------------------------------

          customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT
UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

     If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

     The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     The Death Benefit Amount will be the Contract Value, less the Subscription Fee and any applicable Transaction Fees, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

     Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period.

     OPTION 1 --lump sum payment of the Death Benefit Amount; or

     OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

     OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

     Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

o continue the Contract in his or her own name at the then current Death Benefit Amount;

o    elect a lump sum payment of the Death Benefit Amount; or

o    apply the Death Benefit Amount to an Annuity Option.


     If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

     If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

     If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

     Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


ANNUITY PAYMENTS (THE ANNUITY PERIOD)

     Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.



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     You can select any Annuity Date provided it is a date after the end of the
Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, but may not be later than the maximum date permitted under applicable state law.

     For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

     You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

     1) the Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

     2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

     3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

     4)   the Annuity Option you select.

     No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see "Expenses - Transaction Fee".

     You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

     On the Annuity Date, the Contract Value, less any premium tax, less the Subscription Fee and less any applicable Transaction Fees will be applied under the Annuity Option you selected.

     Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

     Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

ANNUITY OPTIONS

     You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

     OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.

     OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

     OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

     OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.



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TAXES

     NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

     Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid



                                                                              23
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for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59 1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or


o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in
Section 408 of the Code, ROTH IRAs, as described in Code Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION
LEGAL PROCEEDINGS

     Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

     On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of


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the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

     On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments. The Separate Account

     We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

     The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

     Where permitted by law, we may:

     o    create new Separate Accounts;

     o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

     o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

     o    transfer the Separate Account to another insurance company;

     o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

     o    make the Sub-accounts available under other policies we issue;

     o    add new Investment Portfolios or remove existing Investment
          Portfolios;

     o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

     o deregister the Separate Account under the Investment Company Act of 1940; and

     o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

     Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

     We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

     Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2006 and for each of the two years in the period then ended December 31, 2006 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



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APPENDIX A -- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

     The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

     The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

     The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

     The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

   The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

     The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. TECHNOLOGY - SERIES I SHARES

     The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization



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within the range of companies included in the Russell 2000 Growth Index or the
S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

     AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

ALLIANCEBERNSTEIN SMALL-MID CAP VALUE

     The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 110 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by the Adviser to be undervalued, using its Bernstein unit's fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

     The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

     The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL

     The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE (CLASS I)

     The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP ULTRA(R) (CLASS I)

     The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

     The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

 AMERICAN CENTURY INVESTMENTS VP VISTA(SM) (CLASS I)

     The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

CREDIT SUISSE TRUST

     Credit Suisse Trust is a mutual fund with multiple portfolios. Credit Suisse Trust is a mutual fund with multiple portfolios. The Trust is advised by Credit Suisse Asset Management, LLC. The following Portfolio is available under the contract:

CREDIT SUISSE TRUST COMMODITY RETURN STRATEGY

     The Credit Suisse Trust Commodity Return Portfolio is designed to replicate the performance of the Dow-Jones AIG Commodity Index ("DJ-AIG Index") and seeks to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income securities backing those instruments.

THE DIREXION INSURANCE TRUST

     The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:



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DIREXION DYNAMIC VP HY BOND

     DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

EVOLUTION VP ALL-CAP EQUITY (INVESTOR CLASS)

     The All-Cap Equity Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.

EVOLUTION VP MANAGED BOND (INVESTOR CLASS)

     The Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed income securities, including ETFs and closed end investment companies (collectively "fixed income securities").

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

     The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

     The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II and the Federated Market Opportunity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME II

     The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

FEDERATED KAUFMANN II (SERVICE SHARES)

     The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FEDERATED MARKET OPPORTUNITY II (SERVICE SHARES)

     The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The



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Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN BALANCED (INSTITUTIONAL SHARES)

     The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

JANUS ASPEN FORTY (INSTITUTIONAL SHARES)

     The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GLOBAL LIFE SCIENCES (INSTITUTIONAL SHARES)

     The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that portfolio managers believe have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

     The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTECH RISK- MANAGED GROWTH (SERVICE SHARES)

The Janus Aspen INTECH Risk-Managed Growth Portfolio seeks long -term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the Russell 1000 Growth Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH's mathematical process. The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index.

JANUS ASPEN INTECH RISK-MANAGED CORE (SERVICE SHARES)

The Janus Aspen INTECH Risk-Managed Portfolio seeks long-term growth of capital. The Portfolio pursues it objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500 Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH's mathematical process. The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without


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limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP VALUE (INSTITUTIONAL SHARES)

     The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

- a low price relative to their assets, earnings, cash flow, or business franchise

-    products and services that give them a competitive advantage

-    quality balance sheets and strong management

JANUS ASPEN SMALL COMPANY VALUE (SERVICE SHARES)

     The Janus Aspen Small Company Value Portfolio seeks capital appreciation, The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

-    that have reasonably solid fundamentals

- whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT INTERNATIONAL EQUITY

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment.



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Under normal circumstances, the Portfolio invests at least
80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

o    The potential to become a larger factor in the company's business sector

o    Significant debt but high levels of free cash flow

o A relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

     The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

     Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

     ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds.

     ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

     Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

     The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME (FORMERLY LEGG MASON PARTNERS VARIABLE TOTAL RETURN)

     The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

     The portfolio managers employ fundamental research and due diligence to assess a company's:

     o    Growth potential, stock price, potential appreciation and valuation

     o Credit quality, taking into account financial condition and profitability

     o    Future capital needs

     o    Potential for change in bond rating and industry outlook

     o    Competitive environment and management ability



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LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE (FORMERLY LEGG MASON PARTNERS
VARIABLE ALL CAP)

     The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

     The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

     The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

     The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

   The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

     o    U.S. government obligations

     o    Mortgage and asset-backed

     o Investment and non-investment securities grade U.S. and foreign corporate debt; and

     o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

     The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.



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LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NATIONWIDE VARIABLE INVESTMENT TRUST

     Nationwide Variable Insurance Trust (the "Trust"), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 39 series. Nationwide Fund Advisors is the investment adviser to the Trust. The following Investment Portfolios are available under your
Contract:

NATIONWIDE VIT BOND INDEX

     The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities that are included in (or have the same characteristics of the bonds comprising) the Lehman Aggregate Index, as well as derivatives linked to that index.

NATIONWIDE VIT INTERNATIONAL INDEX

     The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

NATIONWIDE VIT MID CAP INDEX

     The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's MidCap 400R Index ("S&P 400R") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400R and in derivative instruments linked to the S&P 400R

NATIONWIDE VIT SMALL CAP INDEX

     The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Russell 2000 before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000.

NATIONWIDE VIT S&P 500 INDEX

     The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's 500R Index ("S&P 500R") before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500R and in derivative instruments linked to the S&P 500R.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

     The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT MID-CAP GROWTH

     The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

     The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common



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stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

     The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

     The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

     The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

     The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST EQUITY WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET

     Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO

     Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND (UNHEDGED)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LONG-TERM U.S. GOVERNMENT (ADMINISTRATIVE CLASS)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or

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guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT LOW DURATION (ADMINISTRATIVE CLASS)

Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT MONEY MARKET

     Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY

     Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN

     The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

     Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN

     Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN

     The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

     Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

     The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER CULLEN VALUE VCT

     The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

PIONER EMERGING MARKETS VCT

     The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

PIONEER EQUITY INCOME VCT

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER GLOBAL HIGH YIELD VCT

     The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

PIONEER HIGH YIELD VCT

     The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.



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PIONEER INTERNATIONAL VALUE VCT

The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

     The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

PIONEER SMALL CAP VALUE VCT

     The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

PIONEER STRATEGIC INCOME VCT

     The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

     Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

RYDEX ABSOLUTE RETURN STRATEGIES

     The Absolute Return Strategies Fund The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. Rydex Banking The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

     The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

     The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES STRATEGY

     The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

     The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX  DYNAMIC DOW

     The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is



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200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

     The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC RUSSELL 2000

     The Dynamic Russll 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

RYDEX DYNAMIC S&P 500

     The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR

     The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS

     The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

     The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

     The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE

     The Essential Portfolio Aggressive Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE

     The Essential Portfolio Conservative Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO MODERATE

     The Essential Portfolio Moderate Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX EUROPE ADVANTAGE

     The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

     The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

     The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

     The Health Care Fund seeks capital appreciation by

--------------------------------------------------------------------------------

investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

RYDEX INTERNET

     The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

     The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND

     The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

     The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

     The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

     The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

     The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

     The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

     The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

     The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE

     The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

     The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

     The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE

     The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY

     The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

RYDEX NOVA

     The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

     The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other

--------------------------------------------------------------------------------

precious metals-related services.

RYDEX REAL ESTATE

     The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

     The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

     The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION

     The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

     The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

     The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

     The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

     The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

     The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

     The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

     The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

     The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

     The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

     The Third Avenue Value Portfolio seeks long-term capital

--------------------------------------------------------------------------------

appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

T. ROWE PRICE EQUITY SERIES, INC.

     T. Rowe Price Equity Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently the corporation consists of seven series, each representing a separate pool of assets with different investment objectives and policies. The Portfolios are managed by T. Rowe Price Associates, Inc.

T. ROWE PRICE BLUE CHIP GROWTH II

     Seeks long-term growth of capital by investing primarily in common stocks of well-established large and medium-sized companies with the potential for above-average earnings increases. Current income is a secondary objective. The investment is appropriate for investors in the variable annuity who seek capital appreciation over time and can accept the price volatility inherent in common stock investing.

T. ROWE PRICE EQUITY INCOME II

     Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing.

T. ROWE PRICE FIXED INCOME SERIES, INC.

     T. Rowe Price Fixed Income Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of two series, each representing a separate portfolio having different objectives and investment policies. In 2005, the Limited-Term Bond Portfolio issued a separate class of shares known as the II class.

T. ROWE PRICE HEALTH SCIENCES II

     Seeks long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market.

T. ROWE PRICE LIMITED-TERM BOND -II

     The Limited-Term Bond Portfolio II seeks a high level of income consistent with moderate fluctuations in principal value. The II class is a share class of the Limited-Term Bond Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts. Normally, the fund invests at least 80% of its net assets in bonds and 65% of its total assets in short- and intermediate-term bonds. The fund's average effective maturity will not exceed five (5) years. The fund is designed for individuals seeking a higher level of income than money market funds provide and who are able to accept the risk of modest price declines.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

     The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

     The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS

     The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

     The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

     The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

     The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY

     The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

     The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as

--------------------------------------------------------------------------------

of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUE HISTORY

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
BASIC VALUE FUND
----------------
Beginning AUV                                                                $ 11.040   $ 10.160
Ending AUV                                                                   $ 12.469   $ 11.040

Ending number of AUs (000s)                                                         9         11

CORE EQUITY FUND (INCEPTION DATE APRIL 28, 2006)
Beginning AUV                                                                $ 10.044        N/A
Ending AUV                                                                   $ 10.964        N/A

Ending number of AUs (000s)                                                         7        N/A

FINANCIAL SERVICES FUND
-----------------------
Beginning AUV                                                                $ 11.369   $ 10.242
Ending AUV                                                                   $ 13.238   $ 11.369

Ending number of AUs (000s)                                                         3         14

GLOBAL HEALTH CARE FUND
-----------------------
Beginning AUV                                                                $ 11.274   $ 10.127
Ending AUV                                                                   $ 11.864   $ 11.274

Ending number of AUs (000s)                                                         3          1

GLOBAL REAL ESTATE FUND
-----------------------
Beginning AUV                                                                $ 11.717   $ 10.091
                                                                             $ 16.709   $ 11.717
Ending AUV
                                                                                   76          4
HIGH YIELD FUND
---------------
Beginning AUV                                                                $ 10.450   $ 10.032
Ending AUV                                                                   $ 11.572   $ 10.450

Ending number of AUs (000s)                                                       223        316

MID CAP CORE EQUITY FUND
------------------------
Beginning AUV                                                                $ 10.979   $ 10.102
Ending AUV                                                                   $ 12.185   $ 10.979

Percentage of in AUV                                                                5          -

TECHNOLOGY FUND
---------------
Beginning AUV                                                                $ 11.600   $ 10.155
Ending AUV                                                                   $ 12.815   $ 11.600

Ending number of AUs (000s)                                                        22         20

----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUNDS:
GROWTH PORTFOLIO
----------------
Beginning AUV                                                                $ 11.812   $ 10.165
Ending AUV                                                                   $ 12.420   $ 11.812

Ending number of AUs (000s)                                                        28         23

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUNDS: (CONTINUED)
LEVERAGED ALLCAP PORTFOLIO
--------------------------
Beginning AUV                                                                $ 12.055   $ 10.149
Ending AUV                                                                   $ 14.378   $ 12.055

Ending number of AUs (000s)                                                        11         12

MIDCAP GROWTH PORTFOLIO
-----------------------
Beginning AUV                                                                $ 11.891   $ 10.146
Ending AUV                                                                   $ 13.097   $ 11.891

Ending number of AUs (000s)                                                        17          -

SMALL CAPITALIZATION PORTFOLIO
------------------------------
Beginning AUV                                                                $ 12.718   $ 10.172
Ending AUV                                                                   $ 15.263   $ 12.718

Ending number of AUs (000s)                                                        48         11

----------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------
Beginning AUV                                                                 $ 9.958        N/A
Ending AUV                                                                   $ 11.155        N/A

Ending number of AUs (000s)                                                         8        N/A

SMALL-MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2006)
----------------------------------------------------------
Beginning AUV                                                                $ 10.000        N/A
Ending AUV                                                                   $ 10.516        N/A

Ending number of AUs (000s)                                                         1        N/A

----------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP BALANCED FUND
----------------
Beginning AUV                                                                $ 10.653   $ 10.071
Ending AUV                                                                   $ 11.678   $ 10.653

Ending number of AUs (000s)                                                        39          -

VP INCOME & GROWTH FUND
-----------------------
Beginning AUV                                                                $ 10.775   $ 10.115
Ending AUV                                                                   $ 12.616   $ 10.775

Ending number of AUs (000s)                                                        48         11

VP INFLATION PROTECTION FUND
----------------------------
Beginning AUV                                                                $ 10.076   $ 10.011
Ending AUV                                                                   $ 10.234   $ 10.076

Ending number of AUs (000s)                                                         8          7

VP INTERNATIONAL FUND
---------------------
Beginning AUV                                                                $ 11.657   $ 10.142
Ending AUV                                                                   $ 14.574   $ 11.657

Ending number of AUs (000s)                                                        47          -

VP VALUE FUND
-------------
Beginning AUV                                                                $ 10.789   $ 10.145

Ending AUV                                                                   $ 12.802   $ 10.789

Ending number of AUs (000s)                                                        96         15

----------------------------------------------------------------------------------------------------------------------------

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST FUNDS:
COMMODITY RETURN STRATEGY FUND (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------------
Beginning AUV                                                                $ 10.138        N/A
Ending AUV                                                                    $ 9.713        N/A

Ending number of AUs (000s)                                                         2        N/A

----------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
DYNAMIC VP HY BOND FUND
-----------------------
Beginning AUV                                                                $ 10.470   $ 10.072
Ending AUV                                                                   $ 11.120   $ 10.470
Ending number of AUs (000s)                                                        96          9

EVOLUTION VP ALL CAP EQUITY FUND (ENCEPTION DATE NOVEMBER 14, 2006)
-------------------------------------------------------------------
Beginning AUV                                                                $ 10.015        N/A
Ending AUV                                                                   $ 10.303        N/A

Ending number of AUs (000s)                                                        46        N/A

EVOLUTION VP MANAGED BOND FUND (INCEPTION DATE NOVEMBER 14, 2006)
-----------------------------------------------------------------
Beginning AUV                                                                $ 10.123        N/A
Ending AUV                                                                    $ 9.993        N/A

Ending number of AUs (000s)                                                        24        N/A

----------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO
---------------------------------------
Beginning AUV                                                                $ 11.481   $ 10.172
Ending AUV                                                                   $ 13.135   $ 11.481

Ending number of AUs (000s)                                                        66          7

----------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                                                $ 10.935   $ 10.101
Ending AUV                                                                   $ 11.941   $ 10.935

Ending number of AUs (000s)                                                         -          -
----------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
Beginning AUV                                                                $ 10.871   $ 10.125
Ending AUV                                                                   $ 12.556   $ 10.871

Ending number of AUs (000s)                                                       301         12
----------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:

INTERNATIONAL VALUE PORTFOLIO
-----------------------------
Beginning AUV                                                                $ 11.439   $ 10.118
Ending AUV                                                                   $ 14.024   $ 11.439

Ending number of AUs (000s)                                                       157         19

----------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II
----------------------
Beginning AUV                                                                $ 10.758   $ 10.072
Ending AUV                                                                   $ 12.441   $ 10.758

Ending number of AUs (000s)                                                        43          -

HIGH INCOME BOND FUND II
------------------------
Beginning AUV                                                                $ 10.574   $ 10.014
Ending AUV                                                                   $ 11.716   $ 10.574

Ending number of AUs (000s)                                                        96         12

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (CONTINUED)
INTERNATIONAL EQUITY FUND II
----------------------------
Beginning AUV                                                                $ 11.481   $ 10.135
Ending AUV                                                                   $ 13.650   $ 11.481

Ending number of AUs (000s)                                                         3         16

KAUFMANN FUND II (INCEPTION DATE NOVEMBER 1, 2006)
--------------------------------------------------
Beginning AUV                                                                 $ 9.935        N/A
Ending AUV                                                                   $ 10.542        N/A

Ending number of AUs (000s)                                                         -        N/A

MARKET OPPORTUNITY FUND II (INCEPTION DATE NOVEMBER 1, 2006)
------------------------------------------------------------
Beginning AUV                                                                $ 10.010        N/A
Ending AUV                                                                   $ 10.164        N/A

Ending number of AUs (000s)                                                         -        N/A

----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------
Beginning AUV                                                                 $ 9.989        N/A
Ending AUV                                                                   $ 10.040        N/A
Ending number of AUs (000s)                                                        35        N/A
JANUS ASPEN SERIES: (CONTINUED)
INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------------
Beginning AUV                                                                $ 10.034        N/A
Ending AUV                                                                   $ 11.686        N/A

Ending number of AUs (000s)                                                       283        N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------
Beginning AUV                                                                 $ 9.959        N/A
Ending AUV                                                                   $ 10.489        N/A

Ending number of AUs (000s)                                                        60        N/A

MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------
Beginning AUV                                                                 $ 9.930        N/A
Ending AUV                                                                   $ 10.544        N/A

Ending number of AUs (000s)                                                        38        N/A

WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------
Beginning AUV                                                                 $ 9.970        N/A
Ending AUV                                                                   $ 11.184        N/A

Ending number of AUs (000s)                                                        85        N/A

INTECH RISK-MANAGED CORE (SERVICE CLASS) (INCEPTION DATE MAY 1, 2006)
---------------------------------------------------------------------
Beginning AUV                                                                 $ 9.954        N/A
Ending AUV                                                                   $ 10.584        N/A

Ending number of AUs (000s)                                                         -        N/A

INTECH RISK-MANAGED GROWTH (SERVICE CLASS) (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                                                                 $ 9.949        N/A
Ending AUV                                                                   $ 10.379        N/A

Ending number of AUs (000s)                                                         2        N/A

LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO
--------------------------
Beginning AUV                                                                $ 13.917   $ 10.227
Ending AUV                                                                   $ 18.085   $ 13.917

Ending number of AUs (000s)                                                       247         25

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
Beginning AUV                                                                $ 11.450   $ 10.148
Ending AUV                                                                   $ 14.030   $ 11.450

Ending number of AUs (000s)                                                       141          4
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
SMALL CAP PORTFOLIO
-------------------
Beginning AUV                                                                $ 11.216   $ 10.147
Ending AUV                                                                   $ 13.018   $ 11.216

Ending number of AUs (000s)                                                        67          -

US STRATEGIC EQUITY PORTFOLIO (FORMERLY LAZARD RETIREMENT EQUITY)
-----------------------------------------------------------------
Beginning AUV                                                                $ 10.696   $ 10.116
Ending AUV                                                                   $ 12.566   $ 10.696
Ending number of AUs (000s)                                                        18          1

----------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
GLOBAL HIGH YIELD BOND PORTFOLIO
--------------------------------
Beginning AUV                                                                $ 10.629   $ 10.041
Ending AUV                                                                   $ 11.760   $ 10.629

Ending number of AUs (000s)                                                        23         48

GOVERNMENT PORTFOLIO
--------------------
Beginning AUV                                                                $ 10.107   $ 10.009
Ending AUV                                                                   $ 10.522   $ 10.107

Ending number of AUs (000s)                                                         -          -

STRATEGIC BOND PORTFOLIO
------------------------
Beginning AUV                                                                $ 10.237   $ 10.018
Ending AUV                                                                   $ 10.752   $ 10.237

Ending number of AUs (000s)                                                        81          7

----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
AMERICA' VALUE PORTFOLIO
------------------------
Beginning AUV                                                                $ 10.712   $ 10.097
Ending AUV                                                                   $ 12.270   $ 10.712

Ending number of AUs (000s)                                                         5          -

GROWTH AND INCOME PORTFOLIO
---------------------------
Beginning AUV                                                                $ 10.773   $ 10.115
Ending AUV                                                                   $ 12.633   $ 10.773

Ending number of AUs (000s)                                                        42          1

----------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO
------------------
Beginning AUV                                                                $ 11.232   $ 10.118
Ending AUV                                                                   $ 11.822   $ 11.232

Ending number of AUs (000s)                                                        15          3

LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO (FORMERLY HIGH INCOME BOND PORTFOLIO)
--------------------------------------------------------------------------------
Beginning AUV                                                                $ 10.430   $ 10.031
Ending AUV                                                                   $ 11.209   $ 10.430

Ending number of AUs (000s)                                                        16          -

LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO)
----------------------------------------------------------------------------------------
Beginning AUV                                                                $ 10.121   $ 10.008
Ending AUV                                                                   $ 10.546   $ 10.121

Ending number of AUs (000s)                                                       161          7

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
MIDCAP GROWTH PORTFOLIO
-----------------------
Beginning AUV                                                                $ 12.158   $ 10.126
Ending AUV                                                                   $ 13.945   $ 12.158

Ending number of AUs (000s)                                                        15          1

PARTNERS PORTFOLIO
------------------
Beginning AUV                                                                $ 12.048   $ 10.139
Ending AUV                                                                   $ 13.523   $ 12.048

Ending number of AUs (000s)                                                       118         17

REGENCY PORTFOLIO
-----------------
Beginning AUV                                                                $ 11.682   $ 10.162
Ending AUV                                                                   $ 12.986   $ 11.682

Ending number of AUs (000s)                                                        31         11

SOCIALLY RESPONSIVE PORTFOLIO
-----------------------------
Beginning AUV                                                                $ 11.232   $ 10.143
Ending AUV                                                                   $ 12.771   $ 11.232

Ending number of AUs (000s)                                                         7          4

----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
ALL ASSET FUND (INCEPTION DATE MAY 1, 2006)
-------------------------------------------
Beginning AUV                                                                 $ 9.974        N/A
Ending AUV                                                                   $ 10.481        N/A
Ending number of AUs (000s)                                                        25        N/A

COMMODITYREALRETURN STRATEGY PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                                                $ 10.106        N/A
Ending AUV                                                                    $ 9.606        N/A

Ending number of AUs (000s)                                                       123        N/A

EMERGING MARKETS BOND PORTFOLIO (INCEPTION DATE MAY 1, 2006)
------------------------------------------------------------
Beginning AUV                                                                 $ 9.979        N/A
Ending AUV                                                                   $ 10.834        N/A

Ending number of AUs (000s)                                                       214        N/A

FOREIGN BOND US DOLLAR-HEDGED PORTFOLIO (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                                                $ 10.011        N/A
Ending AUV                                                                   $ 10.330        N/A

Ending number of AUs (000s)                                                        23        N/A

GLOBAL BOND UNHEDGED PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------------
Beginning AUV                                                                $ 10.001        N/A
Ending AUV                                                                   $ 10.257        N/A

Ending number of AUs (000s)                                                        27        N/A

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------
Beginning AUV                                                                 $ 9.990        N/A
Ending AUV                                                                   $ 10.629        N/A

Ending number of AUs (000s)                                                       450        N/A

LONG TERM US GOVERNMENT PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                                                $ 10.048        N/A
Ending AUV                                                                    $ 9.941        N/A

Ending number of AUs (000s)                                                         -        N/A
----------------------------------------------------------------------------------------------------------------------------

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
LOW DURATION PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
--------------------------------------------------------
Beginning AUV                                                                $ 10.011        N/A
Ending AUV                                                                   $ 10.052        N/A

Ending number of AUs (000s)                                                         8        N/A

MONEY MARKET PORTFOLIO
----------------------
Beginning AUV                                                                $ 10.208   $ 10.001
Ending AUV                                                                   $ 10.679   $ 10.208

Ending number of AUs (000s)                                                     1,274         88

REAL RETURN PORTFOLIO
----------------------
Beginning AUV                                                                $ 10.078   $ 10.001
Ending AUV                                                                   $ 10.150   $ 10.078

Ending number of AUs (000s)                                                       169         17

REALESTATEREALRETURN STRATEGY PORTFOLIO (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                                                 $ 9.824        N/A
Ending AUV                                                                   $ 11.964        N/A

Ending number of AUs (000s)                                                        15        N/A

SHORT TERM PORTFOLIO
----------------------
Beginning AUV                                                                $ 10.178   $ 10.001
Ending AUV                                                                   $ 10.613   $ 10.178

Ending number of AUs (000s)                                                       155          9

STOCKPLUS TOTAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------------
Beginning AUV                                                                 $ 9.905        N/A
Ending AUV                                                                   $ 11.035        N/A

Ending number of AUs (000s)                                                        19        N/A

TOTAL RETURN PORTFOLIO
----------------------
Beginning AUV                                                                $ 10.130   $ 10.020
Ending AUV                                                                   $ 10.519   $ 10.130

Ending number of AUs (000s)                                                       566         49

----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)
--------------------------------------------------
Beginning AUV                                                                $ 10.042   $ 10.000
Ending AUV                                                                   $ 10.407   $ 10.042

Ending number of AUs (000s)                                                         9          -

CULLEN VALUE PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
--------------------------------------------------------
Beginning AUV                                                                 $ 9.936        N/A
Ending AUV                                                                   $ 10.355        N/A

Ending number of AUs (000s)                                                         -        N/A

EMERGING MARKETS PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
------------------------------------------------------------
Beginning AUV                                                                $ 10.036        N/A
Ending AUV                                                                   $ 11.169        N/A

Ending number of AUs (000s)                                                        38        N/A

EQUITY INCOME PORTFOLIO
-----------------------
Beginning AUV                                                                $ 10.588   $ 10.093
Ending AUV                                                                   $ 12.930   $ 10.588

Ending number of AUs (000s)                                                       174          2

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
FUND PORTFOLIO
--------------
Beginning AUV                                                                $ 10.946   $ 10.116
Ending AUV                                                                   $ 12.736   $ 10.946

Ending number of AUs (000s)                                                        41          3

GLOBAL HIGH YIELD PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
-------------------------------------------------------------
Beginning AUV                                                                $ 10.012        N/A
Ending AUV                                                                   $ 10.266        N/A

Ending number of AUs (000s)                                                         9        N/A

HIGH YIELD PORTFOLIO
--------------------
Beginning AUV                                                                $ 10.547   $ 10.032
Ending AUV                                                                   $ 11.416   $ 10.547

Ending number of AUs (000s)                                                        80         67

INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
---------------------------------------------------------------
Beginning AUV                                                                $ 10.013        N/A
Ending AUV                                                                   $ 10.558        N/A

Ending number of AUs (000s)                                                        69        N/A

MID CAP VALUE PORTFOLIO
-----------------------
Beginning AUV                                                                $ 10.980   $ 10.125
Ending AUV                                                                   $ 12.327   $ 10.980

Ending number of AUs (000s)                                                        31          1

SMALL CAP VALUE PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
-----------------------------------------------------------
Beginning AUV                                                                 $ 9.843        N/A
Ending AUV                                                                   $ 10.314        N/A

Ending number of AUs (000s)                                                         -        N/A

STRATEGIC INCOME PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
------------------------------------------------------------
Beginning AUV                                                                $ 10.020        N/A
Ending AUV                                                                   $ 10.121        N/A

Ending number of AUs (000s)                                                         -        N/A

----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
MICRO-CAP PORTFOLIO
-------------------
Beginning AUV                                                                $ 12.271   $ 10.134
Ending AUV                                                                   $ 14.856   $ 12.271

Ending number of AUs (000s)                                                        86          6

SMALL-CAP PORTFOLIO
-------------------
Beginning AUV                                                                $ 11.269   $ 10.138
Ending AUV                                                                   $ 13.023   $ 11.269

Ending number of AUs (000s)                                                        86         24

----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND
---------------------------
Beginning AUV                                                                $ 11.329   $ 10.135
Ending AUV                                                                   $ 12.727   $ 11.329

Ending number of AUs (000s)                                                       164         61

CLS ADVISORONE CLERMONT FUND
----------------------------
Beginning AUV                                                                $ 10.600   $ 10.057
Ending AUV                                                                   $ 11.487   $ 10.600

Ending number of AUs (000s)                                                        51         13

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
ABSOLUTE RETURN STRATEGIES FUND (INCEPTION DATE FEBRUARY 3, 2006)
-----------------------------------------------------------------
Beginning AUV                                                                 $ 9.996        N/A
Ending AUV                                                                   $ 10.432        N/A

Ending number of AUs (000s)                                                        33        N/A

BANKING FUND
------------
Beginning AUV                                                                $ 10.667   $ 10.203
Ending AUV                                                                   $ 11.867   $ 10.667

Ending number of AUs (000s)                                                        18          1

BASIC MATERIALS FUND
--------------------
Beginning AUV                                                                $ 11.203   $ 10.195
Ending AUV                                                                   $ 13.701   $ 11.203

Ending number of AUs (000s)                                                        11          5

BIOTECHNOLOGY FUND
------------------
Beginning AUV                                                                $ 12.253   $ 10.109
Ending AUV                                                                   $ 11.846   $ 12.253

Ending number of AUs (000s)                                                         3          4

COMMODITIES STRATEGY FUND (INCEPTION DATE OCTOBER 21, 2005)
-----------------------------------------------------------
Beginning AUV                                                                 $ 9.662   $ 10.048
Ending AUV                                                                    $ 7.935    $ 9.662

Ending number of AUs (000s)                                                         9          -

CONSUMER PRODUCTS FUND
----------------------
Beginning AUV                                                                $ 10.136   $ 10.074
Ending AUV                                                                   $ 11.902   $ 10.136

Ending number of AUs (000s)                                                        26          -

DYNAMIC DOW FUND
----------------
Beginning AUV                                                                $ 10.758   $ 10.246
Ending AUV                                                                   $ 14.043   $ 10.758

Ending number of AUs (000s)                                                        25          1

DYNAMIC OTC FUND
----------------
Beginning AUV                                                                $ 12.765   $ 10.336
Ending AUV                                                                   $ 13.386   $ 12.765

Ending number of AUs (000s)                                                        88         48

DYNAMIC RUSSELL 2000 FUND (INCEPTION DATE NOVEMBER 1, 2006)
-----------------------------------------------------------
Beginning AUV                                                                 $ 9.620        N/A
Ending AUV                                                                   $ 10.398        N/A

Ending number of AUs (000s)                                                         -        N/A

DYNAMIC S&P 500 FUND
--------------------
Beginning AUV                                                                $ 11.345   $ 10.238
Ending AUV                                                                   $ 14.034   $ 11.345

Ending number of AUs (000s)                                                        70          8

DYNAMIC STRENGTHENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)
-------------------------------------------------------------------
Beginning AUV                                                                $ 10.378   $ 10.121
Ending AUV                                                                    $ 9.275   $ 10.378

Ending number of AUs (000s)                                                         -          -

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
DYNAMIC WEAKENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)
---------------------------------------------------------------
Beginning AUV                                                                 $ 9.685    $ 9.881
Ending AUV                                                                   $ 11.304    $ 9.685

Ending number of AUs (000s)                                                        24          -

ELECTRONICS FUND
----------------
Beginning AUV                                                                $ 12.182   $ 10.223
Ending AUV                                                                   $ 12.484   $ 12.182

Ending number of AUs (000s)                                                         -          2

ENERGY FUND
-----------
Beginning AUV                                                                $ 12.814   $ 10.134
Ending AUV                                                                   $ 14.342   $ 12.814

Ending number of AUs (000s)                                                        40          -


ENERGY SERVICES FUND
--------------------
Beginning AUV                                                                $ 14.236   $ 10.193
Ending AUV                                                                   $ 15.799   $ 14.236

Ending number of AUs (000s)                                                        17         22

ESSENTIAL PORTFOLIO AGGRESSIVE FUND (INCEPTION DATE NOVEMBER 1, 2006)
---------------------------------------------------------------------
Beginning AUV                                                                 $ 9.908        N/A
Ending AUV                                                                   $ 10.298        N/A

Ending number of AUs (000s)                                                         -        N/A

ESSENTIAL PORTFOLIO CONSERVATIVE FUND (INCEPTION DATE NOVEMBER 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                                                                 $ 9.984        N/A
Ending AUV                                                                   $ 10.138        N/A

Ending number of AUs (000s)                                                        15        N/A

ESSENTIAL PORTFOLIO MODERATE FUND (INCEPTION DATE NOVEMBER 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                                                 $ 9.952        N/A
Ending AUV                                                                   $ 10.286        N/A

Ending number of AUs (000s)                                                         4        N/A

EUROPE ADVANTAGE FUND
---------------------
Beginning AUV                                                                $ 10.970   $ 10.187
Ending AUV                                                                   $ 14.207   $ 10.970

Ending number of AUs (000s)                                                        28          1

FINANCIAL SERVICES FUND
-----------------------
Beginning AUV                                                                $ 11.257   $ 10.186
Ending AUV                                                                   $ 13.140   $ 11.257

Ending number of AUs (000s)                                                         7          -

GOVERNMENT LONG BOND ADVANTAGE FUND
-----------------------------------
Beginning AUV                                                                $ 10.050    $ 9.818
Ending AUV                                                                    $ 9.734   $ 10.050

Ending number of AUs (000s)                                                        14         17

HEALTH CARE FUND
----------------
Beginning AUV                                                                $ 10.914   $ 10.093
Ending AUV                                                                   $ 11.472   $ 10.914

Ending number of AUs (000s)                                                        13          2

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
HEDGED EQUITY FUND (INCEPTION DATE FEBRUARY 3, 2006)
----------------------------------------------------
Beginning AUV                                                                 $ 9.996        N/A
Ending AUV                                                                   $ 10.407        N/A

Ending number of AUs (000s)                                                        31        N/A

INTERNET FUND
-------------
Beginning AUV                                                                $ 12.052   $ 10.316
Ending AUV                                                                   $ 13.221   $ 12.052

Ending number of AUs (000s)                                                         3          1

INVERSE DYNAMIC DOW FUND
------------------------
Beginning AUV                                                                 $ 9.255    $ 9.756
Ending AUV                                                                    $ 7.240    $ 9.255

Ending number of AUs (000s)                                                        16          -


INVERSE GOVERNMENT LONG BOND FUND
---------------------------------
Beginning AUV                                                                $ 10.019   $ 10.154
Ending AUV                                                                   $ 10.831   $ 10.019

Ending number of AUs (000s)                                                        15         30

INVERSE MID-CAP FUND
--------------------
Beginning AUV                                                                 $ 8.800    $ 9.867
Ending AUV                                                                    $ 8.464    $ 8.800

Ending number of AUs (000s)                                                         5          -

INVERSE OTC FUND
----------------
Beginning AUV                                                                 $ 8.896    $ 9.835
Ending AUV                                                                    $ 8.771    $ 8.896

Ending number of AUs (000s)                                                        37         25

INVERSE RUSSELL 2000 FUND
-------------------------
Beginning AUV                                                                 $ 8.734    $ 9.819
Ending AUV                                                                    $ 7.690    $ 8.734

Ending number of AUs (000s)                                                        25         14

INVERSE S&P 500 FUND
--------------------
Beginning AUV                                                                 $ 9.484    $ 9.890
Ending AUV                                                                    $ 8.773    $ 9.484

Ending number of AUs (000s)                                                         3         10

JAPAN ADVANTAGE FUND
--------------------
Beginning AUV                                                                $ 13.508   $ 10.178
Ending AUV                                                                   $ 14.202   $ 13.508

Ending number of AUs (000s)                                                        21         14

LARGE CAP GROWTH FUND
---------------------
Beginning AUV                                                                $ 10.589   $ 10.097
Ending AUV                                                                   $ 11.161   $ 10.589

Ending number of AUs (000s)                                                        18          3

LARGE CAP VALUE FUND
--------------------
Beginning AUV                                                                $ 10.941   $ 10.156
Ending AUV                                                                   $ 12.873   $ 10.941

Ending number of AUs (000s)                                                        40          7

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
LEISURE FUND
------------
Beginning AUV                                                                $ 10.174   $ 10.173
Ending AUV                                                                   $ 12.562   $ 10.174

Ending number of AUs (000s)                                                        38          -

MID CAP ADVANTAGE FUND
----------------------
Beginning AUV                                                                $ 12.263   $ 10.203
Ending AUV                                                                   $ 13.546   $ 12.263

Ending number of AUs (000s)                                                       134          3

MID-CAP GROWTH FUND
-------------------
Beginning AUV                                                                $ 11.662   $ 10.127
Ending AUV                                                                   $ 12.027   $ 11.662

Ending number of AUs (000s)                                                         9         19

MID-CAP VALUE FUND
------------------
Beginning AUV                                                                $ 11.383   $ 10.144
Ending AUV                                                                   $ 13.326   $ 11.383

Ending number of AUs (000s)                                                        48         15

MULTI CAP CORE EQUITY FUND (INCEPTION DATE FEBRUARY 3, 2006)
------------------------------------------------------------
Beginning AUV                                                                 $ 9.973        N/A
Ending AUV                                                                   $ 11.031        N/A

Ending number of AUs (000s)                                                         -        N/A

NOVA FUND
---------
Beginning AUV                                                                $ 11.124   $ 10.181
Ending AUV                                                                   $ 13.268   $ 11.124

Ending number of AUs (000s)                                                        53          4

OTC FUND
--------
Beginning AUV                                                                $ 11.493   $ 10.174
Ending AUV                                                                   $ 12.156   $ 11.493

Ending number of AUs (000s)                                                         4        344

PRECIOUS METALS FUND
--------------------
Beginning AUV                                                                $ 14.551   $ 10.267
Ending AUV                                                                   $ 17.669   $ 14.551

Ending number of AUs (000s)                                                        81         20

REAL ESTATE FUND
----------------
Beginning AUV                                                                $ 11.182   $ 10.091
Ending AUV                                                                   $ 14.618   $ 11.182

Ending number of AUs (000s)                                                        26          1

RETAILING FUND
--------------
Beginning AUV                                                                $ 11.032   $ 10.137
Ending AUV                                                                   $ 12.144   $ 11.032

Ending number of AUs (000s)                                                         3          -

RUSSELL 2000 ADVANTAGE FUND
---------------------------
Beginning AUV                                                                $ 12.184   $ 10.286
Ending AUV                                                                   $ 14.724   $ 12.184

Ending number of AUs (000s)                                                       320          -

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
SECTOR ROTATION FUND
--------------------
Beginning AUV                                                                $ 11.927   $ 10.150
Ending AUV                                                                   $ 13.285   $ 11.927

Ending number of AUs (000s)                                                        19          4

SMALL-CAP GROWTH FUND
---------------------
Beginning AUV                                                                $ 11.386   $ 10.154
Ending AUV                                                                   $ 12.266   $ 11.386

Ending number of AUs (000s)                                                        21          2

SMALL-CAP VALUE FUND
--------------------
Beginning AUV                                                                $ 11.245   $ 10.188
Ending AUV                                                                   $ 13.404   $ 11.245

Ending number of AUs (000s)                                                        52          2

TECHNOLOGY FUND
---------------
Beginning AUV                                                                $ 11.619   $ 10.109
Ending AUV                                                                   $ 12.304   $ 11.619

Ending number of AUs (000s)                                                         3          -

TELECOMMUNICATIONS FUND
-----------------------
Beginning AUV                                                                $ 11.393   $ 10.137
Ending AUV                                                                   $ 13.616   $ 11.393

Ending number of AUs (000s)                                                         1          -

TRANSPORTATION FUND
-------------------
Beginning AUV                                                                $ 12.465   $ 10.197
Ending AUV                                                                   $ 13.386   $ 12.465

Ending number of AUs (000s)                                                         2          4

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
Beginning AUV                                                                $ 10.155   $ 10.001
Ending AUV                                                                   $ 10.544   $ 10.155

Ending number of AUs (000s)                                                     1,327        901

UTILITIES FUND
--------------
Beginning AUV                                                                $ 10.610   $ 10.061
Ending AUV                                                                   $ 12.834   $ 10.610

Ending number of AUs (000s)                                                        21         12

----------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO
----------------------------------------
Beginning AUV                                                                $ 11.972   $ 10.140
Ending AUV                                                                   $ 14.607   $ 11.972

Ending number of AUs (000s)                                                        49          -

GLOBAL TECHNOLOGY PORTFOLIO
---------------------------
Beginning AUV                                                                $ 12.041   $ 10.134
Ending AUV                                                                   $ 14.172   $ 12.041

Ending number of AUs (000s)                                                         6          -

----------------------------------------------------------------------------------------------------------------------------

T ROWE PRICE SERVICES, INC.:
BLUE CHIP VP II FUND (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------
Beginning AUV                                                                 $ 9.959        N/A
Ending AUV                                                                   $ 10.600        N/A

Ending number of AUs (000s)                                                        80        N/A

                                                                              2006       2005
----------------------------------------------------------------------------------------------------------------------------
T ROWE PRICE SERVICES, INC.: (CONTINUED)
EQUITY INCOME VP II FUND (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------
Beginning AUV                                                                 $ 9.987        N/A
Ending AUV                                                                   $ 11.080        N/A

Ending number of AUs (000s)                                                       125        N/A

HEALTH SCIENCES VP II FUND (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------
Beginning AUV                                                                 $ 9.932        N/A
Ending AUV                                                                   $ 10.742        N/A

Ending number of AUs (000s)                                                        35        N/A

----------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO
---------------
Beginning AUV                                                                $ 12.114   $ 10.175
Ending AUV                                                                   $ 14.026   $ 12.114

Ending number of AUs (000s)                                                       240         31

----------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND
------------------------------
Beginning AUV                                                                $ 10.061    $ 9.990
Ending AUV                                                                   $ 10.932   $ 10.061

Ending number of AUs (000s)                                                        45          -

WORLDWIDE BOND FUND
-------------------
Beginning AUV                                                                 $ 9.757   $ 10.024
Ending AUV                                                                   $ 10.389    $ 9.757

Ending number of AUs (000s)                                                        81          2

WORLDWIDE EMERGING MARKETS FUND
-------------------------------
Beginning AUV                                                                $ 13.005   $ 10.229
Ending AUV                                                                   $ 18.140   $ 13.005

Ending number of AUs (000s)                                                        90         11

WORLDWIDE HARD ASSETS FUND
--------------------------
Beginning AUV                                                                $ 14.701   $ 10.143
Ending AUV                                                                   $ 18.301   $ 14.701

Ending number of AUs (000s)                                                       135         20

WORLDWIDE REAL ESTATE FUND
--------------------------
Beginning AUV                                                                $ 12.563   $ 10.060
Ending AUV                                                                   $ 16.448   $ 12.563

Ending number of AUs (000s)                                                        65          -

----------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT FUNDS:
DISCOVERY FUND
--------------

Beginning AUV                                                                $ 12.362   $ 10.259
Ending AUV                                                                   $ 14.172   $ 12.362

Ending number of AUs (000s)                                                        32          -

OPPORTUNITY FUND
----------------
Beginning AUV                                                                $ 11.446   $ 10.147
Ending AUV                                                                   $ 12.845   $ 11.446

Ending number of AUs (000s)                                                        16          8

--------------------------------------------------------------------------------

                                PRIVACY NOTICE OF

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

REVISED Notice of Privacy Policy                         01/2007

We take your privacy seriously. This notice describes how we treat data about our customers.

We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

o    The Medical Information Bureau

o    Consumer Reporting Agencies

o    Service Providers who conduct marketing services on our behalf

o    Motor Vehicle Bureaus

o    Other Data Providers

Data we collect may include:

o    Name, address, e-mail address, phone number

o    Social Security Number

o    Demographic Data

o Health data (for life insurance buyers) or other data about illness, disability or injury

o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

o    Insurance companies, agents, reinsurers

o    Group policyholders for purpose of reporting claims experience

o    Medical Laboratories and Prescription or Pharmacy Database Managers

o    Medical Information and Motor Vehicle Bureaus or similar institutions

o    A court or governmental agency when there is a lawful request

o    Law enforcement officials to prevent criminal activity and/or fraud

o    Service providers that perform marketing services for us

o    Service providers that perform administrative services for us

o    Joint Marketing Partners

o    Unaffiliated Fund Families

o    Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

o    Underwrite policies

o    Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
     General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

     If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0507) dated May 1, 2007 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

     Name:_________________________________________________________________

     Mailing Address:______________________________________________________

                                   Sincerely,

    _______________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------




                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233











(C) 2007, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0507

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-6

ADMINISTRATION                                                               B-6

ANNUITY PROVISIONS                                                           B-6

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-7

FINANCIAL STATEMENTS                                                         B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after

December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2007.


                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

JEFFERSON NATIONAL LIFE INSURANCE COMPANY








ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 2006
















                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2006..................................................    2
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2006......................   14
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2005......................   38
Notes to Financial Statements................................................................................   58
Report of Independent Registered Public Accounting Firm......................................................   94

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

==============================================================================================================================
                                                                                         SHARES         COST         VALUE
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio.......................................................        72,382.119   $ 1,039,361   $ 1,119,751
       Equity Portfolio.........................................................        74,324.139     1,874,130     1,842,495
       Fixed Income Portfolio...................................................        13,426.170       130,567       132,113
       Government Securities Portfolio..........................................        19,679.850       226,793       222,383
       Money Market Portfolio...................................................    13,804,183.878    13,804,184    13,804,184
     AIM Variable Insurance Funds:
       Basic Value Fund.........................................................         8,408.347       102,103       111,326
       Core Equity Fund.........................................................         3,281.501        86,701        89,322
       Financial Services Fund..................................................         2,575.400        43,666        44,837
       Global Health Care Fund..................................................         1,840.323        38,846        39,585
       Global Real Estate Fund..................................................        59,510.077     1,616,427     1,710,319
       High Yield Fund..........................................................       422,649.226     2,693,272     2,586,613
       Mid Cap Core Equity Fund.................................................         4,214.900        59,398        56,564
       Technology Fund..........................................................        20,273.910       278,244       284,240
     The Alger American Fund:
       Growth Portfolio.........................................................         9,237.552       360,892       380,772
       Leveraged AllCap Portfolio...............................................         5,875.980       208,157       243,736
       MidCap Growth Portfolio..................................................        18,816.676       369,611       390,446
       Small Capitalization Portfolio...........................................        27,063.743       707,302       769,152
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio..............................................         3,421.881        88,381        93,041
       Small-Mid Cap Value Portfolio............................................           304.300         4,997         5,477
     American Century Variable Portfolios, Inc.:
       Balanced Fund............................................................        60,558.224       431,754       456,004
       Income & Growth Fund.....................................................        70,318.783       554,605       606,851
       Inflation Protection.....................................................         8,602.205        87,054        86,710
       International Fund.......................................................        68,600.508       628,557       694,237
       Value Fund...............................................................       144,809.132     1,188,506     1,265,632
     Credit Suisse Trust Funds:
       Commodity Return Strategy................................................         1,598.451        17,440        16,576
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund..................................................        52,322.543     1,059,186     1,068,950
       Evolution VP All Cap Equity Fund.........................................        18,361.499       474,168       472,074
       Evolution VP Managed Bond Fund...........................................        12,072.185       241,974       241,444
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio..........................................        46,960.260       846,147       872,991
     The Dreyfus Socially Responsible Growth Fund, Inc..........................           323.733         7,880         9,210
     Dreyfus Stock Index Fund...................................................       110,805.504     3,719,237     4,005,619
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio..............................................         1,195.686        26,544        30,537
       International Value Portfolio............................................       122,440.397     2,194,480     2,387,587
     Federated Insurance Series:
       Capital Income Fund II...................................................        55,506.462       511,507       540,078
       High Income Bond Fund II.................................................       152,791.464     1,158,653     1,199,413
       International Equity Fund II.............................................         2,061.782        33,389        35,277
       Kaufmann Fund II.........................................................           196.761         3,093         3,215
     Janus Aspen Series:
       Growth and Income Portfolio..............................................        22,795.856       387,292       425,371
       International Growth Portfolio...........................................        65,082.597     2,843,060     3,332,880
       Large Cap Growth Portfolio...............................................        32,930.705       696,721       761,357
       Mid Cap Growth Portfolio.................................................        15,356.537       445,228       506,306
       Worldwide Growth Portfolio...............................................        34,171.393       975,390     1,109,545
       INTECH Risk-Managed Growth (Service Class)...............................         2,003.748        24,701        23,544
     Lazard Retirement Series, Inc.:
       Emerging Markets Portfolio...............................................       197,068.424     4,165,780     4,471,483
       Equity Portfolio.........................................................        17,731.257       211,194       228,024
       International Equity Portfolio...........................................       132,387.335     1,901,390     1,971,247
       Small Cap Portfolio......................................................        53,730.745       915,084       930,079
     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund...................................................        11,617.574       289,897       301,011
       All Cap Fund.............................................................           621.848        11,988        12,138
       Global High Yield Bond Fund..............................................        27,408.030       270,717       269,421
       Large Cap Growth Fund....................................................        17,456.755       206,135       224,144
       Strategic Bond Fund......................................................        92,392.595       969,986       946,101
     Lord Abbett Series Fund, Inc.:
       America's Value Portfolio................................................         4,325.434        64,841        66,093
       Growth and Income Portfolio..............................................        23,950.856       681,741       702,719
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio.......................................................        12,008.726       177,353       174,487
       High Income Bond Portfolio...............................................        18,080.906       181,206       178,097
       Limited Maturity Bond Portfolio..........................................       133,258.038     1,707,843     1,700,373
       Mid-Cap Growth Portfolio.................................................         9,139.240       200,384       212,579

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

==============================================================================================================================
                                                                                         SHARES         COST         VALUE
------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Neuberger Berman Advisers Management Trust: (continued)
       Partners Portfolio.......................................................        76,496.081   $ 1,633,828   $ 1,618,657
       Regency Portfolio........................................................        24,601.214       394,374       398,786
       Socially Responsive Portfolio............................................         5,459.367        84,946        91,226
     PIMCO Variable Insurance Trust:
       All Asset Fund...........................................................        22,146.293       262,252       258,447
       CommodityRealReturn Strategy Fund........................................       104,546.470     1,239,668     1,182,421
       Emerging Markets Bond Fund...............................................       166,298.384     2,296,751     2,321,525
       Foreign Bond US Dollar Hedged Fund.......................................        24,032.905       244,724       242,732
       Global Bond Unhedged Fund................................................        23,362.675       285,450       281,754
       High Yield Fund..........................................................       573,848.150     4,675,468     4,785,894
       Low Duration Fund........................................................         7,903.945        79,809        79,514
       Money Market Fund........................................................    13,614,641.160    13,614,641    13,614,641
       RealEstateRealReturn Strategy Fund.......................................        14,684.960       179,167       179,450
       Real Return Fund.........................................................       148,664.734     1,854,698     1,773,571
       Short-Term Fund..........................................................       163,743.713     1,643,571     1,643,987
       StockPLUS Total Return Fund..............................................        18,402.400       193,853       209,419
       Total Return Fund........................................................       589,794.100     5,976,915     5,968,716
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio......................................................         9,696.855        95,040        95,223
       Emerging Markets Portfolio...............................................        12,389.379       395,076       420,248
       Equity Income Portfolio..................................................        91,240.398     2,218,663     2,287,397
       Fund Portfolio...........................................................        21,426.693       510,300       529,882
       Global High Yield Portfolio..............................................         8,590.037        89,079        89,165
       High Yield Portfolio.....................................................        82,791.905       899,152       911,539
       International Value Portfolio............................................        43,909.860       724,590       731,538
       Mid Cap Value Portfolio..................................................        19,004.550       384,423       384,652
     Royce Capital Fund:
       Micro-Cap Portfolio......................................................        95,384.421     1,332,396     1,373,536
       Small-Cap Portfolio......................................................       117,049.600     1,208,079     1,248,920
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund..............................................        58,173.372     2,084,685     2,084,352
       CLS AdvisorOne Clermont Fund.............................................        19,516.390       579,314       583,540
       Absolute Return Strategies Fund..........................................        13,249.643       346,544       347,141
       Banking Fund.............................................................         6,493.988       209,114       210,665
       Basic Materials Fund.....................................................         4,638.257       154,779       154,593
       Biotechnology Fund.......................................................         1,640.726        35,535        33,898
       Commodities Fund.........................................................         3,718.833        72,306        67,497
       Consumer Products Fund...................................................         8,383.023       304,562       306,400
       Dynamic Dow Fund.........................................................        13,226.491       367,920       355,660
       Dynamic OTC Fund.........................................................        50,260.063     1,176,742     1,179,101
       Dynamic S&P 500 Fund.....................................................        45,709.151       999,827       992,346
       Dynamic Weakening Dollar Fund............................................         9,950.275       286,065       273,732
       Electronics Fund.........................................................           439.555         6,303         6,163
       Energy Fund..............................................................        17,892.104       668,949       592,945
       Energy Services Fund.....................................................         9,321.050       311,969       277,674
       Essential Portfolio Conservative Fund....................................         5,918.444       148,139       148,494
       Essential Portfolio Moderate Fund........................................         1,587.362        41,128        39,700
       Europe Advantage Fund....................................................        13,902.898       414,193       411,525
       Financial Services Fund..................................................         2,995.075        96,128        96,381
       Government Long Bond Advantage Fund......................................        11,684.226       142,434       135,070
       Health Care Fund.........................................................         5,547.929       161,721       157,616
       Hedged Equity Fund.......................................................        12,292.988       319,672       323,797
       Internet Fund............................................................         2,782.500        46,286        44,993
       Inverse Dynamic Dow Fund.................................................         3,476.109       116,172       115,894
       Inverse Government Long Bond Fund........................................         7,674.978       163,275       165,396
       Inverse Mid-Cap Fund.....................................................         1,194.509        43,724        44,149
       Inverse OTC Fund.........................................................        16,517.375       326,383       326,879
       Inverse Russell 2000 Fund................................................         5,592.336       194,711       193,551
       Inverse S&P 500 Fund.....................................................         5,075.324        22,100        22,281
       Japan Advantage Fund.....................................................        11,659.440       361,595       316,320
       Large-Cap Growth Fund....................................................         8,378.303       222,287       223,534
       Large-Cap Value Fund.....................................................        17,416.203       557,062       553,487
       Leisure Fund.............................................................        18,165.172       480,360       475,746
       Mid Cap Advantage Fund...................................................        77,002.134     1,899,506     1,863,451
       Mid-Cap Growth Fund......................................................         3,845.557       118,790       112,791
       Mid-Cap Value Fund.......................................................        28,710.403       642,909       642,539
       Nova Fund................................................................        71,499.560       717,948       721,431
       OTC Fund.................................................................         5,935.307        90,585        91,345
       Precious Metals Fund.....................................................       114,087.831     1,344,145     1,435,225
       Real Estate Fund.........................................................         7,455.211       385,906       374,624
       Retailing Fund...........................................................         1,417.984        43,423        42,228
       Russell 2000 Advantage Fund..............................................       115,947.572     4,736,707     4,770,084

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

==============================================================================================================================
                                                                                         SHARES         COST         VALUE
------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Sector Rotation Fund.....................................................        19,715.217   $   252,780  $    265,564
       Small-Cap Growth Fund....................................................         8,984.353       269,996       268,812
       Small-Cap Value Fund.....................................................        24,847.253       711,514       710,632
       Technology Fund..........................................................         2,725.755        40,366        40,178
       Telecommunications Fund..................................................           454.842         9,839         9,965
       Transportation Fund......................................................         1,027.936        37,565        36,028
       U.S. Government Money Market Fund........................................    14,139,460.582    14,139,460    14,139,461
       Utilities Fund...........................................................        11,938.159       267,049       267,176
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio.................................        43,177.537       696,457       722,791
       Global Technology Portfolio..............................................         6,104.648        89,007        96,637
     T. Rowe Price Equity Series:
       Blue Chip VP II Fund.....................................................        81,012.443       793,537       843,339
       Equity Income VP II Fund.................................................        55,679.599     1,319,018     1,380,854
       Health Sciences VP II Fund...............................................        30,016.775       357,927       378,211
     Third Avenue Variable Series Trust:
       Value Portfolio..........................................................       116,786.887     3,387,567     3,484,920
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund...........................................        46,316.965       475,906       492,813
       Worldwide Bond Fund......................................................        71,896.610       828,170       846,942
       Worldwide Emerging Markets Fund..........................................        72,574.450     1,654,566     1,812,910
       Worldwide Hard Assets Fund...............................................        75,599.173     2,402,055     2,472,848
       Worldwide Real Estate Fund...............................................        58,442.458       967,929     1,100,472
     Wells Fargo Advantage VT Funds:
       Discovery Fund...........................................................        41,208.035       579,207       677,460
       Opportunity Fund.........................................................        12,247.077       268,045       294,175
------------------------------------------------------------------------------------------------------------------------------
         Total assets...........................................................................................  $150,845,026
------------------------------------------------------------------------------------------------------------------------------
Payables:
   Amounts due to Jefferson National Life Insurance Company.....................................................  $        528
------------------------------------------------------------------------------------------------------------------------------
         Net assets.............................................................................................  $150,844,498
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO:
   Contract Owners' Deferred Annuity Reserves:
     40|86 Series Trust:
       Balanced Portfolio
         Monument Advisor.......................................      65,921.500     $12.143956     $   800,548
         Monument...............................................       6,266.970      22.181436         139,010     $   939,558
                                                                                                                    -----------
       Equity Portfolio
         Monument Advisor.......................................     108,423.633      13.050828       1,415,018
         Monument...............................................      12,732.014      33.574999         427,477      1,842,495
                                                                                                                    -----------
       Fixed Income Portfolio
         Monument Advisor.......................................       8,864.269      10.632491          94,249
         Monument...............................................       2,454.604      15.425616          37,864        132,113
                                                                                                                    -----------
       Government Securities Portfolio
         Monument Advisor.......................................      13,584.103      10.438873         141,803
         Monument...............................................       5,760.701      13.987829          80,580        222,383
                                                                                                                    -----------
       Money Market Portfolio
         Monument Advisor.......................................   1,280,874.415      10.682628      13,683,105
         Monument...............................................       9,838.459      12.306712         121,079     13,804,184
                                                                                                                    -----------
     AIM Variable Insurance Funds:
       Basic Value Fund
         Monument Advisor.......................................       8,928.198      12.469057         111,326         111,326
                                                                                                                    -----------
       Core Equity Fund
         Monument Advisor.......................................       7,044.596      10.964196          77,238
         Monument...............................................       1,111.918      10.868157          12,084          89,322
                                                                                                                    -----------
       Financial Services Fund
         Monument Advisor.......................................       3,354.673      13.238033          44,409
         Monument...............................................          31.895      13.429544             428          44,837
                                                                                                                    -----------
       Global Health Care Fund
         Monument Advisor.......................................       3,336.516      11.864309          39,585          39,585
                                                                                                                    -----------
       Global Real Estate Fund
         Monument Advisor.......................................      75,597.125      16.708927       1,263,147
         Monument...............................................      14,356.657      31.147397         447,172       1,710,319
                                                                                                                    -----------
       High Yield Fund
         Monument Advisor.......................................     223,223.637      11.571804       2,583,100
         Monument...............................................         294.148      11.942425           3,513       2,586,613
                                                                                                                    -----------
       Mid Cap Core Equity Fund
         Monument Advisor.......................................       4,642.094      12.185042          56,564          56,564
                                                                                                                    -----------
       Technology Fund
         Monument Advisor.......................................      22,179.664      12.815351         284,240         284,240
                                                                                                                    -----------
     The Alger American Fund:
       Growth Portfolio
         Monument Advisor.......................................      27,959.928      12.420322         347,271
         Monument...............................................       1,870.494      17.910021          33,501         380,772
                                                                                                                    -----------
       Leveraged AllCap Portfolio
         Monument Advisor.......................................      11,141.916      14.377804         160,196
         Monument...............................................       3,371.959      24.774872          83,540         243,736
                                                                                                                    -----------
       MidCap Growth Portfolio
         Monument Advisor.......................................      17,112.754      13.097322         224,131
         Monument...............................................       6,257.619      26.577997         166,315         390,446
                                                                                                                    -----------
       Small Capitalization Portfolio
         Monument Advisor.......................................      48,027.887      15.263158         733,057
         Monument...............................................       2,202.818      16.385624          36,095         769,152
                                                                                                                    -----------
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Monument Advisor.......................................       8,340.922      11.154744          93,041          93,041
                                                                                                                    -----------
       Small -Mid Cap Value Portfolio
         Monument Advisor.......................................         520.827      10.516415           5,477           5,477
                                                                                                                    -----------
     American Century Variable Portfolios, Inc.:
       Balanced Fund
         Monument Advisor.......................................      39,047.512      11.678180         456,004         456,004
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     American Century Variable Portfolios, Inc.: (continued)
       Income & Growth Fund
         Monument Advisor.......................................      47,746.368     $12.615826     $   602,360
         Monument...............................................         329.734      13.620381           4,491     $   606,851
                                                                                                                    -----------
       Inflation Protection Fund
         Monument Advisor.......................................       8,472.644      10.234140          86,710          86,710
                                                                                                                    -----------
       International Fund
         Monument Advisor.......................................      47,014.052      14.574480         685,205
         Monument...............................................         662.037      13.642903           9,032         694,237
                                                                                                                    -----------
       Value Fund
         Monument Advisor.......................................      96,205.638      12.802021       1,231,627
         Monument...............................................       1,908.355      17.819252          34,005       1,265,632
                                                                                                                    -----------
     Credit Suisse Trust Funds:
       Commodity Return Strategy
         Monument Advisor.......................................       1,706.587       9.712890          16,576          16,576
                                                                                                                    -----------
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund
         Monument Advisor.......................................      96,130.794      11.119744       1,068,950       1,068,950
                                                                                                                    -----------
       Evolution VP All Cap Equity Fund
         Monument Advisor.......................................      45,820.277      10.302734         472,074         472,074
                                                                                                                    -----------
       Evolution VP Managed Bond Fund
         Monument Advisor.......................................      24,160.270       9.993420         241,444         241,444
                                                                                                                    -----------
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio
         Monument Advisor.......................................      66,461.976      13.135191         872,991         872,991
                                                                                                                    -----------
     The Dreyfus Socially Responsible Growth Fund, Inc.
         Monument...............................................         956.905       9.625037           9,210           9,210
                                                                                                                    -----------
     Dreyfus Stock Index Fund
         Monument Advisor.......................................     300,973.650      12.556164       3,779,075
         Monument...............................................      17,897.685      12.657733         226,544       4,005,619
                                                                                                                    -----------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Monument Advisor.......................................       1,937.045      12.656031          24,515
         Monument...............................................         526.016      11.449127           6,022          30,537
                                                                                                                    -----------
       International Value Portfolio
         Monument Advisor.......................................     157,419.558      14.023698       2,207,604
         Monument...............................................      10,067.737      17.877222         179,983       2,387,587
                                                                                                                    -----------
     Federated Insurance Series:
       Capital Income Fund II
         Monument Advisor.......................................      43,126.396      12.440846         536,529
         Monument...............................................         364.493       9.735801           3,549         540,078
                                                                                                                    -----------
       High Income Bond Fund II
         Monument Advisor.......................................      95,974.523      11.716221       1,124,459
         Monument...............................................       1,394.062      12.980453          18,096
         Monument Advisor Limited...............................       4,532.154      11.402633          51,678       1,194,233
                                                                                                                    -----------
       International Equity Fund II
         Monument Advisor.......................................       2,551.273      13.649592          34,824
         Monument...............................................          24.480      18.523211             453          35,277
                                                                                                                    -----------
       Kaufmann Fund II
         Monument Advisor.......................................         304.982      10.541935           3,215           3,215
                                                                                                                    -----------
     Janus Aspen Series:
       Growth and Income Portfolio
         Monument Advisor.......................................      35,329.493      10.040340         354,720
         Monument...............................................       4,403.898      16.042751          70,651         425,371
                                                                                                                    -----------
       International Growth Portfolio
         Monument Advisor.......................................     282,866.501      11.686098       3,305,606
         Monument...............................................         492.913      32.152127          15,848       3,321,454
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Janus Aspen Series: (continued)
       Large Cap Growth Portfolio
         Monument Advisor.......................................      60,293.582     $10.489181     $   632,430
         Monument...............................................      11,366.748      11.342493         128,927     $   761,357
                                                                                                                    -----------
       Mid Cap Growth Portfolio
         Monument Advisor.......................................      38,415.935      10.543663         405,045
         Monument...............................................       6,884.166      14.709248         101,261         506,306
                                                                                                                    -----------
       Worldwide Growth Portfolio
         Monument Advisor.......................................      84,554.282      11.184320         945,682
         Monument...............................................      13,278.022      12.340893         163,863       1,109,545
                                                                                                                    -----------
       INTECH Risk-Managed Growth (Service Class)
         Monument Advisor.......................................       2,268.363      10.379320          23,544          23,544
                                                                                                                    -----------
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio
         Monument Advisor.......................................     247,059.333      18.085179       4,468,112       4,468,112
                                                                                                                    -----------
       Equity Portfolio
         Monument Advisor.......................................      18,145.792      12.566216         228,024         228,024
                                                                                                                    -----------
       International Equity Portfolio
         Monument Advisor.......................................     140,502.732      14.029958       1,971,247       1,971,247
                                                                                                                    -----------
       Small Cap Portfolio
         Monument Advisor.......................................      66,526.998      13.017865         866,039
         Monument...............................................       3,510.413      18.242926          64,040         930,079
                                                                                                                    -----------
     Legg Mason Partners Variable Portfolios:
       Aggressive Growth Fund
         Monument Advisor.......................................      22,770.430      13.219379         301,011         301,011
                                                                                                                    -----------
       All Cap Fund
         Monument Advisor.......................................         930.232      13.048849          12,138          12,138
                                                                                                                    -----------
       Global High Yield Bond Fund
         Monument Advisor.......................................      22,910.199      11.759887         269,421         269,421
                                                                                                                    -----------
       Large Cap Growth Fund
         Monument Advisor.......................................      18,937.420      11.836063         224,144         224,144
                                                                                                                    -----------
       Strategic Bond Fund
         Monument Advisor.......................................      80,903.505      10.751818         869,860
         Monument...............................................       6,845.829      11.136826          76,241         946,101
                                                                                                                    -----------
     Lord Abbett Series Fund, Inc.:
       American's Value Portfolio
         Monument Advisor.......................................       5,386.362      12.270367          66,093          66,093
                                                                                                                    -----------
       Growth and Income Portfolio
         Monument Advisor.......................................      41,877.245      12.633249         529,046
         Monument...............................................       8,042.270      21.595007         173,673         702,719
                                                                                                                    -----------
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio
         Monument Advisor.......................................      14,759.876      11.821715         174,487         174,487
                                                                                                                    -----------
       High Income Bond Portfolio
         Monument Advisor.......................................      15,889.233      11.208658         178,097         178,097
                                                                                                                    -----------
       Limited Maturity Bond Portfolio
         Monument Advisor.......................................     161,235.693      10.545882       1,700,373       1,700,373
                                                                                                                    -----------
       Mid-Cap Growth Portfolio
         Monument Advisor.......................................      15,244.247      13.944850         212,579         212,579
                                                                                                                    -----------
       Partners Portfolio
         Monument Advisor.......................................     118,398.261      13.522552       1,601,047
         Monument...............................................         505.598      14.195862           7,177       1,608,224
                                                                                                                    -----------
       Regency Portfolio
         Monument Advisor.......................................      30,708.559      12.986136         398,786         398,786
                                                                                                                    -----------
       Socially Responsive Portfolio
         Monument Advisor.......................................       7,143.418      12.770592          91,226          91,226
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     PIMCO Variable Insurance Trust:
       All Asset Fund
         Monument Advisor.......................................      24,659.317     $10.480714     $   258,447     $   258,447
                                                                                                                    -----------
       CommodityRealReturn Strategy Fund
         Monument Advisor.......................................     123,096.587       9.605635       1,182,421       1,182,421
                                                                                                                    -----------
       Emerging Markets Bond Fund
         Monument Advisor.......................................     214,282.193      10.833963       2,321,525       2,321,525
                                                                                                                    -----------
       Foreign Bond US Dollar-Hedged Fund
         Monument Advisor.......................................      23,497.417      10.330171         242,732         242,732
                                                                                                                    -----------
       Global Bond Unhedged Fund
         Monument Advisor.......................................      27,468.848      10.257215         281,754         281,754
                                                                                                                    -----------
       High Yield Fund
         Monument Advisor.......................................     450,284.444      10.628601       4,785,894       4,785,894
                                                                                                                    -----------
       Low Duration Fund
         Monument Advisor.......................................       7,910.393      10.051804          79,514          79,514
                                                                                                                    -----------
       Money Market Fund
         Monument Advisor.......................................   1,274,375.869      10.678821      13,608,832
         Monument...............................................          75.290      10.458195             787      13,609,619
                                                                                                                    -----------
       RealEstateRealReturn Strategy Fund
         Monument Advisor.......................................      14,998.645      11.964425         179,450         179,450
                                                                                                                    -----------
       Real Return Fund
         Monument Advisor.......................................     169,328.855      10.149519       1,718,606
         Monument...............................................       2,217.968      11.333148          25,137       1,743,743
                                                                                                                    -----------
       Short-Term Fund
         Monument Advisor.......................................     154,902.828      10.613021       1,643,987       1,643,987
                                                                                                                    -----------
       StockPLUS Total Return Fund
         Monument Advisor.......................................      18,977.234      11.035286         209,419         209,419
                                                                                                                    -----------
       Total Return Fund
         Monument Advisor.......................................     566,043.844      10.518700       5,954,045       5,954,045
                                                                                                                    -----------
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio
         Monument Advisor.......................................       9,149.997      10.406855          95,223          95,223
                                                                                                                    -----------
       Emerging Markets Portfolio
         Monument Advisor.......................................      37,626.547      11.168917         420,248         420,248
                                                                                                                    -----------
       Equity Income Portfolio
         Monument Advisor.......................................     174,244.154      12.929683       2,252,922
         Monument...............................................       2,615.321      13.181933          34,475       2,287,397
                                                                                                                    -----------
       Fund Portfolio
         Monument Advisor.......................................      40,864.901      12.736079         520,459
         Monument...............................................         840.887      11.206593           9,423         529,882
                                                                                                                    -----------
       Global High Yield Portfolio
         Monument Advisor.......................................       8,685.121      10.266359          89,165          89,165
                                                                                                                    -----------
       High Yield Portfolio
         Monument Advisor.......................................      79,845.981      11.416215         911,539         911,539
                                                                                                                    -----------
       International Value Portfolio
         Monument Advisor.......................................      69,289.748      10.557669         731,538         731,538
                                                                                                                    -----------
       Mid Cap Value Portfolio
         Monument Advisor.......................................      31,204.276      12.326896         384,652         384,652
                                                                                                                    -----------
     Royce Capital Fund:
       Micro-Cap Portfolio
         Monument Advisor.......................................      86,210.079      14.856102       1,280,746
         Monument...............................................       4,103.487      21.849885          89,661       1,370,407
                                                                                                                    -----------
       Small-Cap Portfolio
         Monument Advisor.......................................      85,873.650      13.023469       1,118,373
         Monument...............................................       6,211.703      21.016253         130,547       1,248,920
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund
         Monument Advisor.......................................     163,776.698     $12.726792     $ 2,084,352     $ 2,084,352
                                                                                                                    -----------
       CLS AdvisorOne Clermont Fund
         Monument Advisor.......................................      50,799.532      11.487118         583,540         583,540
                                                                                                                    -----------
       Absolute Return Strategies Fund
         Monument Advisor.......................................      33,275.457      10.432339         347,141         347,141
                                                                                                                    -----------
       Banking Fund
         Monument Advisor.......................................      17,752.807      11.866571         210,665         210,665
                                                                                                                    -----------
       Basic Materials Fund
         Monument Advisor.......................................      10,583.158      13.700749         144,997
         Monument...............................................         625.416      15.342967           9,596         154,593
                                                                                                                    -----------
       Biotechnology Fund
         Monument Advisor.......................................       2,861.443      11.846320          33,898          33,898
                                                                                                                    -----------
       Commodities Fund
         Monument Advisor.......................................       8,506.355       7.934863          67,497          67,497
                                                                                                                    -----------
       Consumer Products Fund
         Monument Advisor.......................................      25,743.893      11.901841         306,400         306,400
                                                                                                                    -----------
       Dynamic Dow Fund
         Monument Advisor.......................................      25,325.779      14.043405         355,660         355,660
                                                                                                                    -----------
       Dynamic OTC Fund
         Monument Advisor.......................................      88,085.435      13.385882       1,179,101       1,179,101
                                                                                                                    -----------
       Dynamic S&P 500 Fund
         Monument Advisor.......................................      70,162.583      14.034063         984,666
         Monument...............................................         532.835      14.413263           7,680         992,346
                                                                                                                    -----------
       Dynamic Weakening Dollar Fund
         Monument Advisor.......................................      24,215.030      11.304205         273,732         273,732
                                                                                                                    -----------
       Electronics Fund
         Monument Advisor.......................................         493.628      12.484409           6,163           6,163
                                                                                                                    -----------
       Energy Fund
         Monument Advisor.......................................      40,278.494      14.341766         577,665
         Monument...............................................         571.989      18.288068          10,461         588,126
                                                                                                                    -----------
       Energy Services Fund
         Monument Advisor.......................................      17,374.252      15.798832         274,493
         Monument...............................................         164.032      19.394606           3,181         277,674
                                                                                                                    -----------
       Essential Portfolio Conservative Fund
         Monument Advisor.......................................      14,646.702      10.138371         148,494         148,494
                                                                                                                    -----------
       Essential Portfolio Moderate Fund
         Monument Advisor.......................................       3,859.676      10.285804          39,700          39,700
                                                                                                                    -----------
       Europe Advantage Fund
         Monument Advisor.......................................      28,393.972      14.207393         403,404
         Monument...............................................         502.323      16.167531           8,121         411,525
                                                                                                                    -----------
       Financial Services Fund
         Monument Advisor.......................................       7,334.971      13.139995          96,381          96,381
                                                                                                                    -----------
       Government Long Bond Advantage Fund
         Monument Advisor.......................................      13,875.816       9.734178         135,070         135,070
                                                                                                                    -----------
       Health Care Fund
         Monument Advisor.......................................      13,317.620      11.472394         152,785
         Monument...............................................         423.564      11.406485           4,831         157,616
                                                                                                                    -----------
       Hedged Equity Fund
         Monument Advisor.......................................      31,112.799      10.407208         323,797         323,797
                                                                                                                    -----------
       Internet Fund
         Monument Advisor.......................................       3,403.194      13.220819          44,993          44,993
                                                                                                                    -----------
       Inverse Dynamic Dow Fund
         Monument Advisor.......................................      16,006.952       7.240204         115,894         115,894
                                                                                                                    -----------
       Inverse Government Long Bond Fund
         Monument Advisor.......................................      15,270.051      10.831375         165,396         165,396
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Inverse Mid-Cap Fund
         Monument Advisor.......................................       5,216.381     $ 8.463587     $    44,149     $    44,149
                                                                                                                    -----------
       Inverse OTC Fund
         Monument Advisor.......................................      37,268.034       8.771024         326,879         326,879
                                                                                                                    -----------
       Inverse Russell 2000 Fund
         Monument Advisor.......................................      25,169.380       7.689929         193,551         193,551
                                                                                                                    -----------
       Inverse S&P 500 Fund
         Monument Advisor.......................................       2,539.798       8.772697          22,281          22,281
                                                                                                                    -----------
       Japan Advantage Fund
         Monument Advisor.......................................      20,908.654      14.202332         296,952
         Monument...............................................       1,521.469      12.730103          19,368         316,320
                                                                                                                    -----------
       Large-Cap Growth Fund
         Monument Advisor.......................................      18,383.701      11.160819         205,177
         Monument...............................................       1,673.579      10.968429          18,357         223,534
                                                                                                                    -----------
       Large-Cap Value Fund
         Monument Advisor.......................................      40,030.340      12.872955         515,309
         Monument...............................................       1,691.213      13.344858          22,569
         Monument Advisor Limited...............................       1,257.347      12.414214          15,609         553,487
                                                                                                                    -----------
       Leisure Fund
         Monument Advisor.......................................      37,615.194      12.561890         472,518
         Monument...............................................         244.956      13.178068           3,228         475,746
                                                                                                                    -----------
       Mid Cap Advantage Fund
         Monument Advisor.......................................     133,775.560      13.546092       1,812,136
         Monument...............................................       2,336.732      21.960286          51,315       1,863,451
                                                                                                                    -----------
       Mid-Cap Growth Fund
         Monument Advisor.......................................       9,048.080      12.026951         108,821
         Monument...............................................         320.303      12.393679           3,970         112,791
                                                                                                                    -----------
       Mid-Cap Value Fund
         Monument Advisor.......................................      48,082.599      13.326408         640,768
         Monument...............................................         126.557      13.992957           1,771         642,539
                                                                                                                    -----------
       Nova Fund
         Monument Advisor.......................................      53,131.764      13.267695         704,936
         Monument...............................................       1,211.616      13.614023          16,495         721,431
                                                                                                                    -----------
       OTC Fund
         Monument Advisor.......................................       4,333.815      12.156402          52,684
         Monument...............................................       2,622.633      14.741213           38,661         91,345
                                                                                                                    -----------
       Precious Metals Fund
         Monument Advisor.......................................      81,077.286      17.668540       1,432,517
         Monument...............................................         165.119      16.398061           2,708       1,435,225
                                                                                                                    -----------
       Real Estate Fund
         Monument Advisor.......................................      25,627.446      14.618091         374,624         374,624
                                                                                                                    -----------
       Retailing Fund
         Monument Advisor.......................................       3,477.337      12.143697          42,228          42,228
                                                                                                                    -----------
       Russell 2000 Advantage Fund
         Monument Advisor.......................................     319,746.346      14.724030       4,707,955
         Monument...............................................       2,595.575      23.936461          62,129       4,770,084
                                                                                                                    -----------
       Sector Rotation Fund
         Monument Advisor.......................................      19,206.866      13.284655         255,157         255,157
                                                                                                                    -----------
       Small-Cap Growth Fund
         Monument Advisor.......................................      20,709.233      12.265731         254,014
         Monument...............................................       1,150.797      12.858786          14,798         268,812
                                                                                                                    -----------
       Small-Cap Value Fund
         Monument Advisor.......................................      52,020.044      13.404329         697,294
         Monument...............................................         963.322      13.845755          13,338         710,632
                                                                                                                    -----------
       Technology Fund
         Monument Advisor.......................................       3,265.458      12.303835          40,178          40,178
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

===============================================================================================================================
                                                                                        UNIT                        SUB-ACCOUNT
                                                                       UNITS            VALUE          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Telecommunications Fund
         Monument Advisor.......................................         565.327     $13.615683    $      7,697
         Monument...............................................         177.682      12.766239           2,268    $      9,965
                                                                                                                   ------------
       Transportation Fund
         Monument Advisor.......................................       2,431.797      13.385779          32,551
         Monument...............................................         243.734      14.267501           3,477          36,028
                                                                                                                   ------------
       U.S. Government Money Market Fund
         Monument Advisor.......................................   1,327,243.985      10.543618      13,993,954
         Monument...............................................      14,291.352      10.181483         145,507      14,139,461
                                                                                                                   ------------
       Utilities Fund
         Monument Advisor.......................................      20,779.958      12.833871         266,687
         Monument...............................................          32.507      15.034259             489         267,176
                                                                                                                   ------------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Monument Advisor.......................................      49,135.424      14.607328         717,737
         Monument...............................................         701.908       7.200464           5,054         722,791
                                                                                                                   ------------
       Global Technology Portfolio
         Monument Advisor.......................................       6,442.836      14.171886          91,307
         Monument...............................................         898.459       5.932043           5,330          96,637
                                                                                                                   ------------
     T. Rowe Price Equity Series:
       Blue Chip VP II Fund
         Monument Advisor.......................................      79,563.667      10.599554         843,339         843,339
                                                                                                                   ------------
       Equity Income VP II Fund
         Monument Advisor.......................................     124,630.710      11.079565       1,380,854       1,380,854
                                                                                                                   ------------
       Health Sciences VP II Fund
         Monument Advisor.......................................      35,209.677      10.741685         378,211         378,211
                                                                                                                   ------------
     Third Avenue Variable Series Trust:
       Value Portfolio
         Monument Advisor.......................................     239,893.677      14.025932       3,364,732
         Monument...............................................       5,710.128      21.048199         120,188       3,484,920
                                                                                                                   ------------
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund
         Monument Advisor.......................................      45,080.075      10.931944         492,813         492,813
                                                                                                                   ------------
       Worldwide Bond Fund
         Monument Advisor.......................................      81,190.284      10.388939         843,481
         Monument...............................................         245.178      14.114906           3,461         846,942
                                                                                                                   ------------
       Worldwide Emerging Markets Fund
         Monument Advisor.......................................      90,178.239      18.140213       1,635,852
         Monument...............................................       9,343.820      18.731694         175,026
         Monument Advisor Limited...............................         106.429      19.089987           2,032       1,812,910
                                                                                                                   ------------
       Worldwide Hard Assets Fund
         Monument Advisor.......................................     134,805.096      18.301017       2,467,070
         Monument...............................................          36.667      25.612918             939       2,468,009
                                                                                                                   ------------
       Worldwide Real Estate Fund
         Monument Advisor.......................................      64,925.993      16.447684       1,067,882
         Monument...............................................       1,249.999      26.071631          32,590       1,100,472
                                                                                                                   ------------
     Wells Fargo Advantage VT Funds:
       Discovery Fund
         Monument Advisor.......................................      32,771.740      14.172399         464,454
         Monument...............................................      16,563.720      12.859796         213,006         677,460
                                                                                                                   ------------
       Opportunity Fund
         Monument Advisor.......................................      15,648.338      12.844689         200,998
         Monument...............................................       5,449.595      17.097927          93,177         294,175
-------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners deferred annuity reserves................    $150,561,708    $150,561,708
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

============================================================================================================
                                                                                                 SUB-ACCOUNT
                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' annuity payment reserves: (Monument contracts only)
     40|86 Series Trust:
       Balanced Portfolio....................................................................   $    180,193
     Federated Insurance Series:
       High Income Bond Fund II..............................................................          5,180
     Janus Aspen Series:
       International Growth Portfolio........................................................         11,426
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio............................................................          3,371
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio....................................................................         10,433
     PIMCO Variable Insurance Trust:
       Money Market Fund.....................................................................          5,022
       Real Return Fund......................................................................         29,828
       Total Return Fund.....................................................................         14,143
     Royce Capital Fund:
       Micro-Cap Portfolio...................................................................          3,129
     Rydex Variable Trust:
       Energy Fund...........................................................................          4,819
       Sector Rotation Fund..................................................................         10,407
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund............................................................          4,839
------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves................   $    282,790
------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' reserves..............................   $150,844,498
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================



                                                                                           40|86 SERIES TRUST
                                                                     =============================================================

                                                                                                   FIXED    GOVERNMENT     HIGH
                                                                       BALANCED      EQUITY        INCOME   SECURITIES   YIELD (a)
==================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares ..........  $    11,249   $    10,142   $   4,386   $   4,691   $  14,922
Expenses:
   Mortality and expense risk fees ................................        1,638         4,475         455         972          34
   Administrative fees ............................................          214           583          59         127           5
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...............................................        1,852         5,058         514       1,099          39
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................        9,397         5,084       3,872       3,592      14,883
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................        6,243        16,975        (514)      2,327     (44,703)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................           --            --          --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................           --       220,107          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares         6,243       237,082        (514)      2,327     (44,703)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ............................................       57,978       (91,335)      1,695        (393)     45,239
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......  $    73,618   $   150,831   $   5,053   $   5,526   $  15,419
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================



                                                                                           40|86 SERIES TRUST
                                                                     =============================================================

                                                                                                   FIXED    GOVERNMENT     HIGH
                                                                       BALANCED      EQUITY        INCOME   SECURITIES   YIELD (a)
==================================================================================================================================
Changes from operations:
   Net investment income (expense) ................................  $     9,397   $     5,084   $   3,872   $   3,592   $  14,883
   Net realized gain (loss) on investments in portfolio shares ....        6,243       237,082        (514)      2,327     (44,703)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................       57,978       (91,335)      1,695        (393)     45,239
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........       73,618       150,831       5,053       5,526      15,419
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............      761,760       617,285      77,839     136,073       9,843
   Contract redemptions ...........................................      (40,178)      (46,078)     (5,545)    (32,935)   (391,437)
   Net transfers ..................................................      188,661       620,489     (40,353)      2,921    (581,920)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ...............................................      910,243     1,191,696      31,941     106,059    (963,514)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................      983,861     1,342,527      36,994     111,585    (948,095)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      135,890       499,968      95,119     110,798     948,095
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $ 1,119,751   $ 1,842,495   $ 132,113   $ 222,383   $      --
==================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b) For the period April 28, 2006 (Inception of fund) through December 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

   40|86
  SERIES
   TRUST
(CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
============    =============================================================================================================
                                                                        GLOBAL          GLOBAL
    MONEY                       CORE          CORE       FINANCIAL      HEALTH           REAL            HIGH       MID CAP
   MARKET       BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES        CARE         ESTATE (d)         YIELD    CORE EQUITY
=============================================================================================================================

$    853,614     $     135     $    407     $    123     $     665     $      --     $    33,795     $   189,623     $    472

       3,223            --           87           47             1            --           3,830              40           --
         420            --           11            6            --            --             499               5           --
-----------------------------------------------------------------------------------------------------------------------------
       3,643            --           98           53             1            --           4,329              45           --
-----------------------------------------------------------------------------------------------------------------------------
     849,971           135          309           70           664            --          29,466         189,578          472
-----------------------------------------------------------------------------------------------------------------------------


          --         3,252            3          832        11,261        (3,732)         96,993        (176,774)        (574)

          --           296           --           --            --            --          16,616              --          839

          --         4,398           --           --           257            --         100,094              --        5,897
-----------------------------------------------------------------------------------------------------------------------------
          --         7,946            3          832        11,518        (3,732)        213,703        (176,774)       6,162
-----------------------------------------------------------------------------------------------------------------------------

          --         4,155        2,623         (141)       (3,779)          803          71,976         135,480       (2,834)
-----------------------------------------------------------------------------------------------------------------------------
$    849,971     $  12,236     $  2,935     $    761     $   8,403     $  (2,929)    $   315,145     $   148,284     $  3,800
=============================================================================================================================






=============================================================================================================================

   40|86
  SERIES
   TRUST
(CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
============    =============================================================================================================
                                                                        GLOBAL          GLOBAL
    MONEY                       CORE          CORE       FINANCIAL      HEALTH           REAL            HIGH       MID CAP
   MARKET       BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES        CARE         ESTATE (d)         YIELD    CORE EQUITY
=============================================================================================================================
$    849,971     $     135     $    309     $     70     $     664     $      --     $    29,466     $   189,578     $    472
          --         7,946            3          832        11,518        (3,732)        213,703        (176,774)       6,162

          --         4,155        2,623         (141)       (3,779)          803          71,976         135,480       (2,834)
-----------------------------------------------------------------------------------------------------------------------------
     849,971        12,236        2,935          761         8,403        (2,929)        315,145         148,284        3,800
-----------------------------------------------------------------------------------------------------------------------------

  28,345,711            --       69,467           --        18,443       100,800         547,324          68,285        8,981
  (7,975,463)       (3,419)         (11)      (2,153)       (1,228)         (938)        (43,560)        (53,632)      (2,252)
 (19,306,467)      (16,290)      16,931      (11,167)     (140,177)      (68,170)        661,734        (878,007)      46,035
-----------------------------------------------------------------------------------------------------------------------------

   1,063,781       (19,709)      86,387      (13,320)     (122,962)       31,692       1,165,498        (863,354)      52,764
-----------------------------------------------------------------------------------------------------------------------------
   1,913,752        (7,473)      89,322      (12,559)     (114,559)       28,763       1,480,643        (715,070)      56,564
-----------------------------------------------------------------------------------------------------------------------------
  11,890,432       118,799           --       12,559       159,396        10,822         229,676       3,301,683           --
-----------------------------------------------------------------------------------------------------------------------------
$ 13,804,184     $ 111,326     $ 89,322     $     --     $  44,837     $  39,585     $ 1,710,319     $ 2,586,613     $ 56,564
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       AIM
                                                                    VARIABLE
                                                                 INSURANCE FUNDS
                                                                   (CONTINUED)                   THE ALGER AMERICAN FUND
                                                                 ===============  ==================================================


                                                                                               LEVERAGED     MIDCAP       SMALL
                                                                    TECHNOLOGY      GROWTH       ALLCAP      GROWTH   CAPITALIZATION
====================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........   $      --    $     467    $      --    $      --    $      --
Expenses:
   Mortality and expense risk fees ...............................          --          387          930        1,785          366
   Administrative fees ...........................................          --           50          122          233           47
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          --          437        1,052        2,018          413
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................          --           30       (1,052)      (2,018)        (413)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      12,506        8,914       18,331       (3,004)      45,253
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          --           --           --       23,133           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --           --           --        8,628           --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      12,506        8,914       18,331       28,757       45,253
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      10,222        6,777       16,203       (1,320)      46,986
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $  22,728    $  15,721    $  33,482    $  25,419    $  91,826
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       AIM
                                                                    VARIABLE
                                                                 INSURANCE FUNDS
                                                                   (CONTINUED)                   THE ALGER AMERICAN FUND
                                                                 ===============  ==================================================


                                                                                               LEVERAGED     MIDCAP       SMALL
                                                                    TECHNOLOGY      GROWTH       ALLCAP      GROWTH   CAPITALIZATION
====================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $      --    $      30    $  (1,052)   $  (2,018)   $    (413)
   Net realized gain (loss) on investments in portfolio shares ...      12,506        8,914       18,331       28,757       45,253
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................      10,222        6,777       16,203       (1,320)      46,986
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      22,728       15,721       33,482       25,419       91,826
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........      16,600      176,590       82,285      194,274      251,041
   Contract redemptions ..........................................      (2,799)     (10,865)     (14,904)      (9,359)     (22,850)
   Net transfers .................................................      17,583     (102,481)     (84,867)      38,927      281,131
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................      31,384       63,244      (17,486)     223,842      509,322
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................      54,112       78,965       15,996      249,261      601,148
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     230,128      301,807      227,740      141,185      168,004
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 284,240    $ 380,772    $ 243,736    $ 390,446    $ 769,152
==================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

b) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================


                                                                                                                       DIREXION
       ALLIANCE VARIABLE                                                                             CREDIT SUISSE    INSURANCE
     PRODUCTS SERIES FUNDS                AMERICAN CENTURY VARIABLE PORTFOLIOS                        TRUST FUNDS     TRUST (b)
============================ ======================================================================= ============== ==============

                                                                                                        COMMODITY
    GROWTH       SMALL-MID                   INCOME &       INFLATION                                     RETURN       DYNAMIC VP
AND INCOME (a) CAP VALUE (a)   BALANCED       GROWTH       PROTECTION    INTERNATIONAL     VALUE       STRATEGY (a)    HY BOND (b)
==================================================================================================================================

$        --    $       --    $     1,141    $     2,664    $    11,676    $     7,080    $     3,770    $       179    $    33,509

         --            --             --             49             64             92            414             --             --
         --            --             --              7              9             12             53             --             --
----------------------------------------------------------------------------------------------------------------------------------
         --            --             --             56             73            104            467             --             --
----------------------------------------------------------------------------------------------------------------------------------
         --            --          1,141          2,608         11,603          6,976          3,303            179         33,509
----------------------------------------------------------------------------------------------------------------------------------


      3,533             1           (523)        75,089          3,120        (13,143)        18,784           (733)         2,570

         --            --            686             --             --             --         12,442             --             --

         --            --          3,140             --             --             --         11,338             --             --
----------------------------------------------------------------------------------------------------------------------------------
      3,533             1          3,303         75,089          3,120        (13,143)        42,564           (733)         2,570
----------------------------------------------------------------------------------------------------------------------------------

      4,660           481         24,250         46,838            (68)        64,259         70,707           (864)         9,997
----------------------------------------------------------------------------------------------------------------------------------
$     8,193    $      482    $    28,694    $   124,535    $    14,655    $    58,092    $   116,574    $    (1,418)   $    46,076
==================================================================================================================================






==================================================================================================================================


                                                                                                                       DIREXION
       ALLIANCE VARIABLE                                                                             CREDIT SUISSE    INSURANCE
     PRODUCTS SERIES FUNDS                AMERICAN CENTURY VARIABLE PORTFOLIOS                        TRUST FUNDS     TRUST (b)
============================ ======================================================================= ============== ==============

                                                                                                        COMMODITY
    GROWTH       SMALL-MID                   INCOME &       INFLATION                                     RETURN       DYNAMIC VP
AND INCOME (a) CAP VALUE (a)   BALANCED       GROWTH       PROTECTION    INTERNATIONAL     VALUE       STRATEGY (a)    HY BOND (b)
==================================================================================================================================

$        --    $       --    $     1,141    $     2,608    $    11,603    $     6,976    $     3,303    $       179    $    33,509
      3,533             1          3,303         75,089          3,120        (13,143)        42,564           (733)         2,570

      4,660           481         24,250         46,838            (68)        64,259         70,707           (864)         9,997
----------------------------------------------------------------------------------------------------------------------------------
      8,193           482         28,694        124,535         14,655         58,092        116,574         (1,418)        46,076
----------------------------------------------------------------------------------------------------------------------------------

         --            --        344,577        247,234         48,257        305,104        150,446         16,624             --
    (36,126)           (4)        (9,429)       (34,270)       (22,225)       (55,034)       (36,118)           (13)        (1,160)
    120,974         4,999         92,162        141,080        (36,288)       378,757        839,652          1,383        927,954
----------------------------------------------------------------------------------------------------------------------------------

     84,848         4,995        427,310        354,044        (10,256)       628,827        953,980         17,994        926,794
----------------------------------------------------------------------------------------------------------------------------------
     93,041         5,477        456,004        478,579          4,399        686,919      1,070,554         16,576        972,870
----------------------------------------------------------------------------------------------------------------------------------
         --            --             --        128,272         82,311          7,318        195,078             --         96,080
----------------------------------------------------------------------------------------------------------------------------------
$    93,041    $    5,477    $   456,004    $   606,851    $    86,710    $   694,237    $ 1,265,632    $    16,576    $ 1,068,950
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                                                                         DREYFUS
                                                                                                                       INVESTMENT
                                                                                DIREXION INSURANCE TRUST               PORTFOLIOS
                                                                  ==================================================  ============


                                                                  EVOLUTION   EVOLUTION VP  EVOLUTION   EVOLUTION VP
                                                                   ALL CAP       ALL CAP     MANAGED      MANAGED      SMALL CAP
                                                                  EQUITY (a)    EQUITY (b)   BOND (a)     BOND (b)     STOCK INDEX
==================================================================================================================================

INVESTMENT INCOME:
   Income dividends from investments in portfolio shares .........  $     --     $      67     $  --     $     359     $     2,499
Expenses:
   Mortality and expense risk fees ...............................        --            --        --            --              --
   Administrative fees ...........................................        --            --        --            --              --
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................        --            --        --            --              --
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................        --            67        --           359           2,499
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................    11,316            15       762            --           7,231
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................        --         5,456        --            --           2,427
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................        --             3        --            --          11,743
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    11,316         5,474       762            --          21,401
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................        --        (2,094)       --          (530)         23,797
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $ 11,316     $   3,447     $ 762     $    (171)    $    47,697
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                                                                         DREYFUS
                                                                                                                       INVESTMENT
                                                                                DIREXION INSURANCE TRUST               PORTFOLIOS
                                                                  ==================================================  ============


                                                                  EVOLUTION   EVOLUTION VP  EVOLUTION   EVOLUTION VP
                                                                   ALL CAP       ALL CAP     MANAGED      MANAGED      SMALL CAP
                                                                  EQUITY (a)    EQUITY (b)   BOND (a)     BOND (b)     STOCK INDEX
==================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................  $     --     $      67     $  --     $     359     $     2,499
   Net realized gain (loss) on investments in portfolio shares ...    11,316         5,474       762            --          21,401
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................        --        (2,094)       --          (530)         23,797
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......    11,316         3,447       762          (171)         47,697
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........        --         7,126        --        (2,232)      1,084,652
   Contract redemptions ..........................................    (1,531)          (99)     (554)          (37)         (3,339)
   Net transfers .................................................    (9,785)      461,600      (208)      243,884        (336,455)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................   (11,316)      468,627      (762)      241,615         744,858
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................        --       472,074        --       241,444         792,555
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................        --            --        --            --          80,436
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $     --     $ 472,074     $  --     $ 241,444     $   872,991
==================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through November 13, 2006 (funds closed)

b) For the period November 13, 2006 (inception of fund) through December 31,
   2006.

c) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

d) For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                           JANUS
                                    DREYFUS VARIABLE                                                                       ASPEN
                                    INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                     SERIES
                             =============================  ==========================================================  ==========

  DREYFUS
 SOCIALLY        DREYFUS                                                      HIGH                                        GROWTH
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL                   AND INCOME
  GROWTH          INDEX          STOCK          VALUE        INCOME II       BOND II      EQUITY II    KAUFMANN II (c)  (INST) (d)
===================================================================================================================================


$        15    $    44,243    $     2,027    $    11,991    $     1,575    $   106,986    $       603    $        --    $     4,787

        143          2,324             58          1,776             37            209             32             --            765
         19            303              8            232              5             27              4             --            100
-----------------------------------------------------------------------------------------------------------------------------------
        162          2,627             66          2,008             42            236             36             --            865
-----------------------------------------------------------------------------------------------------------------------------------
       (147)        41,616          1,961          9,983          1,533        106,750            567             --          3,922
-----------------------------------------------------------------------------------------------------------------------------------


        501        (16,185)         4,731         11,312          7,240        (71,571)        37,491             --         (1,957)

         --             --             --         17,343             --             --             --             --             --

         --             --             --         50,411             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        501        (16,185)         4,731         79,066          7,240        (71,571)        37,491             --         (1,957)
-----------------------------------------------------------------------------------------------------------------------------------

        412        255,748          3,819        157,085         28,204         42,394         (6,530)           122         17,600
-----------------------------------------------------------------------------------------------------------------------------------
$       766    $   281,179    $    10,511    $   246,134    $    36,977    $    77,573    $    31,528    $       122    $    19,565
===================================================================================================================================






===================================================================================================================================

                                                                                                                           JANUS
                                    DREYFUS VARIABLE                                                                       ASPEN
                                    INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                     SERIES
                             =============================  ==========================================================  ==========

  DREYFUS
 SOCIALLY        DREYFUS                                                      HIGH                                        GROWTH
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL                   AND INCOME
  GROWTH          INDEX          STOCK          VALUE        INCOME II       BOND II      EQUITY II    KAUFMANN II (c)  (INST) (d)
===================================================================================================================================


$      (147)   $    41,616    $     1,961    $     9,983    $     1,533    $   106,750    $       567    $        --    $     3,922
        501        (16,185)         4,731         79,066          7,240        (71,571)        37,491             --         (1,957)

        412        255,748          3,819        157,085         28,204         42,394         (6,530)           122         17,600
-----------------------------------------------------------------------------------------------------------------------------------
        766        281,179         10,511        246,134         36,977         77,573         31,528            122         19,565
-----------------------------------------------------------------------------------------------------------------------------------

         --      2,886,879        221,414        746,583        365,955        323,371         28,605             --         76,456
       (275)       (28,308)        (5,608)       (61,149)       (12,718)       (19,564)        (2,328)            (5)        (3,319)
     (4,975)       560,798       (200,511)     1,107,652        146,755        628,990       (202,764)         3,098        267,859
-----------------------------------------------------------------------------------------------------------------------------------

     (5,250)     3,419,369         15,295      1,793,086        499,992        932,797       (176,487)         3,093        340,996
-----------------------------------------------------------------------------------------------------------------------------------
     (4,484)     3,700,548         25,806      2,039,220        536,969      1,010,370       (144,959)         3,215        360,561
-----------------------------------------------------------------------------------------------------------------------------------
     13,694        305,071          4,731        348,367          3,109        189,043        180,236             --         64,810
-----------------------------------------------------------------------------------------------------------------------------------
$     9,210    $ 4,005,619    $    30,537    $ 2,387,587    $   540,078    $ 1,199,413    $    35,277    $     3,215    $   425,371
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                    JANUS ASPEN SERIES (CONTINUED)
                                                                 ===================================================================

                                                                    GROWTH    INTERNATIONAL  INTERNATIONAL   LARGE CAP   LARGE CAP
                                                                  AND INCOME      GROWTH        GROWTH        GROWTH      GROWTH
                                                                 (SERVICE) (b)  (INST) (a)   (SERVICE) (b)  (INST) (a) (SERVICE) (b)
====================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........  $      --   $    46,902   $        --   $   2,961   $      --
Expenses:
   Mortality and expense risk fees ...............................         --           152            --       1,763          --
   Administrative fees ...........................................         --            20            --         230          --
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................         --           172            --       1,993          --
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         --        46,730            --         968          --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      2,871      (111,381)      448,172      24,969       9,607
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................         --            --            --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         --            --            --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      2,871      (111,381)      448,172      24,969       9,607
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       (400)      488,891       (63,796)     39,369      (2,283)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $   2,471   $   424,240   $   384,376   $  65,306   $   7,324
=================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                    JANUS ASPEN SERIES (CONTINUED)
                                                                 ===================================================================

                                                                    GROWTH    INTERNATIONAL  INTERNATIONAL   LARGE CAP   LARGE CAP
                                                                  AND INCOME      GROWTH        GROWTH        GROWTH      GROWTH
                                                                 (SERVICE) (b)  (INST) (a)   (SERVICE) (b)  (INST) (a) (SERVICE) (b)
====================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................  $      --   $    46,730   $        --   $     968   $      --
   Net realized gain (loss) on investments in portfolio shares ...      2,871      (111,381)      448,172      24,969       9,607
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       (400)      488,891       (63,796)     39,369      (2,283)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      2,471       424,240       384,376      65,306       7,324
---------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM CONTRACT OWNERS TRANSACTIONS:
   Net contract purchase payments (including breakage) ...........    103,233       868,863       290,164     118,228     169,205
   Contract redemptions ..........................................       (392)      (60,071)       (3,709)   (103,628)       (779)
   Net transfers .................................................   (112,732)    2,088,415    (1,262,664)    507,667    (290,479)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     (9,891)    2,897,207      (976,209)    522,267    (122,053)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     (7,420)    3,321,447      (591,833)    587,573    (114,729)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      7,420        11,433       591,833     173,784     114,729
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $      --   $ 3,332,880   $        --   $ 761,357   $      --
=================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

b) For the period January 1, 2006 through May 1, 2006 (funds closed).

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                     JANUS ASPEN SERIES (CONTINUED)                                        LAZARD RETIREMENT SERIES
========================================================================  =========================================================

  MID CAP        MID CAP       WORLDWIDE      WORLDWIDE        INTECH
  GROWTH         GROWTH         GROWTH         GROWTH       RISK-MANAGED    EMERGING                    INTERNATIONAL
(INST) (a)    (SERVICE) (b)   (INST) (a)    (SERVICE) (b)    GROWTH (a)      MARKETS        EQUITY         EQUITY        SMALL CAP
===================================================================================================================================

$        --    $        --    $     9,893    $        --    $        --    $     6,991    $       906    $    12,362    $        --

      1,136             --          2,084             --             --             41             29             --            636
        149             --            271             --             --              5              4             --             83
-----------------------------------------------------------------------------------------------------------------------------------
      1,285             --          2,355             --             --             46             33             --            719
-----------------------------------------------------------------------------------------------------------------------------------
     (1,285)            --          7,538             --             --          6,945            873         12,362           (719)
-----------------------------------------------------------------------------------------------------------------------------------


      4,942            727          8,180          8,065             (1)        86,097          8,513          8,518         (5,175)

         --             --             --             --             --         37,077             --         14,900          3,612

         --             --             --             --          1,001         54,646             --         36,540          3,841
-----------------------------------------------------------------------------------------------------------------------------------
      4,942            727          8,180          8,065          1,000        177,820          8,513         59,958          2,278
-----------------------------------------------------------------------------------------------------------------------------------

     38,666             --        101,817            (38)        (1,156)       271,240         16,885         70,034         13,264
-----------------------------------------------------------------------------------------------------------------------------------
$    42,323    $       727    $   117,535    $     8,027    $      (156)   $   456,005    $    26,271    $   142,354    $    14,823
===================================================================================================================================






====================================================================================================================================

                     JANUS ASPEN SERIES (CONTINUED)                                        LAZARD RETIREMENT SERIES
========================================================================  =========================================================

  MID CAP        MID CAP       WORLDWIDE      WORLDWIDE        INTECH
  GROWTH         GROWTH         GROWTH         GROWTH       RISK-MANAGED    EMERGING                    INTERNATIONAL
(INST) (a)    (SERVICE) (b)   (INST) (a)    (SERVICE) (b)    GROWTH (a)      MARKETS        EQUITY         EQUITY        SMALL CAP
===================================================================================================================================

$    (1,285)   $        --    $     7,538    $        --    $        --    $     6,945    $       873    $    12,362    $      (719)
      4,942            727          8,180          8,065          1,000        177,820          8,513         59,958          2,278

     38,666             --        101,817            (38)        (1,156)       271,240         16,885         70,034         13,264
-----------------------------------------------------------------------------------------------------------------------------------
     42,323            727        117,535          8,027           (156)       456,005         26,271        142,354         14,823
-----------------------------------------------------------------------------------------------------------------------------------

     69,598            708        377,880          8,055             --        888,912         91,438        513,730         55,574
     (8,375)        (1,051)       (63,220)        (5,776)           (20)       (96,902)        (4,656)       (79,131)          (611)
    299,680           (384)       472,532        (12,469)        23,720      2,868,435         99,787      1,348,597        829,609
-----------------------------------------------------------------------------------------------------------------------------------

    360,903           (727)       787,192        (10,190)        23,700      3,660,445        186,569      1,783,196        884,572
-----------------------------------------------------------------------------------------------------------------------------------
    403,226             --        904,727         (2,163)        23,544      4,116,450        212,840      1,925,550        899,395
-----------------------------------------------------------------------------------------------------------------------------------
    103,080             --        204,818          2,163             --        355,033         15,184         45,697         30,684
-----------------------------------------------------------------------------------------------------------------------------------
$   506,306    $        --    $ 1,109,545    $        --    $    23,544    $ 4,471,483    $   228,024    $ 1,971,247    $   930,079
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================


                                                                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                     ============================================================

                                                                                                GLOBAL
                                                                    AGGRESSIVE                HIGH YIELD   LARGE CAP    STRATEGIC
                                                                      GROWTH       ALL CAP     BOND (b)     GROWTH         BOND
=================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........   $      --    $    156    $  15,394    $      --    $  50,668
Expenses:
   Mortality and expense risk fees ...............................          --          --           --           --          695
   Administrative fees ...........................................          --          --           --           --           91
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          --          --           --           --          786
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................          --         156       15,394           --       49,882
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................         487       1,601      (23,250)       3,499       (2,177)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          --          31           --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --         389        1,539           --          547
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares         487       2,021      (21,711)       3,499       (1,630)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      10,981         151       29,447       18,010      (15,822)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $  11,468    $  2,328    $  23,130    $  21,509    $  32,430
=================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================


                                                                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                     ============================================================

                                                                                                GLOBAL
                                                                    AGGRESSIVE                HIGH YIELD   LARGE CAP    STRATEGIC
                                                                      GROWTH       ALL CAP     BOND (b)     GROWTH         BOND
=================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $      --    $    156    $  15,394    $      --    $  49,882
   Net realized gain (loss) on investments in portfolio shares ...         487       2,021      (21,711)       3,499       (1,630)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................      10,981         151       29,447       18,010      (15,822)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      11,468       2,328       23,130       21,509       32,430
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........     194,499      74,611      117,557      116,758      681,175
   Contract redemptions ..........................................      (2,055)        (36)      (6,471)        (664)     (19,194)
   Net transfers .................................................      91,017     (64,765)    (373,385)      86,541      127,683
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     283,461       9,810     (262,299)     202,635      789,664
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     294,929      12,138     (239,169)     224,144      822,094
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................       6,082          --      508,590           --      124,007
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 301,011    $ 12,138    $ 269,421    $ 224,144    $ 946,101
=================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                       NEUBERGER BERMAN
 LORD ABBETT SERIES FUNDS                                          ADVISOR MANAGEMENT TRUST
==========================  =======================================================================================================

                                                             LIMITED
 AMERICA'S     GROWTH AND                    HIGH INCOME     MATURITY        MID-CAP                                     SOCIALLY
   VALUE         INCOME        FASCIANO          BOND          BOND          GROWTH         PARTNERS       REGENCY      RESPONSIVE
===================================================================================================================================


$     1,524    $     9,744    $        --    $     9,605    $    53,027    $        --    $    12,836    $     1,399    $       142

         --          1,900             --             --             47             --             78              5             --
         --            248             --             --              6             --             11              1             --
-----------------------------------------------------------------------------------------------------------------------------------
         --          2,148             --             --             53             --             89              6             --
-----------------------------------------------------------------------------------------------------------------------------------
      1,524          7,596             --          9,605         52,974             --         12,747          1,393            142
-----------------------------------------------------------------------------------------------------------------------------------


      3,095         19,096          1,440          2,986           (684)        10,574        (24,025)        14,795          2,374

        414            981             --             --             --             --         21,157          2,288             36

        857         25,128          2,759             --             --             --        176,550         17,113            969
-----------------------------------------------------------------------------------------------------------------------------------
      4,366         45,205          4,199          2,986           (684)        10,574        173,682         34,196          3,379
-----------------------------------------------------------------------------------------------------------------------------------

      1,252         13,758         (2,952)        (3,109)        (7,056)        12,223        (25,390)           (15)         5,482
-----------------------------------------------------------------------------------------------------------------------------------
$     7,142    $    66,559    $     1,247    $     9,482    $    45,234    $    22,797    $   161,039    $    35,574    $     9,003
===================================================================================================================================






===================================================================================================================================

                                                                       NEUBERGER BERMAN
 LORD ABBETT SERIES FUNDS                                          ADVISOR MANAGEMENT TRUST
==========================  =======================================================================================================

                                                             LIMITED
 AMERICA'S     GROWTH AND                    HIGH INCOME     MATURITY        MID-CAP                                     SOCIALLY
   VALUE         INCOME        FASCIANO          BOND          BOND          GROWTH         PARTNERS       REGENCY      RESPONSIVE
===================================================================================================================================

$     1,524    $     7,596    $        --    $     9,605    $    52,974    $        --    $    12,747    $     1,393    $       142
      4,366         45,205          4,199          2,986           (684)        10,574        173,682         34,196          3,379

      1,252         13,758         (2,952)        (3,109)        (7,056)        12,223        (25,390)           (15)         5,482
-----------------------------------------------------------------------------------------------------------------------------------
      7,142         66,559          1,247          9,482         45,234         22,797        161,039         35,574          9,003
-----------------------------------------------------------------------------------------------------------------------------------

     55,678        399,892        135,858         36,068        383,178        209,225      1,306,347        192,031         13,253
       (213)       (22,538)        (1,644)        (2,415)       (12,661)       (29,499)       (38,491)        (5,144)          (453)
      3,486        107,940          7,280        134,962      1,206,291          3,554        (22,130)        39,066         29,525
-----------------------------------------------------------------------------------------------------------------------------------

     58,951        485,294        141,494        168,615      1,576,808        183,280      1,245,726        225,953         42,325
-----------------------------------------------------------------------------------------------------------------------------------
     66,093        551,853        142,741        178,097      1,622,042        206,077      1,406,765        261,527         51,328
-----------------------------------------------------------------------------------------------------------------------------------
         --        150,866         31,746             --         78,331          6,502        211,892        137,259         39,898
-----------------------------------------------------------------------------------------------------------------------------------
$    66,093    $   702,719    $   174,487    $   178,097    $ 1,700,373    $   212,579    $ 1,618,657    $   398,786    $    91,226
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================





                                                                                    PIMCO VARIABLE INSURANCE TRUST
                                                                    ================================================================

                                                                                                            FOREIGN
                                                                                 COMMODITY-     EMERGING     BOND
                                                                        ALL      REALRETURN     MARKETS    US DOLLAR    GLOBAL BOND
                                                                    ASSETS (a)  STRATEGY (a)    BOND (a)   HEDGED (a)   UNHEDGED (a)
====================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........  $   9,253   $    33,073   $    26,028   $   4,265   $   8,493
Expenses:
   Mortality and expense risk fees ...............................         --            --            --          --          --
   Administrative fees ...........................................         --            --            --          --          --
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................         --            --            --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................      9,253        33,073        26,028       4,265       8,493
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      1,106        (3,087)       (9,043)        527       9,180
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................        163         4,570        16,238       2,471          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................        479           133         1,607         556          --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      1,748         1,616         8,802       3,554       9,180
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     (3,804)      (57,248)       24,774      (1,992)     (3,696)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $   7,197   $   (22,559)  $    59,604   $   5,827   $  13,977
=================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================





                                                                                    PIMCO VARIABLE INSURANCE TRUST
                                                                    ================================================================

                                                                                                            FOREIGN
                                                                                 COMMODITY-     EMERGING     BOND
                                                                        ALL      REALRETURN     MARKETS    US DOLLAR    GLOBAL BOND
                                                                    ASSETS (a)  STRATEGY (a)    BOND (a)   HEDGED (a)   UNHEDGED (a)
====================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................  $   9,253   $    33,073   $    26,028   $   4,265   $   8,493
   Net realized gain (loss) on investments in portfolio shares ...      1,748         1,616         8,802       3,554       9,180
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................     (3,804)      (57,248)       24,774      (1,992)     (3,696)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      7,197       (22,559)       59,604       5,827      13,977
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........      7,362       617,703       374,627      58,758      62,998
   Contract redemptions ..........................................        (88)       (3,447)       (4,488)       (157)     (4,521)
   Net transfers .................................................    243,976       590,724     1,891,782     178,304     209,300
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................    251,250     1,204,980     2,261,921     236,905     267,777
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................    258,447     1,182,421     2,321,525     242,732     281,754
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................         --            --            --          --          --
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $ 258,447   $ 1,182,421   $ 2,321,525   $ 242,732   $ 281,754
=================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

b) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                         PIONEER
                                                                                                                        VARIABLE
                                                                                                                        CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                           TRUST
=====================================================================================================================  ===========

                                             REALESTATE-
   HIGH           LOW           MONEY        REALRETURN         REAL           SHORT-       STOCKPLUS        TOTAL         CORE
 YIELD (a)    DURATION (b)      MARKET       STRATEGY (a)      RETURN           TERM     TOTAL RETURN (a)    RETURN       BOND (b)
==================================================================================================================================

$   122,594     $    478     $    254,293     $   6,805     $    44,314     $    40,613     $   2,596     $   158,379     $  2,425

         --           --               10            --             312              17            --              --           --
         --           --                1            --              41               3            --              --           --
----------------------------------------------------------------------------------------------------------------------------------
         --           --               11            --             353              20            --              --           --
----------------------------------------------------------------------------------------------------------------------------------
    122,594          478          254,282         6,805          43,961          40,593         2,596         158,379        2,425
----------------------------------------------------------------------------------------------------------------------------------


     19,085           --               --         3,942          (3,232)           (747)         (881)         (6,459)         (97)

         --           --               --            --          47,149              --           688          35,518           --

         --           --               --            --              --              --           852              --           --
----------------------------------------------------------------------------------------------------------------------------------
     19,085           --               --         3,942          43,917            (747)          659          29,059          (97)
----------------------------------------------------------------------------------------------------------------------------------

    110,425         (295)              --           284         (78,516)            495        15,566            (710)         183
----------------------------------------------------------------------------------------------------------------------------------
$   252,104     $    183     $    254,282     $  11,031     $     9,362     $    40,341     $  18,821     $   186,728     $  2,511
==================================================================================================================================






==================================================================================================================================

                                                                                                                         PIONEER
                                                                                                                        VARIABLE
                                                                                                                        CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                           TRUST
=====================================================================================================================  ===========

                                             REALESTATE-
   HIGH           LOW           MONEY        REALRETURN         REAL           SHORT-       STOCKPLUS        TOTAL         CORE
 YIELD (a)    DURATION (b)      MARKET       STRATEGY (a)      RETURN           TERM     TOTAL RETURN (a)    RETURN       BOND (b)
==================================================================================================================================

$   122,594     $    478     $    254,282     $   6,805     $    43,961     $    40,593     $   2,596     $   158,379     $  2,425
     19,085           --               --         3,942          43,917            (747)          659          29,059          (97)

    110,425         (295)              --           284         (78,516)            495        15,566            (710)         183
----------------------------------------------------------------------------------------------------------------------------------
    252,104          183          254,282        11,031           9,362          40,341        18,821         186,728        2,511
----------------------------------------------------------------------------------------------------------------------------------

    109,676        8,547       18,923,022        59,122       1,389,259       1,064,282           (64)      3,627,123       97,126
    (78,640)      (1,135)        (439,691)      (64,914)        (66,883)        (99,465)       (4,617)       (109,423)         (75)
  4,502,754       71,919       (6,021,055)      174,211         241,487         542,697       195,279       1,763,866       (4,339)
----------------------------------------------------------------------------------------------------------------------------------

  4,533,790       79,331       12,462,276       168,419       1,563,863       1,507,514       190,598       5,281,566       92,712
----------------------------------------------------------------------------------------------------------------------------------
  4,785,894       79,514       12,716,558       179,450       1,573,225       1,547,855       209,419       5,468,294       95,223
----------------------------------------------------------------------------------------------------------------------------------
         --           --          898,083            --         200,346          96,132            --         499,894           --
----------------------------------------------------------------------------------------------------------------------------------
$ 4,785,894     $ 79,514     $ 13,614,641     $ 179,450     $ 1,773,571     $ 1,643,987     $ 209,419     $ 5,968,188     $ 95,223
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================


                                                                              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                     ==============================================================

                                                                                                                           GLOBAL
                                                                     EMERGING        EQUITY                                 HIGH
                                                                    MARKETS (a)      INCOME      EUROPE (b)      FUND     YIELD (a)
===================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........   $      --    $    21,080    $   8,316    $   2,071    $    136
Expenses:
   Mortality and expense risk fees ...............................          --            269           --          136          --
   Administrative fees ...........................................          --             35           --           18          --
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          --            304           --          154          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................          --         20,776        8,316        1,917         136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................           2         40,540       60,488       11,152          --
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          --             --           --           --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --          3,988           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares           2         44,528       60,488       11,152          --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      25,172         67,580       (4,686)      15,296          86
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $  25,174    $   132,884    $  64,118    $  28,365    $    222
===================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================


                                                                              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                     ==============================================================

                                                                                                                           GLOBAL
                                                                     EMERGING        EQUITY                                 HIGH
                                                                    MARKETS (a)      INCOME      EUROPE (b)      FUND     YIELD (a)
===================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $      --    $    20,776    $   8,316    $   1,917    $    136
   Net realized gain (loss) on investments in portfolio shares ...           2         44,528       60,488       11,152          --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................      25,172         67,580       (4,686)      15,296          86
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      25,174        132,884       64,118       28,365         222
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........          --        544,262      134,289      296,190          --
   Contract redemptions ..........................................         (29)       (26,410)     (17,153)     (13,382)         (4)
   Net transfers .................................................     395,103      1,601,572     (352,125)     163,694      88,947
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     395,074      2,119,424     (234,989)     446,502      88,943
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     420,248      2,252,308     (170,871)     474,867      89,165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................          --         35,089      170,871       55,015          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 420,248    $ 2,287,397    $      --    $ 529,882    $ 89,165
===================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

b) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                     ROYCE
      PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                CAPITAL FUND                      RYDEX VARIABLE TRUST
=======================================================  =============================  ============================================

                                                                                              CLS           CLS          ABSOLUTE
   HIGH     INTERNATIONAL    MID CAP         MONEY                                        ADVISORONE     ADVISORONE       RETURN
  YIELD       VALUE (a)       VALUE         MARKET         MICRO-CAP       SMALL-CAP        AMERIGO       CLERMONT    STRATEGIES (c)
====================================================================================================================================


$  52,571     $      --     $      --     $     2,434     $     2,095     $       640     $     1,827     $  11,786     $   3,828

       --            --            --              --             892           1,277              --            --            --
       --            --            --              --             117             167              --            --            --
---------------------------------------------------------------------------------------------------------------------------------
       --            --            --              --           1,009           1,444              --            --            --
---------------------------------------------------------------------------------------------------------------------------------
   52,571            --            --           2,434           1,086            (804)          1,827        11,786         3,828
---------------------------------------------------------------------------------------------------------------------------------


  (29,738)        1,637         9,591              --          29,544          32,169          51,726         1,792         7,900

    3,011            --         3,738              --           9,543          15,722          25,599         7,114         2,642

    3,300            --         9,265              --          54,286          31,941         144,468        17,003         2,223
---------------------------------------------------------------------------------------------------------------------------------
  (23,427)        1,637        22,594              --          93,373          79,832         221,793        25,909        12,765
---------------------------------------------------------------------------------------------------------------------------------

    9,670         6,949            98              --          33,602          23,864         (43,164)        1,130           597
---------------------------------------------------------------------------------------------------------------------------------
$  38,814     $   8,586     $  22,692     $     2,434     $   128,061     $   102,892     $   180,456     $  38,825     $  17,190
=================================================================================================================================






====================================================================================================================================

                                                                     ROYCE
      PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                CAPITAL FUND                      RYDEX VARIABLE TRUST
=======================================================  =============================  ============================================

                                                                                              CLS           CLS          ABSOLUTE
   HIGH     INTERNATIONAL    MID CAP         MONEY                                        ADVISORONE     ADVISORONE       RETURN
  YIELD       VALUE (a)       VALUE         MARKET         MICRO-CAP       SMALL-CAP        AMERIGO       CLERMONT    STRATEGIES (c)
====================================================================================================================================

$  52,571     $      --     $      --     $     2,434     $     1,086     $      (804)    $     1,827     $  11,786     $   3,828
  (23,427)        1,637        22,594              --          93,373          79,832         221,793        25,909        12,765

    9,670         6,949            98              --          33,602          23,864         (43,164)        1,130           597
---------------------------------------------------------------------------------------------------------------------------------
   38,814         8,586        22,692           2,434         128,061         102,892         180,456        38,825        17,190
---------------------------------------------------------------------------------------------------------------------------------

  777,630        16,171       101,421       1,585,697         661,309         663,484         255,563            18       131,545
  (15,946)         (438)         (692)           (725)        (17,393)        (19,349)        (42,336)      (18,123)         (413)
 (599,968)      707,219       245,753      (1,656,078)        481,661         154,474         994,032       428,153       198,819
---------------------------------------------------------------------------------------------------------------------------------

  161,716       722,952       346,482         (71,106)      1,125,577         798,609       1,207,259       410,048       329,951
---------------------------------------------------------------------------------------------------------------------------------
  200,530       731,538       369,174         (68,672)      1,253,638         901,501       1,387,715       448,873       347,141
---------------------------------------------------------------------------------------------------------------------------------
  711,009            --        15,478          68,672         119,898         347,419         696,637       134,667            --
---------------------------------------------------------------------------------------------------------------------------------
$ 911,539     $ 731,538     $ 384,652     $        --     $ 1,373,536     $ 1,248,920     $ 2,084,352     $ 583,540     $ 347,141
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                      ============================================================


                                                                                    BASIC                                 CONSUMER
                                                                      BANKING     MATERIALS  BIOTECHNOLOGY  COMMODITIES   PRODUCTS
==================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........   $     624    $     889     $     --     $     --    $   1,810
Expenses:
   Mortality and expense risk fees ...............................          --           36            8           --           --
   Administrative fees ...........................................          --            4            1           --           --
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          --           40            9           --           --
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         624          849           (9)          --        1,810
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      (1,091)       5,087       (2,568)     (19,885)      13,194
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          --          364           --           --        1,254
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --          924           --           --          904
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      (1,091)       6,375       (2,568)     (19,885)      15,352
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       1,650         (949)      (1,202)      (4,809)       1,837
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $   1,183    $   6,275     $ (3,779)    $(24,694)   $  18,999
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                      ============================================================


                                                                                    BASIC                                 CONSUMER
                                                                      BANKING     MATERIALS  BIOTECHNOLOGY  COMMODITIES   PRODUCTS
==================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $     624    $     849     $     (9)    $     --    $   1,810
   Net realized gain (loss) on investments in portfolio shares ...      (1,091)       6,375       (2,568)     (19,885)      15,352
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       1,650         (949)      (1,202)      (4,809)       1,837
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       1,183        6,275       (3,779)     (24,694)      18,999
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........          --       23,418           --       48,119           --
   Contract redemptions ..........................................      (2,871)      (3,386)        (368)        (258)      (1,269)
   Net transfers .................................................     202,038       73,564      (13,904)      44,330      288,670
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     199,167       93,596      (14,272)      92,191      287,401
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     200,350       99,871      (18,051)      67,497      306,400
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      10,315       54,722       51,949           --           --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 210,665    $ 154,593     $ 33,898     $ 67,497    $ 306,400
==================================================================================================================================

a) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Velocity 100 prior to its name change effective May 1, 2006.

c) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

d) Formerly Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

f) Formerly Weakening Dollar prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

                                                              DYNAMIC        DYNAMIC
   DYNAMIC       DYNAMIC       DYNAMIC          DYNAMIC    STRENGTHENING    WEAKENING                                     ENERGY
   DOW (a)       OTC (b)    RUSSELL 2000 (c)  S&P 500 (d)    DOLLAR (e)     DOLLAR (f)    ELECTRONICS      ENERGY        SERVICES
===================================================================================================================================


$     1,356    $       888    $        --    $     2,203    $       366    $    12,283    $        --    $        --    $        --

         31             21             --             45             --             --            105            121            118
          4              2             --              6             --             --             14             16             16
-----------------------------------------------------------------------------------------------------------------------------------
         35             23             --             51             --             --            119            137            134
-----------------------------------------------------------------------------------------------------------------------------------
      1,321            865             --          2,152            366         12,283           (119)          (137)          (134)
-----------------------------------------------------------------------------------------------------------------------------------


      7,296        195,921        (47,558)       (22,253)          (721)         3,338         (1,739)       (78,653)        22,164

     22,905             --             --          8,679             --             76             --         56,336          3,133

      5,042             --             --             --             --            114             --         69,439         55,192
-----------------------------------------------------------------------------------------------------------------------------------
     35,243        195,921        (47,558)       (13,574)          (721)         3,528         (1,739)        47,122         80,489
-----------------------------------------------------------------------------------------------------------------------------------

    (11,992)        10,309             --         (6,485)            --        (12,333)         1,026        (75,648)       (52,487)
-----------------------------------------------------------------------------------------------------------------------------------
$    24,572    $   207,095    $   (47,558)   $   (17,907)   $      (355)   $     3,478    $      (832)   $   (28,663)   $    27,868
===================================================================================================================================






===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

                                                              DYNAMIC        DYNAMIC
   DYNAMIC       DYNAMIC       DYNAMIC          DYNAMIC    STRENGTHENING    WEAKENING                                     ENERGY
   DOW (a)       OTC (b)    RUSSELL 2000 (c)  S&P 500 (d)    DOLLAR (e)     DOLLAR (f)    ELECTRONICS      ENERGY        SERVICES
===================================================================================================================================

$     1,321    $       865    $        --    $     2,152    $       366    $    12,283    $      (119)   $      (137)   $      (134)
     35,243        195,921        (47,558)       (13,574)          (721)         3,528         (1,739)        47,122         80,489
    (11,992)        10,309             --         (6,485)            --        (12,333)         1,026        (75,648)       (52,487)
-----------------------------------------------------------------------------------------------------------------------------------
     24,572        207,095        (47,558)       (17,907)          (355)         3,478           (832)       (28,663)        27,868
-----------------------------------------------------------------------------------------------------------------------------------

        (37)       157,058             --            303         (4,690)            --             --        103,436         97,609
     (4,973)        (6,015)          (220)        (2,870)        (4,720)          (130)        (5,603)       (13,865)       (16,331)
    317,314        207,958         47,778        925,671          9,765        270,384        (37,489)       520,732       (162,943)
-----------------------------------------------------------------------------------------------------------------------------------

    312,304        359,001         47,558        923,104            355        270,254        (43,092)       610,303        (81,665)
-----------------------------------------------------------------------------------------------------------------------------------
    336,876        566,096             --        905,197             --        273,732        (43,924)       581,640        (53,797)
-----------------------------------------------------------------------------------------------------------------------------------
     18,784        613,005             --         87,149             --             --         50,087         11,305        331,471
-----------------------------------------------------------------------------------------------------------------------------------
$   355,660    $ 1,179,101    $        --    $   992,346    $        --    $   273,732    $     6,163    $   592,945    $   277,674
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                   =============================================================

                                                                                                                      GOVERNMENT
                                                                     ESSENTIAL    ESSENTIAL    EUROPE                  LONG BOND
                                                                   CONSERVATIVE   MODERATE    ADVANTAGE   FINANCIAL    ADVANTAGE
                                                                        (a)          (a)         (b)       SERVICES       (c)
================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........   $   1,887    $  1,114    $   3,318    $  3,010    $ 100,576
Expenses:
   Mortality and expense risk fees ...............................          --          --           16          --           --
   Administrative fees ...........................................          --          --            2          --           --
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          --          --           18          --           --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................       1,887       1,114        3,300       3,010      100,576
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................          --          --       (1,506)     (3,119)     463,656
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          77          14        5,163       9,670           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --          --          235       1,062           --
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares          77          14        3,892       7,613      463,656
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................         354      (1,428)      (2,672)        254       (8,596)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $   2,318    $   (300)   $   4,520    $ 10,877    $ 555,636
================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                   =============================================================

                                                                                                                      GOVERNMENT
                                                                     ESSENTIAL    ESSENTIAL    EUROPE                  LONG BOND
                                                                   CONSERVATIVE   MODERATE    ADVANTAGE   FINANCIAL    ADVANTAGE
                                                                        (a)          (a)         (b)       SERVICES       (c)
================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $   1,887    $  1,114    $   3,300    $  3,010    $ 100,576
   Net realized gain (loss) on investments in portfolio shares ...          77          14        3,892       7,613      463,656
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................         354      (1,428)      (2,672)        254       (8,596)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       2,318        (300)       4,520      10,877      555,636
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........          --      40,000       69,313       5,278       38,220
   Contract redemptions ..........................................         (44)         --       (4,785)     (1,814)    (299,945)
   Net transfers .................................................     146,220          --      324,438      82,040     (330,891)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     146,176      40,000      388,966      85,504     (592,616)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     148,494      39,700      393,486      96,381      (36,980)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................          --          --       18,039          --      172,050
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 148,494    $ 39,700    $ 411,525    $ 96,381    $ 135,070
================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

b) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

c) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

d) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

e) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

f) Formerly Juno prior to its name change effective May 1, 2006.

g) Formerly Arktos prior to its name change effective May 1, 2006.

h) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

i) Formerly Ursa prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
=================================================================================================================================

                                              INVERSE        INVERSE
  HEALTH         HEDGED                       DYNAMIC      GOVERNMENT       INVERSE        INVERSE      INVERSE         INVERSE
   CARE        EQUITY (d)     INTERNET        DOW (e)     LONG BOND (f)     MID-CAP        OTC (g)  RUSSELL 2000 (h)  S&P 500 (i)
=================================================================================================================================


$      --      $   3,847      $      --      $   1,594      $   1,055      $  10,471      $  51,857      $  90,617      $  33,709

       34             --             --             --            235             --            130             --             --
        5             --             --             --             30             --             17             --             --
---------------------------------------------------------------------------------------------------------------------------------
       39             --             --             --            265             --            147             --             --
---------------------------------------------------------------------------------------------------------------------------------
      (39)         3,847             --          1,594            790         10,471         51,710         90,617         33,709
---------------------------------------------------------------------------------------------------------------------------------


    8,263          6,588          3,738         (8,965)       (19,213)          (668)       (60,401)       (11,103)       (67,587)

    5,818          5,387             --             --             --             --             --             --             --

       --          1,894             --             --             --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   14,081         13,869          3,738         (8,965)       (19,213)          (668)       (60,401)       (11,103)       (67,587)
---------------------------------------------------------------------------------------------------------------------------------

   (4,190)         4,125         (1,213)          (278)         3,968            425           (322)        (1,068)           181
---------------------------------------------------------------------------------------------------------------------------------
$   9,852      $  21,841      $   2,525      $  (7,649)     $ (14,455)     $  10,228      $  (9,013)     $  78,446      $ (33,697)
=================================================================================================================================






=================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
=================================================================================================================================

                                              INVERSE        INVERSE
  HEALTH         HEDGED                       DYNAMIC      GOVERNMENT       INVERSE        INVERSE      INVERSE         INVERSE
   CARE        EQUITY (d)     INTERNET        DOW (e)     LONG BOND (f)     MID-CAP        OTC (g)  RUSSELL 2000 (h)  S&P 500 (i)
=================================================================================================================================


$     (39)     $   3,847      $      --      $   1,594      $     790      $  10,471      $  51,710      $  90,617      $  33,709
   14,081         13,869          3,738         (8,965)       (19,213)          (668)       (60,401)       (11,103)       (67,587)

   (4,190)         4,125         (1,213)          (278)         3,968            425           (322)        (1,068)           181
---------------------------------------------------------------------------------------------------------------------------------
    9,852         21,841          2,525         (7,649)       (14,455)        10,228         (9,013)        78,446        (33,697)
---------------------------------------------------------------------------------------------------------------------------------

       --         41,402          3,130         81,439         29,571          5,625         15,421        830,345         76,902
     (833)       (43,352)        (3,352)        (4,341)       (28,354)        (2,156)      (119,071)       (41,231)       (77,279)
  124,063        303,906         25,413         46,445       (146,049)        30,452        215,781       (796,141)       (43,645)
---------------------------------------------------------------------------------------------------------------------------------

  123,230        301,956         25,191        123,543       (144,832)        33,921        112,131         (7,027)       (44,022)
---------------------------------------------------------------------------------------------------------------------------------
  133,082        323,797         27,716        115,894       (159,287)        44,149        103,118         71,419        (77,719)
---------------------------------------------------------------------------------------------------------------------------------
   24,534             --         17,277             --        324,683             --        223,761        122,132        100,000
---------------------------------------------------------------------------------------------------------------------------------
$ 157,616      $ 323,797      $  44,993      $ 115,894      $ 165,396      $  44,149      $ 326,879      $ 193,551      $  22,281
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  =================================================================

                                                                      JAPAN      LARGE-CAP    LARGE-CAP                  MID CAP
                                                                  ADVANTAGE (a)    GROWTH       VALUE       LEISURE   ADVANTAGE (b)
===================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........  $   9,650    $      --    $   3,168    $      --    $       904
Expenses:
   Mortality and expense risk fees ...............................         98           64           70            8            517
   Administrative fees ...........................................         13            8            9            1             67
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................        111           72           79            9            584
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................      9,539          (72)       3,089           (9)           320
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      5,732       14,897       24,549       10,990         68,873
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................     43,760        3,390        3,854        8,316         52,248
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................      5,131          705        6,282        4,554         11,601
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares     54,623       18,992       34,685       23,860        132,722
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................    (64,930)       1,553       (1,844)      (4,615)       (37,037)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $    (768)   $  20,473    $  35,930    $  19,236    $    96,005
===================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  =================================================================

                                                                      JAPAN      LARGE-CAP    LARGE-CAP                  MID CAP
                                                                  ADVANTAGE (a)    GROWTH       VALUE       LEISURE   ADVANTAGE (b)
===================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................  $   9,539    $     (72)   $   3,089    $      (9)   $       320
   Net realized gain (loss) on investments in portfolio shares ...     54,623       18,992       34,685       23,860        132,722
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................    (64,930)       1,553       (1,844)      (4,615)       (37,037)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       (768)      20,473       35,930       19,236         96,005
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........    116,056       39,913       97,886          625         38,314
   Contract redemptions ..........................................    (14,432)     (18,411)     (89,888)      (5,928)       (18,262)
   Net transfers .................................................    (51,737)     147,418      382,054      461,813      1,696,194
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     49,887      168,920      390,052      456,510      1,716,246
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     49,119      189,393      425,982      475,746      1,812,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    267,201       34,141      127,505           --         51,200
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $ 316,320    $ 223,534    $ 553,487    $ 475,746    $ 1,863,451
===================================================================================================================================

a) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

b) Formerly Medius prior to its name change effective May 1, 2006.

c) Formerly Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

  MID-CAP        MID-CAP                                     PRECIOUS         REAL                      RUSSELL 2000      SECTOR
  GROWTH          VALUE          NOVA            OTC          METALS         ESTATE        RETAILING    ADVANTAGE (c)    ROTATION
===================================================================================================================================


$        --    $     3,448    $     1,510    $        --    $        --    $     9,108    $        --    $     3,631    $        --

          6              3             90            935             44             64             --            651             23
          1             --             12            122              6              8             --             85              3
-----------------------------------------------------------------------------------------------------------------------------------
          7              3            102          1,057             50             72             --            736             26
-----------------------------------------------------------------------------------------------------------------------------------
         (7)         3,445          1,408         (1,057)           (50)         9,036             --          2,895            (26)
-----------------------------------------------------------------------------------------------------------------------------------


    (20,002)        39,066         22,431        280,809        (38,131)         2,741          3,354        519,309          6,968

      4,451             --             --             --             --          6,671            226             --          1,228

      2,276             --             --             --             --         11,030            785             --         11,220
-----------------------------------------------------------------------------------------------------------------------------------
    (13,275)        39,066         22,431        280,809        (38,131)        20,442          4,365        519,309         19,416
-----------------------------------------------------------------------------------------------------------------------------------

     (6,424)        10,345          4,432         77,925         76,054        (11,352)        (1,196)        32,985         10,530
-----------------------------------------------------------------------------------------------------------------------------------
$   (19,706)   $    52,856    $    28,271    $   357,677    $    37,873    $    18,126    $     3,169    $   555,189    $    29,920
===================================================================================================================================






===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

  MID-CAP        MID-CAP                                     PRECIOUS         REAL                      RUSSELL 2000      SECTOR
  GROWTH          VALUE          NOVA            OTC          METALS         ESTATE        RETAILING    ADVANTAGE (c)    ROTATION
===================================================================================================================================

$        (7)   $     3,445    $     1,408    $    (1,057)   $       (50)   $     9,036    $        --    $     2,895    $       (26)
    (13,275)        39,066         22,431        280,809        (38,131)        20,442          4,365        519,309         19,416

     (6,424)        10,345          4,432         77,925         76,054        (11,352)        (1,196)        32,985         10,530
-----------------------------------------------------------------------------------------------------------------------------------
    (19,706)        52,856         28,271        357,677         37,873         18,126          3,169        555,189         29,920
-----------------------------------------------------------------------------------------------------------------------------------

     54,610         61,552          5,575            383        193,030             (6)            --         47,906        122,291
    (78,273)       (86,453)        (4,964)      (123,050)       (16,037)       (21,200)        (1,770)       (34,875)       (38,452)
    (79,036)       436,190        651,754     (4,196,329)       900,607        358,692         40,829      4,146,002        102,751
-----------------------------------------------------------------------------------------------------------------------------------

   (102,699)       411,289        652,365     (4,318,996)     1,077,600        337,486         39,059      4,159,033        186,590
-----------------------------------------------------------------------------------------------------------------------------------
   (122,405)       464,145        680,636     (3,961,319)     1,115,473        355,612         42,228      4,714,222        216,510
-----------------------------------------------------------------------------------------------------------------------------------
    235,196        178,394         40,795      4,052,664        319,752         19,012             --         55,862         49,054
-----------------------------------------------------------------------------------------------------------------------------------
$   112,791    $   642,539    $   721,431    $    91,345    $ 1,435,225    $   374,624    $    42,228    $ 4,770,084    $   265,564
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================




                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ==============================================================



                                                                     SMALL-CAP     SMALL-CAP                    TELE-     TRANSPOR-
                                                                      GROWTH         VALUE      TECHNOLOGY  COMMUNICATIONS  TATION
===================================================================================================================================

INVESTMENT INCOME:
   Income dividends from investments in portfolio shares .........   $      --     $   3,845     $     --     $  1,244     $     --
Expenses:
   Mortality and expense risk fees ...............................          22            12           11            7           17
   Administrative fees ...........................................           3             1            1            1            2
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          25            13           12            8           19
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         (25)        3,832          (12)       1,236          (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................    (271,994)       26,609       39,775       19,946         (802)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................       1,662        17,307           --        1,217           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................       4,937        22,950           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    (265,395)       66,866       39,775       21,163         (802)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................        (947)        3,060         (189)         126       (2,645)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $(266,367)    $  73,758     $ 39,574     $ 22,525     $ (3,466)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================




                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ==============================================================



                                                                     SMALL-CAP     SMALL-CAP                    TELE-     TRANSPOR-
                                                                      GROWTH         VALUE      TECHNOLOGY  COMMUNICATIONS  TATION
===================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................   $     (25)    $   3,832     $    (12)    $  1,236     $    (19)
   Net realized gain (loss) on investments in portfolio shares ...    (265,395)       66,866       39,775       21,163         (802)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................        (947)        3,060         (189)         126       (2,645)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......    (266,367)       73,758       39,574       22,525       (3,466)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........     221,113        95,450           39           --        8,292
   Contract redemptions ..........................................      (7,811)      (31,269)      (4,553)        (429)      (4,628)
   Net transfers .................................................     291,240       534,346        5,118      (12,131)      (9,263)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................     504,542       598,527          604      (12,560)      (5,599)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................     238,175       672,285       40,178        9,965       (9,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      30,637        38,347           --           --       45,093
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $ 268,812     $ 710,632     $ 40,178     $  9,965     $ 36,028
===================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                                         THIRD        VAN ECK
                                                                                                         AVENUE      WORLDWIDE
   RYDEX VARIABLE TRUST                                                                                 VARIABLE     INSURANCE
       (CONTINUED)             SELIGMAN PORTFOLIOS              T. ROWE PRICE EQUITY SERIES           SERIES TRUST   TRUST FUND
==========================  ==========================  ============================================  ============  ===========

    U.S.
 GOVERNMENT                 COMMUNICATIONS
    MONEY                         AND         GLOBAL        BLUE          EQUITY         HEALTH                       ABSOLUTE
   MARKET        UTILITIES    INFORMATION   TECHNOLOGY   CHIP II (a)   INCOME II (a) SCIENCES II (a)     VALUE         RETURN
===============================================================================================================================


$    452,828     $   4,233     $      --     $     --     $   1,617     $     7,482     $      --     $    30,621     $      --

       1,385            20            31           34            --              --            --           1,231            --
         181             2             4            5            --              --            --             161            --
-------------------------------------------------------------------------------------------------------------------------------
       1,566            22            35           39            --              --            --           1,392            --
-------------------------------------------------------------------------------------------------------------------------------
     451,262         4,211           (35)         (39)        1,617           7,482            --          29,229            --
-------------------------------------------------------------------------------------------------------------------------------


          --         9,358        (1,000)         247        12,952             253           (85)          3,498         3,302

          --            --            --           --            --           5,388            --           1,428            --

          --         1,877            --           --            --          25,863            --         102,869            --
-------------------------------------------------------------------------------------------------------------------------------
          --        11,235        (1,000)         247        12,952          31,504           (85)        107,795         3,302
-------------------------------------------------------------------------------------------------------------------------------

          --           513        26,055        7,365        49,802          61,836        20,285          80,689        16,906
-------------------------------------------------------------------------------------------------------------------------------
$    451,262     $  15,959     $  25,020     $  7,573     $  64,371     $   100,822     $  20,200     $   217,713     $  20,208
===============================================================================================================================






===============================================================================================================================

                                                                                                         THIRD        VAN ECK
                                                                                                         AVENUE      WORLDWIDE
   RYDEX VARIABLE TRUST                                                                                 VARIABLE     INSURANCE
       (CONTINUED)             SELIGMAN PORTFOLIOS              T. ROWE PRICE EQUITY SERIES           SERIES TRUST   TRUST FUND
==========================  ==========================  ============================================  ============  ===========

    U.S.
 GOVERNMENT                 COMMUNICATIONS
    MONEY                         AND         GLOBAL        BLUE          EQUITY         HEALTH                       ABSOLUTE
   MARKET        UTILITIES    INFORMATION   TECHNOLOGY   CHIP II (a)   INCOME II (a) SCIENCES II (a)     VALUE         RETURN
===============================================================================================================================

$    451,262     $   4,211     $     (35)    $    (39)    $   1,617     $     7,482     $      --     $    29,229     $      --
          --        11,235        (1,000)         247        12,952          31,504           (85)        107,795         3,302

          --           513        26,055        7,365        49,802          61,836        20,285          80,689        16,906
-------------------------------------------------------------------------------------------------------------------------------
     451,262        15,959        25,020        7,573        64,371         100,822        20,200         217,713        20,208
-------------------------------------------------------------------------------------------------------------------------------

  23,508,296       147,412        16,924       73,731        68,955         318,693         2,804       2,004,757       239,935
  (1,398,080)       (7,171)         (987)      (6,424)      (28,444)         (3,147)       (3,063)        (28,574)       (7,454)
 (17,628,166)      (29,954)      680,905       20,555       738,457         964,486       358,270         864,478       240,124
-------------------------------------------------------------------------------------------------------------------------------

   4,482,050       110,287       696,842       87,862       778,968       1,280,032       358,011       2,840,661       472,605
-------------------------------------------------------------------------------------------------------------------------------
   4,933,312       126,246       721,862       95,435       843,339       1,380,854       378,211       3,058,374       492,813
-------------------------------------------------------------------------------------------------------------------------------
   9,206,149       140,930           929        1,202            --              --            --         426,546            --
-------------------------------------------------------------------------------------------------------------------------------
$ 14,139,461     $ 267,176     $ 722,791     $ 96,637     $ 843,339     $ 1,380,854     $ 378,211     $ 3,484,920     $ 492,813
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================


                                                                                                                        WELLS FARGO
                                                                                   VAN ECK WORLDWIDE                   ADVANTAGE VT
                                                                            INSURANCE TRUST FUND (CONTINUED)               FUNDS
                                                                    =================================================  ============

                                                                                 EMERGING        HARD          REAL
                                                                       BOND       MARKETS       ASSETS        ESTATE      DISCOVERY
===================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .........  $   5,731   $     1,383   $       392   $       976   $      --
Expenses:
   Mortality and expense risk fees ...............................         38         1,619           144           392       2,175
   Administrative fees ...........................................          5           211            19            51         283
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................         43         1,830           163           443       2,458
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................      5,688          (447)          229           533      (2,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................     14,721        28,012        22,212        39,604       2,906
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................         --         2,527        11,112         1,416          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         --        19,244        22,184        16,773          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares     14,721        49,783        55,508        57,793       2,906
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     18,893       116,671        41,944       119,652      77,011
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....  $  39,302   $   166,007   $    97,681   $   177,978   $  77,459
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================


                                                                                                                        WELLS FARGO
                                                                                   VAN ECK WORLDWIDE                   ADVANTAGE VT
                                                                            INSURANCE TRUST FUND (CONTINUED)               FUNDS
                                                                    =================================================  ============

                                                                                 EMERGING        HARD          REAL
                                                                       BOND       MARKETS       ASSETS        ESTATE      DISCOVERY
===================================================================================================================================

Changes from operations:
   Net investment income (expense) ...............................  $   5,688   $      (447)  $       229   $       533   $  (2,458)
   Net realized gain (loss) on investments in portfolio shares ...     14,721        49,783        55,508        57,793       2,906
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................     18,893       116,671        41,944       119,652      77,011
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......     39,302       166,007        97,681       177,978      77,459
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........    297,977       342,331       496,899       133,098     456,694
   Contract redemptions ..........................................    (15,634)      (56,750)      (17,702)       (7,868)    (15,951)
   Net transfers .................................................    506,766     1,091,831     1,587,714       761,451      (3,908)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................    789,109     1,377,412     2,066,911       886,681     436,835
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................    828,411     1,543,419     2,164,592     1,064,659     514,294
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     18,531       269,491       308,256        35,813     163,166
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $ 846,942   $ 1,812,910   $ 2,472,848   $ 1,100,472   $ 677,460
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================

 WELLS FARGO
ADVANTAGE VT
    FUNDS
 (CONTINUED)
=============

                      COMBINED
 OPPORTUNITY           TOTAL
=============      =============


$          --      $   3,280,010

        1,000             47,323
          130              6,173
-------------      -------------

        1,130             53,496
-------------      -------------
       (1,130)         3,226,514
-------------      -------------


          602          2,078,102

           --            618,977

       21,809          1,434,892
-------------      -------------
       22,411          4,131,971
-------------      -------------

        2,118          2,755,763
-------------      -------------
$      23,399      $  10,114,248
=============      =============






================================

 WELLS FARGO
ADVANTAGE VT
    FUNDS
 (CONTINUED)
=============

                      COMBINED
 OPPORTUNITY           TOTAL
=============      =============


$      (1,130)     $   3,226,514
       22,411          4,131,971

        2,118          2,755,763
-------------      -------------

       23,399         10,114,248
-------------      -------------

       84,481        108,330,368
       (3,568)       (13,503,493)
       12,908             98,393
-------------      -------------

       93,821         94,925,268
-------------      -------------
      117,220        105,039,516
-------------      -------------
      176,955         45,804,982
-------------      -------------
$     294,175      $ 150,844,498
=============      =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                       40|86 SERIES TRUST
                                                              =====================================================================

                                                                                              FIXED                     GOVERNMENT
                                                              BALANCED        EQUITY         INCOME     FOCUS 20 (b)    SECURITIES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ...  $    2,272   $      2,340   $     2,397   $         --   $      4,361
Expenses:
   Mortality and expense risk fees .........................       1,653          4,915           532             12          1,348
   Administrative fees .....................................         216            641            69              1            176
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................       1,869          5,556           601             13          1,524
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         403         (3,216)        1,796            (13)         2,837
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       6,742         81,104           216           (320)          (573)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................          --             --            --             --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................          --         46,296            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       6,742        127,400           216           (320)          (573)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (1,616)       (85,357)       (1,095)          (182)        (1,755)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $    5,529   $     38,827   $       917   $       (515)  $        509
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================


                                                                                        40|86 SERIES TRUST
                                                                ===================================================================

                                                                                               FIXED                     GOVERNMENT
                                                                BALANCED       EQUITY          INCOME      FOCUS 20 (b)  SECURITIES
===================================================================================================================================
Changes from operations:
   Net investment income .................................  $        403   $     (3,216)  $     1,796   $        (13)  $      2,837
   Net realized gain (loss) on investments in
     portfolio shares ....................................         6,742        127,400           216           (320)          (573)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................        (1,616)       (85,357)       (1,095)          (182)        (1,755)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...................................         5,529         38,827           917           (515)           509
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...            (2)        62,068        26,401             --          2,334
   Contract redemptions ..................................       (45,588)      (200,044)       (4,280)        (4,866)       (22,111)
   Net transfers .........................................            28         76,880        30,407         (1,225)         1,529
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................       (45,562)       (61,096)       52,528         (6,091)       (18,248)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................       (40,033)       (22,269)       53,445         (6,606)       (17,739)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       175,923        522,237        41,674          6,606        128,537
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $    135,890   $    499,968   $    95,119   $         --   $    110,798
===================================================================================================================================

a) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
b) For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

c) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
         40|86 SERIES
       TRUST (CONTINUED)                                           AIM VARIABLE INSURANCE FUNDS
===========================   =====================================================================================================

                                                                                                           GLOBAL
      HIGH          MONEY                         CORE        FINANCIAL       GLOBAL          HIGH          REAL
      YIELD        MARKET       BASIC VALUE       STOCK       SERVICES    HEALTH CARE (a)     YIELD      ESTATE (c)     TECHNOLOGY
===================================================================================================================================
  $     16,839   $   157,813   $         --   $         54  $      2,676   $         --   $   355,193   $      2,361   $         --

            91         8,450             --            141            --             12            46          1,425             96
            11         1,102             --             19            --              1             6            186             13
-----------------------------------------------------------------------------------------------------------------------------------
           102         9,552             --            160            --             13            52          1,611            109
-----------------------------------------------------------------------------------------------------------------------------------
        16,737       148,261             --           (106)        2,676            (13)      355,141            750           (109)
-----------------------------------------------------------------------------------------------------------------------------------

       (11,313)           --             --            (41)        1,656           (343)      (56,358)         2,093            718

        14,240            --            531             --            --             --            --          2,432             --

        35,052            --            802             --            --             --            --          3,585             --
-----------------------------------------------------------------------------------------------------------------------------------
        37,979            --          1,333            (41)        1,656           (343)      (56,358)         8,110            718
-----------------------------------------------------------------------------------------------------------------------------------

       (45,166)           --          5,068            374         4,949           (131)     (242,351)         1,412         (8,442)
-----------------------------------------------------------------------------------------------------------------------------------
  $      9,550   $   148,261   $      6,401   $        227  $      9,281   $       (487)  $    56,432   $     10,272   $     (7,833)
===================================================================================================================================



===================================================================================================================================

         40|86 SERIES
       TRUST (CONTINUED)                                           AIM VARIABLE INSURANCE FUNDS
===========================    ====================================================================================================

                                                                                                           GLOBAL
      HIGH          MONEY                         CORE        FINANCIAL       GLOBAL          HIGH          REAL
      YIELD        MARKET       BASIC VALUE       STOCK       SERVICES    HEALTH CARE (a)     YIELD      ESTATE (c)     TECHNOLOGY
===================================================================================================================================
  $     16,737   $   148,261   $         --   $       (106) $      2,676   $        (13)  $   355,141   $        750   $       (109)
        37,979            --          1,333            (41)        1,656           (343)      (56,358)         8,110            718

       (45,166)           --          5,068            374         4,949           (131)     (242,351)         1,412         (8,442)
-----------------------------------------------------------------------------------------------------------------------------------
         9,550       148,261          6,401            227         9,281           (487)       56,432         10,272         (7,833)
-----------------------------------------------------------------------------------------------------------------------------------

       109,485    12,177,004        112,814             --            --         10,848        92,316         79,282             --
       (26,220)   (7,205,512)          (416)          (657)          (96)          (667)       (1,166)        (9,441)          (176)
       841,846     1,864,470             --             --       150,191         (1,522)    3,150,192         57,203        206,825
-----------------------------------------------------------------------------------------------------------------------------------

       925,111     6,835,962        112,398           (657)      150,095          8,659     3,241,342        127,044        206,649
-----------------------------------------------------------------------------------------------------------------------------------
       934,661     6,984,223        118,799           (430)      159,376          8,172     3,297,774        137,316        198,816
-----------------------------------------------------------------------------------------------------------------------------------
        13,434     4,906,209             --         12,989            20          2,650         3,909         92,360         31,312
-----------------------------------------------------------------------------------------------------------------------------------
  $    948,095   $11,890,432   $    118,799   $     12,559  $    159,396   $     10,822   $ 3,301,683   $    229,676   $    230,128
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                             THE ALGER AMERICAN FUND                      SERIES
                                                              ======================================================    ===========

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in
     portfolio shares ......................................  $      104     $       --    $       --    $        --     $       20
Expenses:
   Mortality and expense risk fees .........................         475            797         1,482            367              9
   Administrative fees .....................................          62            104           194             48              1
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................         537            901         1,676            415             10
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................        (433)          (901)       (1,676)          (415)            10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................       6,767            823         3,996          4,617            155
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................          --             --         4,836             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       6,767            823         8,832          4,617            155
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................       3,784         13,055         2,988          7,266           (140)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $   10,118     $   12,977    $   10,144     $   11,468     $       25
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                             THE ALGER AMERICAN FUND                      SERIES
                                                            =========================================================   ===========

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
===================================================================================================================================
Changes from operations:
   Net investment income .................................  $       (433)  $       (901)  $    (1,676)  $       (415)  $         10
   Net realized gain (loss) on investments in
     portfolio shares ....................................         6,767            823         8,832          4,617            155
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         3,784         13,055         2,988          7,266           (140)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................        10,118        12,977         10,144         11,468             25
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...       125,780          6,468        31,269        144,316             (1)
   Contract redemptions ..................................       (21,509)          (904)      (20,577)        (2,817)        (1,352)
   Net transfers .........................................       129,055        136,487       (23,743)       (45,800)            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................       233,326        142,051       (13,051)        95,699         (1,353)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................       243,444        155,028        (2,907)       107,167         (1,328)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        58,363         72,712       144,092         60,837          1,328
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $    301,807   $    227,740   $   141,185   $    168,004   $         --
===================================================================================================================================

a) For the period May 4, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                               DREYFUS
                                                             INVESTMENT                                       DREYFUS VARIABLE
            AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                        INVESTMENT FUND
=======================================================    ==============                                ==========================
                                                                             DREYFUS
                                                                             SOCIALLY        DREYFUS
    INCOME &      INFLATION                                   SMALL CAP     RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL
     GROWTH      PROTECTION    INTERNATIONAL      VALUE    STOCK INDEX (a)    GROWTH          INDEX         STOCK          VALUE
===================================================================================================================================

  $        140   $     4,158   $        100   $        533  $         --   $         --   $     3,743   $         --   $         --

            68            94             89            511            --            154         2,348            154          1,503
             9            12             12             67            --             20           306             20            196
-----------------------------------------------------------------------------------------------------------------------------------
            77           106            101            578            --            174         2,654            174          1,699
-----------------------------------------------------------------------------------------------------------------------------------
            63         4,052             (1)           (45)           --           (174)        1,089           (174)        (1,699)
-----------------------------------------------------------------------------------------------------------------------------------


           485        (3,814)           196           (174)           11           (483)       27,651         (1,171)        16,400

            --             4             --          3,465            --             --            --             --            667

            --             1             --          2,708            --             --            --             --          1,272
------------------------------------------------------------------------------------------------------------------------------------
           485        (3,809)           196          5,999            11           (483)       27,651         (1,171)        18,339
-----------------------------------------------------------------------------------------------------------------------------------

         4,442          (276)           584          1,230         3,047            460       (20,842)         1,617         14,292
-----------------------------------------------------------------------------------------------------------------------------------
  $      4,990   $       (33)  $        779   $      7,184  $      3,058   $       (197)  $     7,898   $        272   $     30,932
===================================================================================================================================



===================================================================================================================================

                                                               DREYFUS
                                                             INVESTMENT                                       DREYFUS VARIABLE
            AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                        INVESTMENT FUND
========================================================   ==============                                ==========================
                                                                              DREYFUS
                                                                             SOCIALLY        DREYFUS
    INCOME &      INFLATION                                   SMALL CAP     RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL
     GROWTH      PROTECTION    INTERNATIONAL      VALUE    STOCK INDEX (a)    GROWTH          INDEX         STOCK          VALUE
===================================================================================================================================

  $         63   $     4,052   $         (1)  $        (45) $         --   $       (174)  $     1,089   $       (174)  $     (1,699)
           485        (3,809)           196          5,999            11           (483)       27,651         (1,171)        18,339

         4,442          (276)           584          1,230         3,047            460       (20,842)         1,617         14,292
-----------------------------------------------------------------------------------------------------------------------------------
         4,990           (33)           779          7,184         3,058           (197)        7,898            272         30,932
-----------------------------------------------------------------------------------------------------------------------------------

       119,757        21,353             --        135,224        77,733             --       133,052             (1)        89,265
        (3,563)         (410)        (2,082)        (9,298)         (355)          (307)      (99,931)       (23,586)       (45,830)
            --        61,401             --         (4,196)           --            505        (8,584)            --        126,763
-----------------------------------------------------------------------------------------------------------------------------------

       116,194        82,344         (2,082)       121,730        77,378            198        24,537        (23,587)       170,198
-----------------------------------------------------------------------------------------------------------------------------------
       121,184        82,311         (1,303)       128,914        80,436              1        32,435        (23,315)       201,130
-----------------------------------------------------------------------------------------------------------------------------------
         7,088            --          8,621         66,164            --         13,693       272,636         28,046        147,237
-----------------------------------------------------------------------------------------------------------------------------------
  $    128,272   $    82,311   $      7,318   $    195,078  $     80,436   $     13,694   $   305,071   $      4,731   $    348,367
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                                             JANUS ASPEN SERIES
                                                                    FEDERATED INSURANCE SERIES              (INSTITUTIONAL CLASS)
                                                              =========================================  ==========================

                                                                               HIGH
                                                               CAPITAL        INCOME      INTERNATIONAL  GROWTH AND   INTERNATIONAL
                                                              INCOME II       BOND II       EQUITY II      INCOME         GROWTH
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio
     shares ................................................  $      152   $      6,779   $        --   $        390   $         44
Expenses:
   Mortality and expense risk fees .........................          34            264            62            704             18
   Administrative fees .....................................           5             35             8             92              2
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................          39            299            70            796             20
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         113          6,480           (70)          (406)            24
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................           4         (1,120)          486          1,865              1
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................           4         (1,120)           486          1,865             1
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................          29         (2,961)         8,081          4,860           930
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ...................................  $      146   $      2,399   $      8,497  $       6,319  $        955
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                                             JANUS ASPEN SERIES

                                                                    FEDERATED INSURANCE SERIES              (INSTITUTIONAL CLASS)
                                                              =========================================  ==========================

                                                                               HIGH
                                                               CAPITAL        INCOME      INTERNATIONAL  GROWTH AND   INTERNATIONAL
                                                              INCOME II       BOND II       EQUITY II      INCOME         GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income .................................  $        113   $      6,480   $       (70)  $       (406)  $         24
   Net realized gain (loss) on investments in
     portfolio shares ....................................             4         (1,120)          486          1,865              1
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ...            29         (2,961)        8,081          4,860            930
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................           146          2,399         8,497          6,319            955
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...            --         71,689             1             --             (1)
   Contract redemptions ..................................            --        (18,220)       (1,410)        (6,355)            --
   Net transfers .........................................            --         98,062       164,963          1,981         10,479
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................            --        151,531       163,554         (4,374)        10,478
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................           146        153,930       172,051          1,945         11,433
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................         2,963         35,113         8,185         62,865             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $      3,109   $    189,043   $   180,236   $     64,810   $     11,433
===================================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective
   May 1, 2005.

b) For the period May 4, 2005 (inception of funds) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                          LAZARD
             JANUS ASPEN SERIES                                                                                         RETIREMENT
      (INSTITUTIONAL CLASS) (CONTINUED)                       JANUS ASPEN SERIES (SERVICE CLASS) (b)                      SERIES
==========================================     ===================================================================      ===========

    LARGE CAP      MID CAP       WORLDWIDE     GROWTH AND   INTERNATIONAL    LARGE CAP       MID CAP      WORLDWIDE      EMERGING
   GROWTH (a)      GROWTH         GROWTH         INCOME        GROWTH         GROWTH         GROWTH        GROWTH         MARKETS
===================================================================================================================================


  $        578   $        --   $      2,950   $          8  $      2,024   $         41   $        --   $         10   $        434

         2,238         1,811          2,824             --            --             --            --             --             18
           292           236            368             --            --             --            --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
         2,530         2,047          3,192             --            --             --            --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
        (1,952)       (2,047)          (242)             8         2,024             41            --             10            414
-----------------------------------------------------------------------------------------------------------------------------------


        20,958        60,273         15,731           (853)        3,801           (136)         (993)          (137)         5,907

            --            --             --             --            --             --            --             --            893

            --            --             --             --            --             --            --             --          4,277
-----------------------------------------------------------------------------------------------------------------------------------
        20,958        60,273         15,731           (853)        3,801           (136)         (993)          (137)        11,077
-----------------------------------------------------------------------------------------------------------------------------------

       (18,872)      (51,299)        (9,367)           400        63,796          2,283            --             38         34,463
-----------------------------------------------------------------------------------------------------------------------------------
  $        134   $     6,927   $      6,122   $       (445) $     69,621   $      2,188   $      (993)  $        (89)  $     45,954
===================================================================================================================================


===================================================================================================================================

                                                                                                                          LAZARD
             JANUS ASPEN SERIES                                                                                         RETIREMENT
      (INSTITUTIONAL CLASS) (CONTINUED)                       JANUS ASPEN SERIES (SERVICE CLASS) (b)                      SERIES
==========================================     ====================================================================     ===========

    LARGE CAP      MID CAP       WORLDWIDE     GROWTH AND   INTERNATIONAL    LARGE CAP       MID CAP      WORLDWIDE      EMERGING
   GROWTH (a)      GROWTH         GROWTH         INCOME        GROWTH         GROWTH         GROWTH        GROWTH         MARKETS
===================================================================================================================================

  $     (1,952)  $    (2,047)  $       (242)  $          8  $      2,024   $         41   $        --   $         10   $        414
        20,958        60,273         15,731           (853)        3,801           (136)         (993)          (137)        11,077

       (18,872)      (51,299)        (9,367)           400        63,796          2,283            --             38         34,463
-----------------------------------------------------------------------------------------------------------------------------------
           134         6,927          6,122           (445)       69,621          2,188          (993)           (89)        45,954
-----------------------------------------------------------------------------------------------------------------------------------

            --           151              1          6,985       120,590         15,983            (1)        28,321        120,579
       (98,880)     (139,012)      (112,126)           (34)         (424)           (25)           (7)           (12)          (369)
          (339)      (29,566)       (11,375)           914       402,046         96,583         1,001        (26,057)       188,869
-----------------------------------------------------------------------------------------------------------------------------------

       (99,219)     (168,427)      (123,500)         7,865       522,212        112,541           993          2,252        309,079
-----------------------------------------------------------------------------------------------------------------------------------
       (99,085)     (161,500)      (117,378)         7,420       591,833        114,729            --          2,163        355,033
-----------------------------------------------------------------------------------------------------------------------------------
       272,869       264,580        322,196             --            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  $    173,784   $   103,080   $    204,818   $      7,420  $    591,833   $    114,729   $        --   $      2,163   $    355,033
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                          BERMAN
                                                                                                            LORD         ADVISERS
                                                                                                           ABBETT       MANAGEMENT
                                                               LAZARD RETIREMENT SERIES (CONTINUED)     SERIES FUNDS       TRUST
                                                            =========================================   ============    ===========

                                                                           INTERNATIONAL                 GROWTH AND
                                                               EQUITY         EQUITY        SMALL CAP      INCOME        FASCIANO
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................  $         --   $         --   $        --   $      1,437      $      --
Expenses:
   Mortality and expense risk fees .......................            --             --           366          1,713             --
   Administrative fees ...................................            --             --            47            224             --
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................            --             --           413          1,937             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................            --             --          (413)          (500)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................            --             --        (3,299)        11,965             --
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................            --             --         1,129             --             58
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................            --             --         3,693          8,782             52
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................            --            --          1,523         20,747            110
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................           (55)         (176)        (1,966)       (18,682)            86
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................  $        (55)  $      (176)   $      (856)  $      1,565      $     196
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                          BERMAN
                                                                                                            LORD         ADVISERS
                                                                                                           ABBETT       MANAGEMENT
                                                               LAZARD RETIREMENT SERIES (CONTINUED)     SERIES FUNDS       TRUST
                                                            =========================================   ============    ===========

                                                                           INTERNATIONAL                 GROWTH AND
                                                               EQUITY         EQUITY        SMALL CAP      INCOME        FASCIANO
===================================================================================================================================
Changes from operations:
   Net investment income                                    $         --   $         --   $      (413)  $       (500)  $         --
   Net realized gain (loss) on investments in
     portfolio shares                                                 --             --         1,523         20,747            110
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares                              (55)          (176)       (1,966)       (18,682)            86
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                               (55)          (176)         (856)         1,565            196
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)            15,239         19,594            (3)        39,136         23,241
   Contract redemptions                                               --             --        (2,065)       (39,551)            (7)
   Net transfers                                                      --         26,279        (3,991)       (37,195)         8,316
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions                                       15,239         45,873        (6,059)       (37,610)        31,550
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                 15,184         45,697        (6,915)       (36,045)        31,746
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                       --             --        37,599        186,911             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period                          $     15,184   $     45,697   $    30,684   $    150,866   $     31,746
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                        PIMCO VARIABLE INSURANCE TRUST
=======================================================================    ========================================================

     LIMITED
    MATURITY       MID CAP                                    SOCIALLY         MONEY          REAL          SHORT          TOTAL
      BOND         GROWTH        PARTNERS        REGENCY     RESPONSIVE       MARKET         RETURN         TERM          RETURN
===================================================================================================================================


  $        253   $        --   $      1,897   $         92  $         --   $     16,342   $     2,621   $        891   $      4,470

           171            --            273             81            --            194           400             73            113
            23            --             35             11            --             25            53              9             15
-----------------------------------------------------------------------------------------------------------------------------------
           194            --            308             92            --            219           453             82            128
-----------------------------------------------------------------------------------------------------------------------------------
            59            --          1,589             --            --         16,123         2,168            809          4,342
-----------------------------------------------------------------------------------------------------------------------------------


        (1,091)           --           (203)        (5,163)          276             --          (490)           (74)        (2,014)

            --            --             --          2,318            --             --         2,136             --          3,671

            --            --             44          4,442            79             --            34             --          3,175
-----------------------------------------------------------------------------------------------------------------------------------
        (1,091)           --           (159)         1,597           355             --         1,680            (74)         4,832
-----------------------------------------------------------------------------------------------------------------------------------

         1,184           (29)         8,801          3,524           798             --        (2,742)           (30)        (7,731)
-----------------------------------------------------------------------------------------------------------------------------------
  $        152   $       (29)  $     10,231   $      5,121  $      1,153   $     16,123   $     1,106   $        705   $      1,443
===================================================================================================================================


===================================================================================================================================


          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                        PIMCO VARIABLE INSURANCE TRUST
=======================================================================    ========================================================

     LIMITED
    MATURITY       MID CAP                                    SOCIALLY         MONEY          REAL          SHORT          TOTAL
      BOND         GROWTH        PARTNERS        REGENCY     RESPONSIVE       MARKET         RETURN         TERM          RETURN
===================================================================================================================================


  $         59   $        --   $      1,589   $         --  $         --   $     16,123   $     2,168   $        809   $      4,342
        (1,091)           --           (159)         1,597           355             --         1,680            (74)         4,832

         1,184           (29)         8,801          3,524           798             --        (2,742)           (30)        (7,731)
-----------------------------------------------------------------------------------------------------------------------------------
           152           (29)        10,231          5,121         1,153         16,123         1,106            705          1,443
-----------------------------------------------------------------------------------------------------------------------------------

        34,737         6,531        189,174         77,735        41,709      2,737,077       148,535         19,590        312,874
       (30,779)           --        (21,740)          (380)          (25)      (135,423)      (10,190)       (27,343)       (19,110)
        48,597            --         18,203         45,115        (2,939)    (1,719,694)       26,753         86,797        177,600
------------------------------------------------------------------------------------------------------------------------------------

        52,555         6,531        185,637        122,470        38,745        881,960       165,098         79,044        471,364
-----------------------------------------------------------------------------------------------------------------------------------
        52,707         6,502        195,868        127,591        39,898        898,083       166,204         79,749        472,807
-----------------------------------------------------------------------------------------------------------------------------------
        25,624            --         16,024          9,668            --             --        34,142         16,383         27,087
-----------------------------------------------------------------------------------------------------------------------------------
  $     78,331   $     6,502   $    211,892   $    137,259  $     39,898   $    898,083   $   200,346   $     96,132   $    499,894
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                PIONEER VARIABLE CONTRACTS TRUST
                                                               ====================================================================

                                                               EQUITY                                       HIGH          MID CAP
                                                               INCOME         EUROPE          FUND        YIELD (a)      VALUE (a)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio
     shares .................................................  $     427      $      --     $     408      $   3,945      $      --
Expenses:
   Mortality and expense risk fees ..........................        156             --           222             --             --
   Administrative fees ......................................         20             --            29             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................        176             --           251             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................        251             --           157          3,945             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ....................................        190             (5)          323           (169)          (104)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...................         --             --            --             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...................         --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...................................        190             (5)          323           (169)          (104)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ........................      1,110          4,686         1,340          2,716            131
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .........................................  $   1,551      $   4,681     $   1,820      $   6,492      $      27
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                PIONEER VARIABLE CONTRACTS TRUST
                                                            =======================================================================

                                                               EQUITY                                       HIGH          MID CAP
                                                               INCOME         EUROPE          FUND        YIELD (a)      VALUE (a)
===================================================================================================================================
Changes from operations:
   Net investment income .................................  $        251   $         --   $       157   $      3,945   $         --
   Net realized gain (loss) on investments in
     portfolio shares ....................................           190             (5)          323           (169)          (104)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,110          4,686         1,340          2,716            131
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...................................         1,551          4,681         1,820          6,492             27
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        (9,591)        55,076        34,338         55,520         38,484
   Contract redemptions ..................................        (1,922)          (306)       (1,575)          (291)           (33)
   Net transfers .........................................        43,231        111,420           215        649,288        (23,000)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................        31,718        166,190        32,978        704,517         15,451
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................        33,269        170,871        34,798        711,009         15,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................         1,820             --        20,217             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $     35,089   $    170,871   $    55,015   $    711,009   $     15,478
===================================================================================================================================

a) For the period May 4, 2005 (inception of fund) through December 31, 2005.

b) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

c) Formerly Arktos prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

     PIONEER
    VARIABLE
    CONTRACTS     DIREXION
      TRUST       INSURANCE               ROYCE
   (CONTINUED)    TRUST (b)           CAPITAL FUND                                    RYDEX VARIABLE TRUST
============== ==============  ==========================  ========================================================================

                                                                 CLS            CLS
      MONEY      DYNAMIC VP                                  ADVISORONE     ADVISORONE       INVERSE                       BASIC
   MARKET (a)  HY BOND (a)(b)    MICRO-CAP      SMALL-CAP    AMERIGO (a)   CLERMONT (a)      OTC (c)       BANKING       MATERIALS
===================================================================================================================================


  $      2,023   $     1,183   $        561   $         --  $         --   $         --   $        --   $         --   $        569

            --            --            487          1,063            --             --            38              1             29
            --            --             63            139            --             --             5              1              4
-----------------------------------------------------------------------------------------------------------------------------------
            --            --            550          1,202            --             --            43              2             33
-----------------------------------------------------------------------------------------------------------------------------------
         2,023         1,183             11         (1,202)           --             --           (43)            (2)           536
-----------------------------------------------------------------------------------------------------------------------------------


            --            --           (275)         4,322         4,764              5      (115,770)        (2,149)       (22,778)

            --            --            875          1,415            --             --            --             --         23,133

            --            --            820          2,013            --             --            --             --            393
-----------------------------------------------------------------------------------------------------------------------------------
            --            --          1,420          7,750         4,764              5      (115,770)        (2,149)           748
-----------------------------------------------------------------------------------------------------------------------------------

            --          (233)         5,724          9,705        42,831          3,096           818            (99)           764
-----------------------------------------------------------------------------------------------------------------------------------
  $      2,023   $       950   $      7,155   $     16,253  $     47,595   $      3,101   $  (114,995)  $     (2,250)  $      2,048
===================================================================================================================================


===================================================================================================================================

     PIONEER
    VARIABLE
    CONTRACTS     DIREXION
      TRUST       INSURANCE               ROYCE
   (CONTINUED)    TRUST (b)           CAPITAL FUND                                    RYDEX VARIABLE TRUST
============== ==============  ==========================  ========================================================================

                                                                 CLS            CLS
      MONEY      DYNAMIC VP                                  ADVISORONE     ADVISORONE       INVERSE                       BASIC
   MARKET (a)  HY BOND (a)(b)    MICRO-CAP      SMALL-CAP    AMERIGO (a)   CLERMONT (a)      OTC (c)       BANKING       MATERIALS
===================================================================================================================================

  $      2,023   $     1,183   $         11   $     (1,202) $         --   $         --   $       (43)  $         (2)  $        536
            --            --          1,420          7,750         4,764              5      (115,770)        (2,149)           748

            --          (233)         5,724          9,705        42,831          3,096           818            (99)           764
-----------------------------------------------------------------------------------------------------------------------------------
         2,023           950          7,155         16,253        47,595          3,101      (114,995)        (2,250)         2,048
-----------------------------------------------------------------------------------------------------------------------------------

     1,380,086            --         67,472        234,666      (191,553)        29,919           (34)             1              1
          (126)           --         (1,883)       (16,444)       (1,986)          (953)         (425)          (431)        (2,245)
    (1,313,311)       95,130          5,242          8,758       842,581        102,600       339,215         12,995         54,918
-----------------------------------------------------------------------------------------------------------------------------------

        66,649        95,130         70,831        226,980       649,042        131,566       338,756         12,565         52,674
-----------------------------------------------------------------------------------------------------------------------------------
        68,672        96,080         77,986        243,233       696,637        134,667       223,761         10,315         54,722
-----------------------------------------------------------------------------------------------------------------------------------
            --            --         41,912        104,186            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  $     68,672   $    96,080   $    119,898   $    347,419  $    696,637   $    134,667   $   223,761   $     10,315   $     54,722
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            =======================================================================

                                                                                            CONSUMER
                                                            BIOTECHNOLOGY COMMODITIES (a)   PRODUCTS     ELECTRONICS      ENERGY
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio
     shares ................................................  $       --     $       19      $     --       $     --     $        7
Expenses:
   Mortality and expense risk fees .........................           6             --            --             59            202
   Administrative fees .....................................          --             --            --              8             27
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................           6             --            --             67            229
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................          (6)            19            --            (67)          (222)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................      (4,961)          (409)         (121)        33,071         (2,387)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --          1,755
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --             57
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................      (4,961)          (409)         (121)        33,071           (575)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................        (436)            --            --         (1,167)          (356)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ...................................  $   (5,403)    $     (390)     $   (121)      $ 31,837     $   (1,153)
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            =======================================================================

                                                                                            CONSUMER
                                                            BIOTECHNOLOGY COMMODITIES (a)   PRODUCTS     ELECTRONICS      ENERGY
===================================================================================================================================
Changes from operations:
   Net investment income .................................  $         (6)  $         19   $        --   $        (67)  $       (222)
   Net realized gain (loss) on investments in
     portfolio shares ....................................        (4,961)          (409)         (121)        33,071           (575)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................          (436)            --            --         (1,167)          (356)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...................................        (5,403)          (390)         (121)        31,837         (1,153)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        43,008              1            --             --              1
   Contract redemptions ..................................          (327)            --            --           (275)        (6,831)
   Net transfers .........................................        14,671            389           121         18,525         19,288
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................        57,352            390           121         18,250         12,458
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................        51,949             --            --         50,087         11,305
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $     51,949   $         --   $        --   $     50,087   $     11,305
===================================================================================================================================

a) For the period October 21, 2005 (inception of fund) through December 31, 2005.

b) Formerly Inverse Dynamic Dow 30 prior to its name change effective
   May 1, 2006.

c) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

d) Formerly Juno prior to its name change effective May 1, 2006.

e) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

                                                               INVERSE                       INVERSE       INVERSE
     ENERGY       FINANCIAL       HEALTH                       DYNAMIC        INVERSE        RUSSELL     GOVERNMENT       EUROPE
    SERVICES      SERVICES         CARE         INTERNET       DOW (b)        MID-CAP       2000 (c)    LONG BOND (d)  ADVANTAGE (e)
===================================================================================================================================


  $         --   $       244   $         --   $         --  $        233   $        416   $       478   $         --   $         43

           160            20             35             --            --             --            --            310             64
            21             2              4             --            --             --            --             41              8
-----------------------------------------------------------------------------------------------------------------------------------
           181            22             39             --            --             --            --            351             72
-----------------------------------------------------------------------------------------------------------------------------------
          (181)          222            (39)            --           233            416           478           (351)           (29)
-----------------------------------------------------------------------------------------------------------------------------------


        (3,806)       (1,361)           475          2,575          (189)         1,137        (7,071)        (8,804)        (3,144)

            --         1,645             --             --            --             --            --             --             63

            --           327             --             --            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        (3,806)          611            475          2,575          (189)         1,137        (7,071)        (8,804)        (3,081)
-----------------------------------------------------------------------------------------------------------------------------------

        18,192            --             86            (80)           --             --           (93)         3,360            929
-----------------------------------------------------------------------------------------------------------------------------------
  $     14,205   $       833   $        522   $      2,495  $         44   $      1,553   $    (6,686)  $     (5,795)  $     (2,181)
===================================================================================================================================


===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

                                                               INVERSE                       INVERSE       INVERSE
     ENERGY       FINANCIAL       HEALTH                       DYNAMIC        INVERSE        RUSSELL     GOVERNMENT       EUROPE
    SERVICES      SERVICES         CARE         INTERNET       DOW (b)        MID-CAP       2000 (c)    LONG BOND (d)  ADVANTAGE (e)
===================================================================================================================================

  $       (181)  $       222   $        (39)  $         --  $        233   $        416   $       478   $       (351)  $        (29)
        (3,806)          611            475          2,575          (189)         1,137        (7,071)        (8,804)        (3,081)

        18,192            --             86            (80)           --             --           (93)         3,360            929
-----------------------------------------------------------------------------------------------------------------------------------
        14,205           833            522          2,495            44          1,553        (6,686)        (5,795)        (2,181)
-----------------------------------------------------------------------------------------------------------------------------------

        43,007             1              2              2        14,336          7,167         7,224        187,353        187,355
          (278)           (7)           (56)          (372)           (2)           (98)         (208)        (5,317)        (6,132)
       274,537          (827)        24,066         15,152       (14,378)        (8,622)      121,802        100,788       (174,081)
-----------------------------------------------------------------------------------------------------------------------------------

       317,266          (833)        24,012         14,782           (44)        (1,553)      128,818        282,824          7,142
-----------------------------------------------------------------------------------------------------------------------------------
       331,471            --         24,534         17,277            --             --       122,132        277,029          4,961
-----------------------------------------------------------------------------------------------------------------------------------
            --            --             --             --            --             --            --         47,654         13,078
-----------------------------------------------------------------------------------------------------------------------------------
  $    331,471   $        --   $     24,534   $     17,277  $         --   $         --   $   122,132   $    324,683   $     18,039
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              =====================================================================

                                                              LARGE-CAP        JAPAN        LARGE-CAP      DYNAMIC        MID CAP
                                                               GROWTH      ADVANTAGE (a)      VALUE        DOW (b)     ADVANTAGE (c)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................  $         38   $         --   $     1,146   $        236   $         --
Expenses:
   Mortality and expense risk fees .......................            --            182            30            243            235
   Administrative fees ...................................            --             23             4             32             30
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................            --            205            34            275            265
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................            38           (205)        1,112            (39)          (265)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................           517         (1,503)       (1,369)        (7,151)        22,219
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................           668             --         4,607          2,097             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................            10             --           484          1,320             80
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................         1,195        (1,503)         3,722         (3,734)        22,299
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................          (307)        18,753        (1,731)          (267)         1,044
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................  $        926   $     17,045   $     3,103   $     (4,040)  $     23,078
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              =====================================================================

                                                              LARGE-CAP        JAPAN        LARGE-CAP      DYNAMIC        MID CAP
                                                               GROWTH      ADVANTAGE (a)      VALUE        DOW (b)     ADVANTAGE (c)
===================================================================================================================================
Changes from operations:

   Net investment income .................................     $     38      $    (205)     $   1,112      $    (39)     $   (265)
   Net realized gain (loss) on investments in
     portfolio shares ....................................        1,195         (1,503)         3,722        (3,734)       22,299

   Net change in unrealized appreciation (depreciation)
     of investments in portfolio .........................         (307)        18,753         (1,731)         (267)        1,044
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          926         17,045          3,103        (4,040)       23,078
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...           --         31,549         62,500        10,011           (42)
   Contract redemptions ..................................      (11,520)        (4,447)       (43,232)       (3,793)         (903)
   Net transfers .........................................       44,735        202,157        105,134        16,606         5,980
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................       33,215        229,259        124,402        22,824         5,035
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................       34,141        246,304        127,505        18,784        28,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................           --         20,897             --            --        23,087
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................     $ 34,141      $ 267,201      $ 127,505      $ 18,784      $ 51,200
===================================================================================================================================

a) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

b) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

c) Formerly Medius Fund prior to its name change effective May 1, 2006.

d) Formerly Mekros prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

  RUSSELL 2000     MID-CAP        MID-CAP                                    PRECIOUS         REAL                        SECTOR
  ADVANTAGE (d)    GROWTH          VALUE          NOVA           OTC          METALS         ESTATE       RETAILING      ROTATION
===================================================================================================================================

  $     98,844   $        --   $        291   $         71  $         --   $         --   $       559   $         --   $         --

           581            --              8            303         1,384             55            98             --             --
            75            --              1             40           181              8            13             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           656            --              9            343         1,565             63           111             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        98,188            --            282           (272)       (1,565)           (63)          448             --             --
-----------------------------------------------------------------------------------------------------------------------------------


      (428,873)       12,525           (632)       (18,413)      (10,460)         6,301        (1,946)         6,220          2,014

            --            --         12,921             --            --             --            --             --             --

            --            --          1,753             --            --             --            --            311             --
-----------------------------------------------------------------------------------------------------------------------------------
      (428,873)       12,525         14,042        (18,413)      (10,460)         6,301        (1,946)         6,531          2,014
-----------------------------------------------------------------------------------------------------------------------------------

           622           424        (10,715)        (1,015)      (78,123)        15,025          (465)            --          2,253
-----------------------------------------------------------------------------------------------------------------------------------
  $   (330,063)  $    12,949   $      3,609   $    (19,700) $    (90,148)  $     21,263   $    (1,963)  $      6,531   $      4,267
===================================================================================================================================




===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
===================================================================================================================================

  RUSSELL 2000     MID-CAP        MID-CAP                                    PRECIOUS         REAL                        SECTOR
  ADVANTAGE (d)    GROWTH          VALUE          NOVA           OTC          METALS         ESTATE       RETAILING      ROTATION
===================================================================================================================================

  $     98,188   $        --   $        282   $       (272) $     (1,565)  $        (63)  $       448   $         --   $         --
      (428,873)       12,525         14,042        (18,413)      (10,460)         6,301        (1,946)         6,531          2,014

           622           424        (10,715)        (1,015)      (78,123)        15,025          (465)            --          2,253
-----------------------------------------------------------------------------------------------------------------------------------
      (330,063)       12,949          3,609        (19,700)      (90,148)        21,263        (1,963)         6,531          4,267
-----------------------------------------------------------------------------------------------------------------------------------
         3,231        12,500             (1)          (205)       10,114         24,337            --             --              1
       (18,359)      (13,940)       (19,054)        (4,013)       (3,169)        (1,277)          (32)           (29)        (2,244)
       341,425       223,687        193,840       (557,050)    3,435,891        275,429        14,224         (6,502)        47,030
-----------------------------------------------------------------------------------------------------------------------------------

       326,297       222,247        174,785       (561,268)    3,442,836        298,489        14,192         (6,531)        44,787
-----------------------------------------------------------------------------------------------------------------------------------
        (3,766)      235,196        178,394       (580,968)    3,352,688        319,752        12,229             --         49,054
-----------------------------------------------------------------------------------------------------------------------------------
        59,628            --             --        621,763       699,976             --         6,783             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  $     55,862   $   235,196   $    178,394   $     40,795  $  4,052,664   $    319,752   $    19,012   $         --   $     49,054
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              =====================================================================

                                                                                             DYNAMIC
                                                              SMALL-CAP      SMALL-CAP    STRENGTHENING                 TELECOM-
                                                               GROWTH          VALUE      DOLLAR (a)(c)  TECHNOLOGY    MUNICATIONS
===================================================================================================================================
Investment income:

   Income dividends from investments in portfolio shares ..    $    --        $    --        $  485       $  --         $  --
Expenses:

   Mortality and expense risk fees ........................         --              8            --          --            --
   Administrative fees ....................................         --              1            --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................         --              9            --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................         --             (9)          485          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................     (6,971)        (2,248)        4,014        (191)         (634)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................      7,381          6,930            --          --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................        348            674            --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...........................................        758          5,356         4,014        (191)         (634)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (237)        (3,942)           --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................    $   521        $ 1,405        $4,499       $(191)        $(634)
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              =====================================================================

                                                                                             DYNAMIC
                                                              SMALL-CAP      SMALL-CAP    STRENGTHENING                  TELECOM-
                                                               GROWTH          VALUE      DOLLAR (a)(c)  TECHNOLOGY     MUNICATIONS
===================================================================================================================================
Changes from operations:

   Net investment income .................................      $      --       $     (9)      $   485       $  --       $  --
   Net realized gain (loss) on investments in portfolio
     shares ..............................................            758          5,356         4,014        (191)       (634)

   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................           (237)        (3,942)           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations            521          1,405         4,499        (191)       (634)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        229,498             (2)            2          --          --
   Contract redemptions ..................................         (6,825)       (14,621)           --          (4)         --
   Net transfers .........................................       (192,557)        51,565        (4,501)        195         634
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................         30,116         36,942        (4,499)        191         634
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................         30,637         38,347            --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................             --             --            --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................      $  30,637       $ 38,347       $    --       $  --       $  --
===================================================================================================================================

a) For the period October 21, 2005 (inception of fund) through December 31,
   2005.

b) For the period May 4, 2005 (inception of fund) through December 31, 2005.

c) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

d) Formerly Titan 500 prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
                                           RYDEX VARIABLE TRUST (CONTINUED)                                           PORTFOLIOS (I)
==================================================================================================================    ==============

                                                  U.S.
                                GOVERNMENT     GOVERNMENT                                                  DYNAMIC
     DYNAMIC                     LONG BOND        MONEY        INVERSE                       DYNAMIC      WEAKENING     AGGRESSIVE
   S&P 500 (d) TRANSPORTATION  ADVANTAGE (e)     MARKET      S&P 500 (f)     UTILITIES       OTC (g)    DOLLAR (a)(h)   GROWTH (b)
===================================================================================================================================
  $          2   $        --   $     17,347   $     99,102  $         --   $        493   $        --   $         --   $         --

           238            30             --            168            16            295           610             --             --
            32             4             --             21             2             38            80             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           270            34             --            189            18            333           690             --             --
-----------------------------------------------------------------------------------------------------------------------------------
          (268)          (34)        17,347         98,913           (18)           160          (690)            --             --
-----------------------------------------------------------------------------------------------------------------------------------


        (6,450)        1,621       (150,609)            --         6,798         (1,883)     (108,491)        (2,989)            --

           111            --             --             --            --             --            --             --             --

           105            --             --             --            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        (6,234)        1,621       (150,609)            --         6,798         (1,883)     (108,491)        (2,989)            --
-----------------------------------------------------------------------------------------------------------------------------------

          (996)          783          1,232             --            --         (1,286)       (9,645)            --            133
-----------------------------------------------------------------------------------------------------------------------------------
  $     (7,498)  $     2,370   $   (132,030)  $     98,913  $      6,780   $     (3,009)  $  (118,826)  $     (2,989)  $        133
===================================================================================================================================



===================================================================================================================================

                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
                                           RYDEX VARIABLE TRUST (CONTINUED)                                           PORTFOLIOS (I)
==================================================================================================================    ==============

                                                  U.S.
                                GOVERNMENT     GOVERNMENT                                                  DYNAMIC
     DYNAMIC                     LONG BOND        MONEY        INVERSE                       DYNAMIC      WEAKENING     AGGRESSIVE
   S&P 500 (d) TRANSPORTATION  ADVANTAGE (e)     MARKET      S&P 500 (f)     UTILITIES       OTC (g)    DOLLAR (a)(h)   GROWTH (b)
===================================================================================================================================

  $       (268)  $       (34)  $     17,347   $     98,913  $        (18)  $        160   $      (690)  $         --   $         --
        (6,234)        1,621       (150,609)            --         6,798         (1,883)     (108,491)        (2,989)            --

          (996)          783          1,232             --            --         (1,286)       (9,645)            --            133
-----------------------------------------------------------------------------------------------------------------------------------
        (7,498)        2,370       (132,030)        98,913         6,780         (3,009)     (118,826)        (2,989)           133
-----------------------------------------------------------------------------------------------------------------------------------

           307            (1)         3,574     22,231,225             1         21,292        (2,435)            --             (1)
        (2,750)          (41)          (273)      (451,218)          (12)       (45,714)       (7,458)            --             (1)
      (496,940)       35,613        300,779    (12,755,837)       93,231        133,663        25,383          2,989          5,951
-----------------------------------------------------------------------------------------------------------------------------------

      (499,383)       35,571        304,080      9,024,170        93,220        109,241        15,490          2,989          5,949
-----------------------------------------------------------------------------------------------------------------------------------
      (506,881)       37,941        172,050      9,123,083       100,000        106,232      (103,336)            --          6,082
-----------------------------------------------------------------------------------------------------------------------------------
       594,030         7,152             --         83,066            --         34,698       716,341             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  $     87,149   $    45,093   $    172,050   $  9,206,149  $    100,000   $    140,930   $   613,005   $         --   $      6,082
===================================================================================================================================

e) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

f) Formerly Ursa prior to its name change effective May 1, 2006.

g) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

h) Formerly Weakening Dollar prior to its name change effective May 1, 2006.

i) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================
                                                                        LEGG MASON PARTNERS
                                                                VARIABLE PORTFOLIOS (CONTINUED) (d)          SELIGMAN PORTFOLIOS
                                                            ========================================   ============================

                                                               GLOBAL                                  COMMUNICATIONS
                                                             HIGH YIELD      LARGE CAP      STRATEGIC        AND          GLOBAL
                                                             BOND (a)(e)      GROWTH          BOND       INFORMATION    TECHNOLOGY
===================================================================================================================================

Investment income:

   Income dividends from investments in portfolio shares        $ 30,122        $  --        $ 4,593        $  --        $ --
Expenses:

   Mortality and expense risk fees ......................             --           13            600           10          19
   Administrative fees ..................................             --            2             79            2           2
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................             --           15            679           12          21
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................         30,122          (15)         3,914          (12)        (21)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................          2,975         (543)          (388)         135          95
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............          2,023           --          1,090           --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............          6,370           --          1,339           --          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...............................         11,368         (543)         2,041          135          95
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .......................        (30,743)          --         (5,239)         (93)        (14)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................       $ 10,747        $(558)       $   716        $  30        $ 60
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                        LEGG MASON PARTNERS
                                                                VARIABLE PORTFOLIOS (CONTINUED) (d)          SELIGMAN PORTFOLIOS
                                                            ========================================   ============================

                                                               GLOBAL                                  COMMUNICATIONS
                                                             HIGH YIELD      LARGE CAP      STRATEGIC        AND          GLOBAL
                                                             BOND (a)(e)      GROWTH          BOND       INFORMATION    TECHNOLOGY
===================================================================================================================================

Changes from operations:

   Net investment income .................................      $  30,122       $ (15)      $   3,914       $   (12)      $   (21)
   Net realized gain (loss) on investments in
     portfolio shares ....................................         11,368        (543)          2,041           135            95
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................        (30,743)         --          (5,239)          (93)          (14)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations         10,747        (558)            716            30            60
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...             --          --          80,242            --            --
   Contract redemptions ..................................            (10)         --            (147)         (604)         (613)
   Net transfers .........................................        497,853         558          (8,924)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................        497,843         558          71,171          (604)         (613)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................        508,590          --          71,887          (574)         (553)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................             --          --          52,120         1,503         1,755
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................      $ 508,590       $  --       $ 124,007       $   929       $ 1,202
===================================================================================================================================

a) For the period May 4, 2005 (inception of fund) through December 31, 2005

b) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery Fund).

c) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

d) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

e) Formerly High Yield Bond prior to its name change effective September 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================

STRONG VARIABLE  THIRD AVENUE                                                               VARIABLE
   INSURANCE       VARIABLE                        VAN ECK WORLDWIDE                        INSURANCE
     FUNDS       SERIES TRUST                        INSURANCE TRUST                          FUNDS
===============  ============   ======================================================      =========
                                                                                             CHOICE
     MID CAP                                    EMERGING        HARD           REAL          MARKET
  GROWTH II (b)     VALUE          BOND          MARKETS       ASSETS         ESTATE        NEUTRAL (c)
=======================================================================================================

  $         --   $     1,607   $      2,487   $      1,645  $         42   $        646   $        --

           644           749            155          1,780           148            355           316
            84            98             21            232            19             46            41
-------------------------------------------------------------------------------------------------------
           728           847            176          2,012           167            401           357
-------------------------------------------------------------------------------------------------------
          (728)          760          2,311           (367)         (125)           245          (357)
-------------------------------------------------------------------------------------------------------


        49,651         4,385            277         52,344         4,047            573       (20,285)

            --         1,318             --             --            --            127            --

            --         1,298             --             --            --            178            --
-------------------------------------------------------------------------------------------------------
        49,651         7,001            277         52,344         4,047            878       (20,285)
-------------------------------------------------------------------------------------------------------

       (61,901)       13,016         (3,201)         4,493        28,475          4,609        18,108
-------------------------------------------------------------------------------------------------------
  $    (12,978)  $    20,777   $       (613)  $     56,470  $     32,397   $      5,732   $    (2,534)
=======================================================================================================



=======================================================================================================

STRONG VARIABLE  THIRD AVENUE                                                               VARIABLE
   INSURANCE       VARIABLE                        VAN ECK WORLDWIDE                        INSURANCE
     FUNDS       SERIES TRUST                        INSURANCE TRUST                          FUNDS
===============  ============   ======================================================      =========
                                                                                             CHOICE
     MID CAP                                    EMERGING        HARD           REAL          MARKET
  GROWTH II (b)     VALUE          BOND          MARKETS       ASSETS         ESTATE        NEUTRAL (c)
=======================================================================================================

  $       (728)  $       760   $      2,311   $       (367) $       (125)  $        245   $      (357)
        49,651         7,001            277         52,344         4,047            878       (20,285)

       (61,901)       13,016         (3,201)         4,493        28,475          4,609        18,108
-------------------------------------------------------------------------------------------------------
       (12,978)       20,777           (613)        56,470        32,397          5,732        (2,534)
-------------------------------------------------------------------------------------------------------

           600       185,988         15,242         19,898        14,160         14,159             1
       (21,035)         (571)       (17,645)       (14,516)         (116)            (6)       (5,063)
      (196,516)      178,222        (15,182)        12,662       251,073        (14,261)      (77,101)
-------------------------------------------------------------------------------------------------------

      (216,951)      363,639        (17,585)        18,044       265,117           (108)      (82,163)
-------------------------------------------------------------------------------------------------------
      (229,929)      384,416        (18,198)        74,514       297,514          5,624       (84,697)
-------------------------------------------------------------------------------------------------------
       229,929        42,130         36,729        194,977        10,742         30,189        84,697
-------------------------------------------------------------------------------------------------------
  $         --   $   426,546   $     18,531   $    269,491  $    308,256   $     35,813   $       --
=======================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


=======================================================================================================

                                                                     WELLS FARGO
                                                                      ADVANTAGE
                                                                VARIABLE TRUST FUNDS
=========================================================================================  ============
                                                                                            COMBINED
                                                            DISCOVERY (a) OPPORTUNITY (b)     TOTAL
=======================================================================================================
Investment income:

   Income dividends from investments in portfolio shares       $     --       $     --       $ 866,829
Expenses:

   Mortality and expense risk fees ......................         1,281          1,001          52,536
   Administrative fees ..................................           167            131           6,855
-------------------------------------------------------------------------------------------------------
     Total expenses .....................................         1,448          1,132          59,391
-------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................        (1,448)        (1,132)        807,438
-------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................        (1,978)         7,520        (531,683)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --             --          99,703
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            --             --         137,010
                                                                                             ---------
-------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...............................        (1,978)         7,520        (294,970)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................        21,242          4,178        (309,928)
-------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................      $ 17,816       $ 10,566       $ 202,540
=======================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

=======================================================================================================

                                                                     WELLS FARGO
                                                                      ADVANTAGE
                                                                VARIABLE TRUST FUNDS
=========================================================================================  ============
                                                                                            COMBINED
                                                            DISCOVERY (a) OPPORTUNITY (b)     TOTAL
=======================================================================================================
Changes from operations:

   Net investment income ...............................     $  (1,448)    $  (1,132)     $    807,438
   Net realized gain (loss) on investments in portfolio
     shares ............................................        (1,978)        7,520          (294,970)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ................        21,242         4,178          (309,928)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ......................................        17,816        10,566           202,540
-------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .        11,700        90,709        42,840,228
   Contract redemptions ................................       (62,743)      (16,358)       (9,260,127)
   Net transfers .......................................       196,393        (8,364)               (6)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ............................       145,350        65,987        33,580,095
-------------------------------------------------------------------------------------------------------
       Net increase in net assets ......................       163,166        76,553        33,782,635
-------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................            --       100,402        12,022,347
-------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................     $ 163,166     $ 176,955      $ 45,804,982
=======================================================================================================

a) For the period April 8, 2005 (inception of fund) through December 31, 2005.

b) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

   The accompanying notes are an integral part of these financial statements.

===============================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

================================================================================
(1) GENERAL

     Jefferson National Life Annuity Account G ("Account G") was established on September 26, 1997 by the Jefferson National Life Insurance Company ("Company"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument, Monument Advisor AK AZ CA CO FL MI MO OH SC ("Monument Advisor Limited") and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc. ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company. The Monument and Monument Advisor Limited (which was initially offered December 19, 2004) are no longer offered effective December 13, 2005 and May 1, 2005, respectively. Monument Advisor was offered effective May 4, 2005.

     As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

     Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.

     The following Variable Account investment options are available with only certain variable annuities offered through Account G:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio - Class A
   Small-Mid Cap Value Portfolio - Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

CREDIT SUISSE TRUST FUNDS
   Commodity Return Strategy Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
   Evolution VP All Cap Equity Fund
   Evolution VP Managed Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
   Kaufmann Fund II
   Market Opportunity Fund II

JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
   INTECH Risk-Managed Growth (Service Shares)
   INTECH Risk-Managed Core (Service Shares)

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIO, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005
================================================================================

LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES FUNDS, INC.
   Government Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio
   Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   Global High Yield Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
   Small Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Absolute Return Strategies Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic OTC Fund
   Dynamic Russell 2000 Fund
   Dynamic S&P 500 Fund
   Dynamic Strengthening Dollar Fund
   Dynamic Weakening Dollar Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Essential Portfolio Aggressive Fund
   Essential Portfolio Conservative Fund
   Essential Portfolio Moderate Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Hedged Equity Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Multi-Cap Core Equity Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

T. ROWE PRICE EQUITY SERIES
   Equity Income II
   Health Science II
   Blue Chip Growth II

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005
================================================================================


statements  and   the  reported  increases  and  decreases  in  net  assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

     Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $1,289,010,362 and $283,939,678 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $1,188,804,306 and $249,315,508 for the years ended December 31, 2006 and 2005, respectively.

(4) DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor and Monument Advisor Limited contract. These fees were $98,097 and $9,740 for the year ended December 31, 2006, respectively. This charge is recorded as redemption in the accompanying Statements of Changes in Net Assets.

     The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. Effective December 17, 2004, there will be no daily charge for new contract owners. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $47,323 and $52,536 for the years ended December 31, 2006 and 2005, respectively. The administrative expenses were $6,173 and $6,855 for the years ended December 31, 2006 and 2005, respectively.

     Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $1,246 and $1,576 for the years ended December 31, 2006 and 2005, respectively.

(5) FINANCIAL HIGHLIGHTS

     The following table discloses total returns, investment income and expense ratios for each offered fund in Account G. As the total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values, not all products are represented. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

     The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

     The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================
40|86 SERIES TRUST:
  Balanced Portfolio

     2006   Total..........................................      72                 $ 1,120                       2.43%
            Monument Advisor...............................      --         $12.14       --          13.04%         --          N/A
            Monument.......................................      --          22.18       --          11.57%         --         1.30%
     2005   Total..........................................       7                     136                       1.58%
            Monument Advisor...............................      --          10.74       --           6.34%         --          N/A
            Inception May 4................................      --          10.10       --            N/A         N/A          N/A
            Monument.......................................      --          19.88       --           4.30%         --         1.30%
     2004   Monument.......................................       9          19.06      176           9.39%       1.92%        1.30%
     2003   Monument.......................................      12          17.42      205          21.70%       2.28%        1.30%
     2002   Monument.......................................      14          14.32      202         -14.04%       2.92%        1.30%
  Equity Portfolio
     2006   Total..........................................     121                   1,842                       0.95%
            Monument Advisor...............................      --          13.05       --          14.67%         --          N/A
            Monument.......................................      --          33.57       --          13.14%         --         1.30%
     2005   Total..........................................      24                     500                       0.50%
            Monument Advisor...............................      --          11.38       --          12.23%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          29.67       --          10.01%         --         1.30%
     2004   Monument.......................................      19          26.97      522          19.36%       0.36%        1.30%
     2003   Monument.......................................      20          22.60      463          35.40%       0.32%        1.30%
     2002   Monument.......................................      18          16.69      292         -14.54%       0.26%        1.30%
  Fixed Income Portfolio
     2006   Total..........................................      11                     132                       4.85%
            Monument Advisor...............................      --          10.63       --           4.42%         --          N/A
            Monument.......................................      --          15.43       --           3.14%         --         1.30%
     2005   Total..........................................       7                      95                       4.42%
            Monument Advisor...............................      --          10.18       --           1.80%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --          14.96       --           0.94%         --         1.30%
     2004   Monument.......................................       3          14.82       42           3.38%       4.03%        1.30%
     2003   Monument.......................................       7          14.33       94           7.91%       4.77%        1.30%
     2002   Monument.......................................      14          13.28      187           3.33%       6.41%        1.30%
  Government Securities Portfolio
     2006   Total..........................................      19                     222                       3.70%
            Monument Advisor...............................      --          10.44       --           3.47%         --          N/A
            Monument.......................................      --          13.99       --           2.12%         --         1.30%
     2005   Total..........................................       8                     111                       3.71%
            Monument Advisor...............................      --          10.09       --           0.80%         --          N/A
            Inception May 4................................      --          10.01       --            N/A         N/A          N/A
            Monument.......................................      --          13.70       --           0.44%         --         1.30%
     2004   Monument.......................................       9          13.64      128           1.15%       3.36%        1.30%
     2003   Monument.......................................      12          13.48      159           0.05%       3.31%        1.30%
     2002   Monument.......................................      37          13.48      497           7.92%       3.17%        1.30%
  Money Market Portfolio
     2006   Total..........................................   1,291                  13,804                       4.51%
            Monument Advisor...............................      --          10.68       --           4.60%         --          N/A
            Monument.......................................      --          12.31       --           3.27%         --         1.30%
     2005   Total..........................................   1,156                  11,890                       2.31%
            Monument Advisor...............................      --          10.21       --           2.10%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --          11.92       --           1.53%         --         1.30%
     2004   Monument.......................................     418          11.74    4,906          -0.34%       1.03%        1.30%
     2003   Monument.......................................     349          11.78    4,113          -0.67%       0.64%        1.30%
     2002   Monument.......................................   1,766          11.86    20,948         -0.06%       1.24%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

AIM VARIABLE INSURANCE FUNDS:
  Basic Value Fund
     2006   Total..........................................       9                   $ 111                       0.11%
            Monument Advisor...............................      --         $12.47       --          12.95%         --          N/A
            Monument.......................................      --          16.40       --          11.49%         --         1.30%
     2005   Total..........................................      11                     119                       0.00%
            Monument Advisor...............................      --          11.04       --           8.66%         --          N/A
            Inception May 4................................      --          10.16       --            N/A         N/A          N/A
            Monument.......................................      --          14.71       --           4.03%         --         1.30%
     2004   Monument.......................................      --          14.14       --           9.43%       0.00%        1.30%
     2003   Monument.......................................      --          12.92       --          29.22%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  CORE EQUITY FUND
     2006   Total..........................................       8          10.96       89                       1.60%
            Monument Advisor...............................      --                      --           9.16%         --          N/A
            Inception April 28.............................      --          10.04       --            N/A         N/A          N/A
            Monument.......................................      --          10.87       --           8.27%         --         1.30%
            Inception April 28.............................      --          10.04       --            N/A         N/A          N/A
  Financial Services Fund
     2006   Total..........................................       3                      45                       1.38%
            Monument Advisor...............................      --          13.24       --          16.45%         --          N/A
            Monument.......................................      --          13.43       --          14.98%         --         1.30%
     2005   Total..........................................      14                     159                       5.72%
            Monument Advisor...............................      --          11.37       --          11.04%         --          N/A
            Inception May 4................................      --          10.24       --            N/A         N/A          N/A
            Monument.......................................      --          11.68       --           4.47%         --         1.30%
     2004   Monument.......................................      --          11.18       --           7.31%       0.00%        1.30%
     2003   Monument.......................................      --          10.42        3          27.91%       0.25%        1.30%
     2002   Monument.......................................       2           8.15       15         -16.00%       0.52%        1.30%
  Global Health Care Fund
     2006   Total..........................................       3                      40                       0.00%
            Monument Advisor...............................      --          11.86       --           5.24%         --          N/A
            Monument.......................................      --          11.33       --           3.85%         --         1.30%
     2005   Total..........................................       1                      11                       0.00%
            Monument Advisor...............................      --          11.27       --          11.25%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
            Monument.......................................      --          10.91       --           6.75%         --         1.30%
     2004   Monument.......................................      --          10.22        3           6.18%       0.00%        1.30%
     2003   Monument.......................................      --           9.63        2          26.13%       0.00%        1.30%
     2002   Monument.......................................      --           7.63        2         -25.43%       0.00%        1.30%
  Global Real Estate Fund
     2006   Total..........................................      90                   1,710                       3.33%
            Monument Advisor...............................      --          16.71       --          42.58%         --          N/A
            Monument.......................................      --          31.15       --          40.76%         --         1.30%
     2005   Total..........................................      12                     230                       1.54%
            Monument Advisor...............................      --          11.72       --          16.15%         --          N/A
            Inception May 4................................      --          10.09       --            N/A         N/A          N/A
            Monument.......................................      --          22.13       --          12.79%         --         1.30%
     2004   Monument.......................................       5          19.62       92          34.79%       1.16%        1.30%
     2003   Monument.......................................       1          14.56        9          37.03%       1.87%        1.30%
     2002   Monument.......................................       1          10.62        6           5.00%       0.97%        1.30%
  High Yield Fund
     2006   Total..........................................     224                   2,587                      13.90%
            Monument Advisor...............................      --          11.57       --          10.72%         --          N/A
            Monument.......................................      --          11.94       --           9.24%         --         1.30%
     2005   Total..........................................     316                   3,302                      49.60%
            Monument Advisor...............................      --          10.45       --           4.19%         --          N/A
            Inception May 4................................      --          10.03       --            N/A         N/A          N/A
            Monument.......................................      --          10.93       --           1.39%         --         1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

AIM VARIABLE INSURANCE FUNDS: (continued)
  High Yield Fund (continued)

     2004   Monument.......................................      --         $10.78      $ 4           8.12%       3.07%        1.30%
            Inception May 1................................      --           9.97       --            N/A         N/A          N/A
Mid Cap Core Equity Fund
     2006   Total..........................................       5                      57                       2.75%
            Monument Advisor...............................      --          12.19       --          11.02%         --          N/A
            Monument.......................................      --          16.14       --           9.57%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.98       --           8.71%         --          N/A
            Inception May 4................................      --          10.10       --            N/A         N/A          N/A
            Monument.......................................      --          14.73       --           5.90%         --         1.30%
     2004   Monument.......................................      --          13.91       --          12.06%       0.00%        1.30%
     2003   Monument.......................................      --          12.41       --          24.65%       0.00%        1.30%
            Inception May 1................................      --           9.96       --            N/A         N/A          N/A
Technology Fund
     2006   Total..........................................      22                     284                       0.00%
            Monument Advisor...............................      --          12.82       --          10.52%         --          N/A
            Monument.......................................      --           6.19       --           8.98%         --         1.30%
     2005   Total..........................................      20                     230                       0.00%
            Monument Advisor...............................      --          11.60       --          14.17%         --          N/A
            Inception May 4................................      --          10.16       --            N/A         N/A          N/A
            Monument.......................................      --           5.68       --           0.89%         --         1.30%
     2004   Monument.......................................       6           5.63       31           3.33%       0.00%        1.30%
     2003   Monument.......................................      --           5.45        2          43.42%       0.00%        1.30%
     2002   Monument.......................................      --           3.80        1         -47.53%       0.00%        1.30%
THE ALGER AMERICAN FUND:
  Growth Portfolio
     2006   Total..........................................      30                     381                       0.12%
            Monument Advisor...............................      --          12.42       --           5.17%         --          N/A
            Monument.......................................      --          17.91       --           3.77%         --         1.30%
     2005   Total..........................................      25                     302                       0.11%
            Monument Advisor...............................      --          11.81       --          16.13%         --          N/A
            Inception May 4................................      --          10.17       --            N/A         N/A          N/A
            Monument.......................................      --          17.26       --          10.64%         --         1.30%
     2004   Monument.......................................       4          15.60       58           4.11%       0.00%        1.30%
     2003   Monument.......................................       5          14.98       71          33.42%       0.00%        1.30%
     2002   Monument.......................................       8          11.23       86         -33.86%       0.04%        1.30%
  Leveraged AllCap Portfolio
     2006   Total..........................................      15                     244                       0.00%
            Monument Advisor...............................      --          14.38       --          19.24%         --          N/A
            Monument.......................................      --          24.77       --          17.73%         --         1.30%
     2005   Total..........................................      16                     228                       0.00%
            Monument Advisor...............................      --          12.06       --          18.82%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          21.04       --          12.94%         --         1.30%
     2004   Monument.......................................       4          18.63       73           6.80%       0.00%        1.30%
     2003   Monument.......................................       5          17.44       94          32.99%       0.00%        1.30%
     2002   Monument.......................................       9          13.12      121         -34.77%       0.01%        1.30%
  MidCap Growth Portfolio
     2006   Total..........................................      23                     390                       0.00%
            Monument Advisor...............................      --          13.10       --          10.18%         --          N/A
            Monument.......................................      --          26.58       --           8.71%         --         1.30%
     2005   Total..........................................       6                     141                       0.00%
            Monument Advisor...............................      --          11.89       --          17.14%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          24.45       --           8.43%         --         1.30%
     2004   Monument.......................................       6          22.55      144          11.58%       0.00%        1.30%
     2003   Monument.......................................       9          20.21      177          45.89%       0.00%        1.30%
     2002   Monument.......................................       5          13.85       75         -30.45%       0.00%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================
THE ALGER AMERICAN FUND: (continued)
 Small Capitalization Portfolio
     2006   Total..........................................      50                    $769                       0.00%
            Monument Advisor...............................      --         $15.26       --          19.97%         --          N/A
            Monument.......................................      --          16.39       --          18.51%         --         1.30%
     2005   Total..........................................      13                     168                       0.00%
            Monument Advisor...............................      --          12.72       --          25.07%         --          N/A
            Inception May 4................................      --          10.17       --            N/A         N/A          N/A
            Monument.......................................      --          13.83       --          15.35%         --         1.30%
     2004   Monument.......................................       5          11.99       61          15.08%       0.00%        1.30%
     2003   Monument.......................................       8          10.42       82          40.51%       0.00%        1.30%
     2002   Monument.......................................       3           7.41       22         -27.18%       0.00%        1.30%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income Portfolio
     2006   Total..........................................       8                      93                       0.00%
            Monument Advisor...............................      --          11.15       --          11.95%         --          N/A
            Inception May 1................................      --           9.96       --            N/A         N/A          N/A
            Monument.......................................      --          13.62       --          15.72%         --         1.30%
     2005   Total..........................................      --                      --                       2.67%
            Monument.......................................      --          11.77       --           3.52%         --         1.30%
     2004   Monument.......................................      --          11.37        1          10.04%       0.89%        1.30%
     2003   Monument.......................................       1          10.33        1          30.79%       1.10%        1.30%
     2002   Monument.......................................      --           7.90        1         -23.06%       0.70%        1.30%
  Small-Mid Cap Value Portfolio
     2006   Total..........................................       1                       5                       0.00%
            Monument Advisor...............................      --          10.52       --           5.20%         --          N/A
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
     2006   Total..........................................      39                     456                       0.57%
            Monument Advisor...............................      --          11.68       --           9.67%         --          N/A
     2005   Total..........................................      --                      --                        N/A
            Monument Advisor...............................      --          10.65       --           5.76%         --          N/A
            Inception May 4................................      --          10.07       --            N/A         N/A          N/A
  Income & Growth Fund
     2006   Total..........................................      48                     607                       0.57%
            Monument Advisor...............................      --          12.62       --          17.18%         --          N/A
            Monument.......................................      --          13.62       --          15.62%         --         1.30%
     2005   Total..........................................      12                     128                       0.37%
            Monument Advisor...............................      --          10.77       --           6.53%         --          N/A
            Inception May 4................................      --          10.11       --            N/A         N/A          N/A
            Monument.......................................      --          11.78       --           3.24%         --         1.30%
     2004   Monument.......................................       1          11.41        7          11.53%       1.81%        1.30%
     2003   Monument.......................................       3          10.23       31          27.70%       1.25%        1.30%
     2002   Monument.......................................       2           8.01       15         -20.41%       1.15%        1.30%
  Inflation Protection Fund
     2006   Total..........................................       8                      87                       4.98%
            Monument Advisor...............................      --          10.23       --           1.49%         --          N/A
            Monument.......................................      --          10.61       --           0.19%         --         1.30%
     2005   Total..........................................       8                      82                       4.79%
            Monument Advisor...............................      --          10.08       --           0.70%         --          N/A
            Inception May 4................................      --          10.01       --            N/A         N/A          N/A
            Monument.......................................      --          10.59       --           0.28%         --         1.30%
     2004   Monument.......................................      --          10.56       --           5.18%       0.00%        1.30%
            Inception May 1................................      --          10.04       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
  International Fund
     2006   Total..........................................      48                   $ 694                       1.81%
            Monument Advisor...............................      --         $14.57       --          24.96%         --          N/A
            Monument.......................................      --          13.64       --          23.44%         --         1.30%
     2005   Total..........................................       1                       7                       1.29%
            Monument Advisor...............................      --          11.66       --          14.99%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          11.05       --          11.73%         --         1.30%
     2004   Monument.......................................       1           9.89        9          13.46%       0.92%        1.30%
     2003   Monument.......................................       3           8.72       29          22.90%       0.01%        1.30%
     2002   Monument.......................................       4           7.09       28         -21.40%       0.05%        1.30%
  Value Fund
     2006   Total..........................................      98                   1,266                       0.64%
            Monument Advisor...............................      --          12.80       --          18.63%         --          N/A
            Monument.......................................      --          17.82       --          17.16%         --         1.30%
     2005   Total..........................................      17                     195                       0.53%
            Monument Advisor...............................      --          10.79       --           6.41%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          15.21       --           3.68%         --         1.30%
     2004   Monument.......................................       5          14.67       66          12.82%       0.59%        1.30%
     2003   Monument.......................................       2          13.00       24          27.29%       0.92%        1.30%
     2002   Monument.......................................       6          10.21       56         -13.75%       1.15%        1.30%
CREDIT SUISSE TRUST FUNDS:
  Commodity Return Strategy
     2006   Total..........................................       2                      17                       2.90%
            Monument Advisor...............................      --           9.71       --          -4.24%         --          N/A
            Inception May 1................................      --          10.14       --            N/A         N/A          N/A
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
     2006   Total..........................................      96                   1,069                       9.21%
            Monument Advisor...............................      --          11.12       --           6.21%         --          N/A
     2005   Total..........................................       9                      96                      17.63%
            Monument Advisor...............................      --          10.47       --           3.97%         --          N/A
            Inception May 4................................      --          10.07       --            N/A         N/A          N/A
  Evolution VP All Cap Equity Fund
     2006   Total..........................................      46                     472                       0.02%
            Monument Advisor...............................      --          10.30       --           1.78%         --          N/A
            Inception November 14..........................      --          10.12       --            N/A         N/A          N/A
  Evolution VP Managed Bond Fund
            December 31, 2006
     2006   Total..........................................      24                     241                       0.28%
            Monument Advisor...............................      --           9.99       --          -0.20%         --          N/A
            Inception November 14..........................      --          10.01       --            N/A         N/A          N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index Portfolio
     2006   Total..........................................      66                     873                       0.38%
            Monument Advisor...............................      --          13.14       --          14.46%         --          N/A
     2005   Total..........................................       7                      80                       0.00%
            Monument Advisor...............................      --          11.48       --          12.88%         --          N/A
            Inception May 4................................      --          10.17       --            N/A         N/A          N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     2006   Total..........................................       1                       9                       0.12%
            Monument Advisor...............................      --          11.94       --           9.14%         --          N/A
            Monument.......................................      --           9.63       --           7.84%         --         1.30%
     2005   Total..........................................       2                      14                       0.00%
            Monument Advisor...............................      --          10.94       --           8.32%         --          N/A
            Inception May 4................................      --          10.10       --            N/A         N/A          N/A
            Monument.......................................      --           8.93       --           2.29%         --         1.30%
     2004   Monument.......................................       2           8.73       14           4.84%       0.34%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (continued)
     2003   Monument.......................................       2         $ 8.33     $ 16          24.38%       0.09%        1.30%
     2002   Monument.......................................       5           6.70       35         -29.86%       0.14%        1.30%
DREYFUS STOCK INDEX FUND
     2006   Total..........................................     319                   4,006                       1.95%
            Monument Advisor...............................      --          12.56       --          15.55%         --          N/A
            Monument.......................................      --          12.66       --          14.05%         --         1.30%
     2005   Total..........................................      28                     305                       1.57%
            Monument Advisor...............................      --          10.87       --           7.41%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          11.10       --           3.35%         --         1.30%
     2004   Monument.......................................      25          10.74      273           9.18%       1.80%        1.30%
     2003   Monument.......................................      30           9.84      295          26.71%       1.42%        1.30%
     2002   Monument.......................................      34           7.76      268         -23.37%       1.36%        1.30%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     2006   Total..........................................       2                      31                       3.06%
            Monument Advisor...............................      --          12.66       --          15.83%         --          N/A
            Monument.......................................      --          11.45       --          14.27%         --         1.30%
     2005   Total..........................................      --                       5                       0.00%
            Monument Advisor...............................      --          10.93       --           8.00%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          10.02       --           4.92%         --         1.30%
     2004   Monument.......................................       3           9.55       28           6.49%       1.38%        1.30%
     2003   Monument.......................................       3           8.97       27          21.93%       0.84%        1.30%
     2002   Monument.......................................       3           7.36       23         -23.62%       0.36%        1.30%
  International Value Portfolio
     2006   Total..........................................     167                   2,388                       0.86%
            Monument Advisor...............................      --          14.02       --          22.55%         --          N/A
            Monument.......................................      --          17.88       --          21.06%         --         1.30%
     2005   Total..........................................      28                     348                       0.00%
            Monument Advisor...............................      --          11.44       --          13.04%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          14.77       --          10.47%         --         1.30%
     2004   Monument.......................................      11          13.37      147          18.43%       1.44%        1.30%
     2003   Monument.......................................       5          11.29       60          34.60%       0.54%        1.30%
     2002   Monument.......................................       3           8.39       25         -13.36%       0.27%        1.30%
FEDERATED INSURANCE SERIES:
  Capital Income Fund II
     2006   Total..........................................      43                     540                       0.84%
            Monument Advisor...............................      --          12.44       --          15.61%         --          N/A
            Monument.......................................      --           9.74       --          14.19%         --         1.30%
     2005   Total..........................................      --                       3                       5.06%
            Monument Advisor...............................      --          10.76       --           6.85%         --          N/A
            Inception May 4................................      --          10.07       --            N/A         N/A          N/A
            Monument.......................................      --           8.53       --           4.92%         --         1.30%
     2004   Monument.......................................      --           8.13        3           8.51%       4.36%        1.30%
     2003   Monument.......................................       1           7.49        3          19.11%       6.50%        1.30%
     2002   Monument.......................................      --           6.29        2         -24.93%       6.53%        1.30%
  High Income Bond Fund II
     2006   Total..........................................     102                   1,199                      14.40%
            Monument Advisor...............................      --          11.72       --          10.88%         --          N/A
            Monument.......................................      --          12.98       --           9.35%         --         1.30%
     2005   Total..........................................      18                     189                       7.68%
            Monument Advisor...............................      --          10.57       --           5.59%         --          N/A
            Inception May 4................................      --          10.01       --            N/A         N/A          N/A
            Monument.......................................      --          11.87       --           1.37%         --         1.30%
     2004   Monument.......................................       3          11.71       35           9.02%       7.14%        1.30%
     2003   Monument.......................................       3          10.74       28          20.64%       7.58%        1.30%
     2002   Monument.......................................      13           8.90      111           0.06%      28.02%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================
FEDERATED INSURANCE SERIES: (continued)
  International Equity Fund II
     2006   Total..........................................       3                    $ 35                       0.26%
            Monument Advisor...............................      --         $13.65       --          18.90%         --          N/A
            Monument.......................................      --          18.52       --          17.36%         --         1.30%
     2005   Total..........................................      16                     180                       0.00%
            Monument Advisor...............................      --          11.48       --          13.21%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          15.78       --           7.64%         --         1.30%
     2004   Monument.......................................        1         14.66        8          12.60%       0.00%        1.30%
     2003   Monument.......................................      --          13.02        7          30.15%       0.00%        1.30%
     2002   Monument.......................................       1          10.00        6         -23.76%       0.00%        1.30%
  Kaufmann II Fund
     2006   Total..........................................      --                       3                       0.00%
            Monument Advisor...............................      --          10.54       --           6.04%         --          N/A
            Inception November 1...........................      --           9.94       --            N/A         N/A          N/A
  Market Opportunity Fund II
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.16       --           1.50%         --          N/A
            Inception November 1...........................      --          10.01       --            N/A         N/A          N/A
JANUS ASPEN SERIES: (INSTITUTIONAL)
  Growth and Income Portfolio
     2006   Total..........................................      40                     425                       1.75%
            Monument Advisor...............................      --          10.04       --           0.50%         --          N/A
            Inception May 1................................      --           9.99       --                        N/A
            Monument.......................................      --          16.04       --           6.65%         --         1.30%
     2005   Monument.......................................       4          15.04       65          10.91%       0.64%        1.30%
     2004   Monument.......................................       5          13.56       63          10.46%       0.66%        1.30%
     2003   Monument.......................................       5          12.28       59          20.03%       1.32%        1.30%
            Inception March 21.............................      --          10.23       --            N/A         N/A          N/A
  International Growth Portfolio
     2006   Total..........................................     283                   3,333                       1.92%
            Monument Advisor...............................      --          11.69       --          16.55%         --          N/A
            Inception May 1................................      --          10.03       --            N/A         N/A
            Monument.......................................      --          32.15       --          45.15%         --         1.30%
     2005   Monument.......................................       1          22.15       11          30.60%       2.79%        1.30%
     2004   Monument.......................................      --          16.96       --          17.38%       0.00%        1.30%
     2003   Monument.......................................      --          14.45       --          42.55%       3.83%        1.30%
            Inception March 21.............................      --          10.14       --            N/A         N/A          N/A
  Large Cap Growth Portfolio
     2006   Total..........................................      72                     761                       0.45%
            Monument Advisor...............................      --          10.49       --           5.32%         --          N/A
            Inception May 1................................      --           9.96       --            N/A         N/A          N/A
            Monument.......................................      --          11.34       --           9.88%         --         1.30%
     2005   Monument.......................................      17          10.32      174           2.99%       0.30%        1.30%
     2004   Monument.......................................      27          10.02      273           3.15%       0.13%        1.30%
     2003   Monument.......................................      35           9.71      345          30.03%       0.10%        1.30%
     2002   Monument.......................................      32           7.47      235         -27.46%       0.00%        1.30%
  Mid Cap Growth Portfolio
     2006   Total..........................................      45                     506                       0.00%
            Monument Advisor...............................      --          10.54       --           6.14%         --          N/A
            Inception May 1................................      --           9.93       --            N/A         N/A          N/A
            Monument.......................................      --          14.71       --          12.12%         --         1.30%
     2005   Monument.......................................       8          13.12      103          10.90%       0.00%        1.30%
     2004   Monument.......................................      22          11.83      265          19.17%       0.00%        1.30%
     2003   Monument.......................................      24           9.93      241          33.36%       0.00%        1.30%
     2002   Monument.......................................      50           7.44      373         -28.87%       0.00%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

JANUS ASPEN SERIES: (INSTITUTIONAL) (continued)
  Worldwide Growth Portfolio
     2006   Total..........................................      98                  $1,110                       1.72%
            Monument Advisor...............................      --         $11.18       --          12.14%         --          N/A
            Inception May 1................................      --           9.97       --            N/A         N/A          N/A
            Monument.......................................      --          12.34       --          16.64%         --         1.30%
     2005   Monument.......................................      19          10.58      205           4.55%       1.20%        1.30%
     2004   Monument.......................................      32          10.12      322           3.41%       1.00%        1.30%
     2003   Monument.......................................      37           9.79      367          22.39%       1.57%        1.30%
     2002   Monument.......................................     843           8.00    6,743         -26.47%       1.06%        1.30%
JANUS ASPEN SERIES: (SERVICE)
  INTECH Risk-Managed Growth Portfolio
     2006   Total..........................................       2                      24                       0.00%
            Monument Advisor...............................      --          10.58       --           6.33%         --          N/A
            Inception May 1................................      --           9.95       --            N/A         N/A          N/A
  INTECH Risk-Managed Core Potfolio
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.38       --           4.32%         --          N/A
            Inception May 1................................      --           9.95       --            N/A         N/A          N/A
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Portfolio
     2006   Total..........................................     247                   4,471                       0.48%
            Monument Advisor...............................      --          18.09       --          29.96%         --          N/A
            Monument.......................................      --          22.57       --          28.24%         --         1.30%
     2005   Total..........................................      25                     355                       0.30%
            Monument Advisor...............................      --          13.92       --          36.07%         --          N/A
            Inception May 4................................      --          10.23       --            N/A         N/A          N/A
            Monument.......................................      --          17.60       --          39.02%         --         1.30%
     2004   Monument.......................................      --          12.66       --          28.92%       0.00%        1.30%
            Inception May 1................................      --           9.82       --            N/A         N/A          N/A
  Equity Portfolio
     2006   Total..........................................      18                     228                       0.71%
            Monument Advisor...............................      --          12.57       --          17.48%         --          N/A
            Monument.......................................      --          13.42       --          15.99%         --         1.30%
     2005   Total..........................................       1                      15                       0.00%
            Monument Advisor...............................      --          10.70       --           5.73%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          11.57       --           2.03%         --         1.30%
     2004   Monument.......................................      --          11.34       --          10.36%       0.00%        1.30%
     2003   Monument.......................................      --          10.28       --          22.41%       0.00%        1.30%
     2002   Monument.......................................      --           8.39        3         -17.33%       0.07%        1.30%
  International Equity Portfolio
     2006   Total..........................................     141                   1,971                       1.19%
            Monument Advisor...............................      --          14.03       --          22.53%         --          N/A
            Monument.......................................      --          14.93       --          20.99%         --         1.30%
     2005   Total..........................................       4                      46                       0.00%
            Monument Advisor...............................      --          11.45       --          12.81%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          12.34       --           9.20%         --         1.30%
     2004   Monument.......................................      --          11.30       --          13.80%       0.00%        1.30%
            Inception May 1................................      --           9.93       --            N/A         N/A          N/A
Small Cap Portfolio
     2006   Total..........................................      70                     930                       0.00%
            Monument Advisor...............................      --          13.02       --          16.04%         --          N/A
            Monument.......................................      --          18.24       --          14.57%         --         1.30%
     2005   Total..........................................       2                      31                       0.00%
            Monument Advisor...............................      --          11.22       --          10.54%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          15.92       --           2.64%         --         1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

LAZARD RETIREMENT SERIES, INC.: (continued)
  Small Cap Portfolio (continued)
     2004   Monument.......................................       2         $15.51     $ 37          13.40%       0.00%        1.30%
     2003   Monument.......................................       2          13.68       31          35.45%       0.00%        1.30%
     2002   Monument.......................................      78          10.10      785         -18.74%       0.00%        1.30%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
  Aggressive Growth Fund
     2006   Total..........................................      23                     301                       0.00%
            Monument Advisor...............................      --          13.22       --          11.09%         --          N/A
     2005   Total..........................................       1                       6                       0.00%
            Monument Advisor...............................      --          11.90       --          16.90%         --          N/A
            Inception May 4................................      --          10.18       --            N/A         N/A          N/A
  All Cap Fund
     2006   Total..........................................       1                      12                       1.31%
            Monument Advisor...............................      --          13.05       --          18.10%         --          N/A
            Monument.......................................      --          12.82       --          16.65%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.05       --           8.87%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          10.99       --           2.61%       0.00%        1.30%
     2004   Monument.......................................      --          10.71       --           6.36%       0.00%        1.30%
            Inception May 1................................      --          10.07       --            N/A         N/A          N/A
  Global High Yield Bond Fund
     2006   Total..........................................      23                     269                       5.31%
            Monument Advisor...............................      --          11.76       --          10.63%         --          N/A
     2005   Total..........................................      48                     509                      18.31%
            Monument Advisor...............................      --          10.63       --           5.88%         --          N/A
            Inception May 4................................      --          10.04       --            N/A         N/A          N/A
  Large Cap Growth Fund
     2006   Total..........................................      19                     224                       0.00%
            Monument Advisor...............................      --          11.84       --           4.23%         --          N/A
            Monument.......................................      --          10.61       --           2.91%         --         1.30%
     2005   ...............................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.36       --          11.59%         --          N/A
            Inception May 4................................      --          10.18       --            N/A         N/A          N/A
            Monument.......................................      --          10.31       --           3.83%         --         1.30%
     2004   Monument.......................................      --           9.93       --           0.20%       0.00%        1.30%
            Inception May 1................................      --           9.91       --            N/A         N/A          N/A
  Strategic Bond Fund
     2006   Total..........................................      88                     946                       8.57%
            Monument Advisor...............................      --          10.75       --           4.98%         --          N/A
            Monument.......................................      --          11.14       --           3.72%         --         1.30%
     2005   Total..........................................      12                     124                       6.36%
            Monument Advisor...............................      --          10.24       --           2.20%         --          N/A
            Inception May 4................................      --          10.02       --            N/A         N/A          N/A
            Monument.......................................      --          10.74       --           1.13%         --         1.30%
     2004   Monument.......................................       5          10.62       52           6.20%      44.93%        1.30%
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
  Total Return Fund
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.99       --          12.58%         --          N/A
            Monument.......................................      --          12.01       --          11.10%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.65       --           5.55%         --          N/A
            Inception May 4................................      --          10.09       --            N/A         N/A          N/A
            Monument.......................................      --          10.81       --           1.98%         --         1.30%
     2004   Monument.......................................      --          10.60       --           5.79%       0.00%        1.30%
            Inception May 1................................      --          10.02       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

LEGG MASON PARTNERS INVESTMENT SERIES:

Government Portfolio

     2006   Total..........................................      --                    $ --                       0.00%
            Monument Advisor...............................      --         $10.52       --           4.06%         --          N/A
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.11       --           1.00%         --          N/A
            Inception May 4................................      --          10.01       --            N/A         N/A          N/A
LORD ABBETT SERIES FUND, INC.:
  America's Value Portfolio
     2006   Total..........................................       5                      66                       4.77%
            Monument Advisor...............................      --          12.27       --          14.57%         --          N/A
            Monument.......................................      --          16.28       --          13.06%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.71       --           6.04%         --          N/A
            Inception May 4................................      --          10.10       --            N/A         N/A          N/A
            Monument.......................................      --          14.40       --           2.49%         --         1.30%
     2004   Monument.......................................      --          14.05       --          14.94%       0.00%        1.30%
     2003   Monument.......................................      --          12.22       --          22.24%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Growth and Income Portfolio
     2006   Total..........................................      50                     703                       2.40%
            Monument Advisor...............................      --          12.63       --          17.27%         --          N/A
            Monument.......................................      --          21.60       --          15.82%         --         1.30%
     2005   Total..........................................       8                     150                       0.94%
            Monument Advisor...............................      --          10.77       --           6.42%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          18.65       --           1.91%         --         1.30%
     2004   Monument.......................................      10          18.30      187          11.17%       0.85%        1.30%
     2003   Monument.......................................      10          16.46      160          29.32%       0.86%        1.30%
     2002   Monument.......................................       9          12.73      111         -19.09%       0.44%        1.30%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Fasciano Portfolio
     2006   Total..........................................      15                     174                       0.00%
            Monument Advisor...............................      --          11.82       --           5.25%         --          N/A
            Monument.......................................      --          14.62       --           3.84%         --         1.30%
     2005   Total..........................................       3                      32                       0.00%
            Monument Advisor...............................      --          11.23       --          10.97%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --          14.08       --           1.59%         --         1.30%
     2004   Monument.......................................      --          13.86       --          10.44%       0.00%        1.30%
     2003   Monument.......................................      --          12.55       --          24.99%       0.00%        1.30%
            Inception May 1................................      --          10.04       --            N/A         N/A          N/A
  High Income Bond Portfolio
     2006   Total..........................................      16                     178                      12.32%
            Monument Advisor...............................      --          11.21       --           7.48%         --          N/A
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.43       --           3.99%         --          N/A
            Inception May 4................................      --          10.03       --            N/A         N/A          N/A
  Limited Maturity Bond Portfolio
     2006   Total..........................................     161                   1,700                       5.85%
            Monument Advisor...............................      --          10.55       --           4.25%         --          N/A
            Monument.......................................      --          12.41       --           2.82%         --         1.30%
     2005   Total..........................................       8                      78                       1.04%
            Monument Advisor...............................      --          10.12       --           1.10%         --          N/A
            Inception May 4................................      --          10.01       --         N/A             --          N/A
            Monument.......................................      --          12.07       --           0.17%         --         1.30%
     2004   Monument.......................................       2          12.05       26          -0.51%       3.55%        1.30%
     2003   Monument.......................................       2          12.11       28           1.10%       1.91%        1.30%
     2002   Monument.......................................     150          11.98    1,795           3.98%       3.51%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)

------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Portfolio
     2006   Total..........................................      15                   $ 213                       0.00%
            Monument Advisor...............................      --         $13.94       --          14.64%         --          N/A
            Monument.......................................      --          11.09       --          13.28%         --         1.30%
     2005   Total..........................................       1                       7                       0.00%
            Monument Advisor...............................      --          12.16       --          20.04%         --          N/A
            Inception May 4................................      --          10.13       --            N/A          --          N/A
            Monument.......................................      --           9.79       --          12.27%         --         1.30%
     2004   Monument.......................................      --           8.72       --          14.79%       0.00%        1.30%
     2003   Monument.......................................      --           7.60       --          26.42%       0.00%        1.30%
     2002   Monument.......................................       3           6.01       20         -30.25%       0.00%        1.30%
  Partners Portfolio
     2006   Total..........................................     119                   1,619                       1.06%
            Monument Advisor...............................      --          13.52       --          12.20%         --          N/A
            Monument.......................................      --          14.20       --          10.85%         --         1.30%
     2005   Total..........................................      18                     212                       1.88%
            Monument Advisor...............................      --          12.05       --          18.84%         --          N/A
            Inception May 4................................      --          10.14       --            N/A          --          N/A
            Monument.......................................      --          12.81       --          16.45%         --         1.30%
     2004   Monument.......................................       1          11.00       16          17.48%       0.00%        1.30%
     2003   Monument.......................................       1           9.36        7          33.35%       0.00%        1.30%
     2002   Monument.......................................       1           7.02        7         -25.12%       0.05%        1.30%
  Regency Portfolio
     2006   Total..........................................      31                     399                       0.72%
            Monument Advisor...............................      --          12.99       --          11.22%         --          N/A
            Monument.......................................      --          19.11       --           9.76%         --         1.30%
     2005   Total..........................................      12                     137                       0.14%
            Monument Advisor...............................      --          11.68       --          14.96%         --          N/A
            Inception May 4................................      --          10.16       --            N/A          --          N/A
            Monument.......................................      --          17.41       --          10.54%         --         1.30%
     2004   Monument.......................................       1          15.75       10          20.77%       0.08%        1.30%
     2003   Monument.......................................      --          13.04       --          30.28%       0.00%        1.30%
            Inception May 1................................      --          10.01       --            N/A         N/A          N/A
  Socially Responsive Portfolio
     2006   Total..........................................       7                      91                       0.19%
            Monument Advisor...............................      --          12.77       --          13.71%         --          N/A
            Monument.......................................      --          13.38       --          12.25%         --         1.30%
     2005   Total..........................................       3                      40                       0.00%
            Monument Advisor...............................      --          11.23       --          10.75%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          11.92       --           5.49%         --         1.30%
     2004   Monument.......................................      --          11.30       --          12.89%       0.00%        1.30%
            Inception May 1................................      --          10.01       --            N/A         N/A          N/A
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
     2006   Total..........................................      25                     258                       5.88%
            Monument Advisor...............................      --          10.48       --           5.12%         --          N/A
            Inception May 1................................      --           9.97       --            N/A         N/A          N/A
  CommodityRealReturn Strategy Portfolio
     2006   Total..........................................     123                   1,182                       6.14%
            Monument Advisor...............................      --           9.61       --          -4.95%         --          N/A
            Inception May 1................................      --          10.11       --            N/A         N/A          N/A
  Emerging Markets Portfolio
     2006   Total..........................................     214                   2,322                       3.59%
            Monument Advisor...............................      --          10.83       --           8.52%         --          N/A
            Inception May 1................................      --           9.98       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

PIMCO VARIABLE INSURANCE TRUST: (continued)
  Foreign Bond US Dollar-Hedged Portfolio
     2006   Total..........................................      23                   $ 243                       2.36%
            Monument Advisor...............................      --         $10.33       --           3.20%         --          N/A
            Inception May 1................................      --          10.01       --            N/A         N/A          N/A
  Global Bond Unhedged Portfolio
     2006   Total..........................................      27                     282                       2.31%
            Monument Advisor...............................      --          10.26       --           2.60%         --          N/A
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
  High Yield Portfolio
     2006   Total..........................................     450                   4,786                       4.51%
            Monument Advisor...............................      --          10.63       --           6.41%         --          N/A
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Long Term US Government Portfolio
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --           9.94       --          -1.09%         --          N/A
            Inception November 1...........................      --          10.05       --            N/A         N/A          N/A
  Low Duration Portfolio
     2006   Total..........................................       8                      80                       0.82%
            Monument Advisor...............................      --          10.05       --           0.40%         --          N/A
            Inception November 1...........................      --          10.01       --            N/A         N/A          N/A
  Money Market Portfolio
     2006   Total..........................................   1,275                  13,615                       4.81%
            Monument Advisor...............................      --          10.68       --           4.60%         --          N/A
            Monument.......................................      --          10.46       --           3.26%         --         1.30%
     2005   Total..........................................      88                     898                       2.14%
            Monument Advisor...............................      --          10.21       --           2.10%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --          10.13       --           1.50%         --         1.30%
     2004   Monument.......................................      --           9.98       --          -0.20%       0.00%        1.30%
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
  Real Return Portfolio
     2006   Total..........................................     172                   1,774                       4.41%
            Monument Advisor...............................      --          10.15       --           0.69%         --          N/A
            Monument.......................................      --          11.33       --          -0.61%         --         1.30%
     2005   Total..........................................      19                     200                       2.59%
            Monument Advisor...............................      --          10.08       --           0.80%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --          11.40       --           0.80%         --         1.30%
     2004   Monument.......................................       3          11.31       34           7.48%       0.96%        1.30%
     2003   Monument.......................................      --          10.52       --           4.86%       0.69%        1.30%
            Inception May 1................................      --          10.03       --            N/A         N/A          N/A
  RealEstateRealReturn Strategy Portfolio
     2006   Total..........................................      15                     179                       8.33%
            Monument Advisor...............................      --          11.96       --          21.79%         --          N/A
            Inception May 1................................      --           9.82       --            N/A         N/A          N/A
  Short-Term Portfolio
     2006   Total..........................................     155                   1,644                       4.44%
            Monument Advisor...............................      --          10.61       --           4.22%         --          N/A
            Monument.......................................      --          10.43       --           2.86%         --         1.30%
     2005   Total..........................................       9                      96                       2.38%
            Monument Advisor...............................      --          10.18       --           1.80%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --          10.14       --           1.20%         --         1.30%
     2004   Monument.......................................       2          10.02       16           0.20%       1.39%        1.30%
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
  Stockplus Total Return Portfolio
     2006   Total..........................................      19                     209                       1.32%
            Monument Advisor...............................      --          11.04       --          11.52%         --          N/A
            Inception May 1................................      --           9.90       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Total Return Portfolio
     2006   Total..........................................     566                  $5,969                       4.55%
            Monument Advisor...............................      --         $10.52       --           3.85%         --          N/A
            Monument.......................................      --          10.86       --           2.55%         --         1.30%
     2005   Total..........................................      49                     500                       2.81%
            Monument Advisor...............................      --          10.13       --           1.10%         --          N/A
            Inception May 4................................      --          10.02       --            N/A         N/A          N/A
            Monument.......................................      --          10.59       --           1.05%         --         1.30%
     2004   Monument.......................................       3          10.48       27           3.57%       1.87%        1.30%
     2003   Monument.......................................      --          10.12       --           1.08%       2.69%        1.30%
            Inception May 1................................      --          10.01       --            N/A         N/A          N/A
PIONEER VARIABLE CONTRACTS TRUST:
  Core Bond Portfolio
     2006   Total..........................................       9                      95                       4.30%
            Monument Advisor...............................      --          10.41       --           3.69%         --          N/A
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.04       --           0.40%         --          N/A
            Inception July 15..............................      --          10.00       --            N/A         N/A          N/A
  Cullen Value Portfolio
     2006   Total..........................................      --                      --                         --
            Monument Advisor...............................      --          10.35       --           4.12%         --          N/A
            Inception November 1...........................      --           9.94       --            N/A         N/A          N/A
  Emerging Markets Portfolio
     2006   Total..........................................      38                     420                         --
            Monument Advisor...............................      --          11.17       --          11.25%         --          N/A
            Inception November 1...........................      --          10.04       --            N/A         N/A          N/A
  Equity Income Portfolio
     2006   Total..........................................     177                   2,287                       3.44%
            Monument Advisor...............................      --          12.93       --          22.10%         --          N/A
            Monument.......................................      --          13.18       --          20.59%         --         1.30%
     2005   Total..........................................       3                      35                       2.15%
            Monument Advisor...............................      --          10.59       --           4.96%         --          N/A
            Inception May 4................................      --          10.09       --            N/A         N/A          N/A
            Monument.......................................      --          10.93       --           4.10%         --         1.30%
     2004   Monument.......................................      --          10.50        2          14.56%       1.30%        1.30%
     2003   Monument.......................................       2           9.17       14          20.69%       1.67%        1.30%
     2002   Monument.......................................       2           7.59       13         -17.13%       2.29%        1.30%
  Fund Portfolio
     2006   Total..........................................      42                     530                       1.47%
            Monument Advisor...............................      --          12.74       --          16.35%         --          N/A
            Monument.......................................      --          11.21       --          14.86%         --         1.30%
     2005   Total..........................................       5                      55                       1.09%
            Monument Advisor...............................      --          10.95       --           8.20%         --          N/A
            Inception May 4................................      --          10.12       --            N/A         N/A          N/A
            Monument.......................................      --           9.76       --           4.61%         --         1.30%
     2004   Monument.......................................       2           9.33       20           9.48%       1.03%        1.30%
     2003   Monument.......................................       1           8.52       10          21.84%       1.20%        1.30%
     2002   Monument.......................................       1           7.00        8         -20.30%       0.61%        1.30%
  GLOBAL HIGH YIELD PORTFOLIO
     2006   Total..........................................       9                      89                       1.02%
            Monument Advisor...............................      --          10.27       --           2.60%         --          N/A
            Inception November 1...........................      --          10.01       --            N/A         N/A          N/A
  High Yield Portfolio
     2006   Total..........................................      80                     912                       5.41%
            Monument Advisor...............................      --          11.42       --           8.25%         --          N/A
     2005   Total..........................................      67                     711                       3.20%
            Monument Advisor...............................      --          10.55       --           5.18%         --          N/A
            Inception May 4................................      --          10.03       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

PIONEER VARIABLE CONTRACTS TRUST: (continued)
  International Value Portfolio
     2006   Total..........................................      69                   $ 732                         --
            Monument Advisor...............................      --         $10.56       --           5.49%         --          N/A
            Inception November 1...........................      --          10.01       --            N/A         N/A          N/A
            Monument.......................................      --          10.05       --           0.70%         --         1.30%
            Inception December 15..........................                   9.98       --            N/A         N/A          N/A
  Mid Cap Value Portfolio
     2006   Total..........................................      31                     385                       0.00%
            Monument Advisor...............................      --          12.33       --          12.30%         --          N/A
     2005   Total..........................................       1                      15                       0.00%
            Monument Advisor...............................      --          10.98       --           8.39%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
  Money Market Portfolio
     2006   Total..........................................      --                      --                       4.00%
            Monument Advisor...............................      --          10.65       --           4.51%         --          N/A
     2005   Total..........................................       7                      69                       2.07%
            Monument Advisor...............................      --          10.19       --           1.90%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
  Small Cap Value Portfolio
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.31       --           4.78%         --          N/A
            Inception November 1...........................      --           9.84       --            N/A         N/A          N/A
  Strategic Income Portfolio
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.12       --           1.00%         --          N/A
            Inception November 1...........................      --          10.02       --            N/A         N/A          N/A
ROYCE CAPITAL FUNDS:
  Micro-Cap Fund
     2006   Total..........................................      90                   1,374                       0.29%
            Monument Advisor...............................      --          14.86       --          21.11%         --          N/A
            Monument.......................................      --          21.85       --          19.53%         --         1.30%
     2005   Total..........................................       8                     120                       0.82%
            Monument Advisor...............................      --          12.27       --          21.13%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
            Monument.......................................      --          18.28       --          10.19%         --         1.30%
     2004   Monument.......................................       3          16.59       42          12.34%       0.00%        1.30%
     2003   Monument.......................................       1          14.77       21          46.91%       0.00%        1.30%
            Inception May 1................................      --          10.05       --            N/A         N/A          N/A
  Small-Cap Fund
     2006   Total..........................................      92                   1,249                       0.09%
            Monument Advisor...............................      --          13.02       --          15.53%         --          N/A
            Monument.......................................      --          21.02       --          14.12%         --         1.30%
     2005   Total..........................................      28                     347                       0.00%
            Monument Advisor...............................      --          11.27       --          11.14%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          18.42       --           7.16%         --         1.30%
     2004   Monument.......................................       6          17.19      104          23.33%       0.00%        1.30%
     2003   Monument.......................................       1          13.94       21          39.64%       0.00%        1.30%
            Inception May 1................................      --           9.98       --            N/A         N/A          N/A
RYDEX VARIABLE TRUST:
  CLS AdvisorOne Amerigo Fund
     2006   Total..........................................     164                   2,084                       0.11%
            Monument Advisor...............................      --          12.73       --          12.36%         --          N/A
     2005   Total..........................................      61                     697                       0.00%
            Monument Advisor...............................      --          11.33       --          11.74%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  CLS AdvisorOne Clermont Fund
     2006   Total..........................................      51                    $584                       3.24%
            Monument Advisor...............................      --         $11.49       --           8.40%         --          N/A
     2005   Total..........................................      13                     135                       0.00%
            Monument Advisor...............................      --          10.60       --           5.37%         --          N/A
            Inception May 4................................      --          10.06       --            N/A         N/A          N/A
  Absolute Return Strategies Fund
     2006   Total..........................................      33                     347                       1.78%
            Monument Advisor...............................      --          10.43       --           4.30%         --          N/A
            Inception February 3...........................      --          10.00       --            N/A         N/A          N/A
  Banking Fund
     2006   Total..........................................      18                     211                       2.40%
            Monument Advisor...............................      --          11.87       --          11.25%         --          N/A
            Monument.......................................      --          12.21       --           9.80%         --         1.30%
     2005   Total..........................................       1                      10                       0.00%
            Monument Advisor...............................      --          10.67       --           4.61%         --          N/A
            Inception May 4................................      --          10.20       --            N/A         N/A          N/A
            Monument.......................................      --          11.12       --          -3.97%         --         1.30%
     2004   Monument.......................................      --          11.58       --          14.65%       0.07%        1.30%
            Inception May 1................................      --          10.10       --            N/A         N/A          N/A
  Basic Materials Fund
     2006   Total..........................................      11                     155                       1.34%
            Monument Advisor...............................      --          13.70       --          22.32%         --          N/A
            Monument.......................................      --          15.34       --          20.69%         --         1.30%
     2005   Total..........................................       5                      55                       3.00%
            Monument Advisor...............................      --          11.20       --           9.91%         --          N/A
            Inception May 4................................      --          10.19       --            N/A         N/A          N/A
            Monument.......................................      --          12.71       --           2.67%         --         1.30%
     2004   Monument.......................................      --          12.38       --          24.17%       0.00%        1.30%
            Inception May 1................................      --           9.97       --            N/A         N/A          N/A
  Biotechnology Fund
     2006   Total..........................................       3                      34                       0.00%
            Monument Advisor...............................      --          11.85       --          -3.27%         --          N/A
            Monument.......................................      --           9.65       --          -4.55%         --         1.30%
     2005   Total..........................................       4                      52                       0.00%
            Monument Advisor...............................      --          12.25       --          21.17%         --          N/A
            Inception May 4................................      --          10.11       --            N/A         N/A          N/A
            Monument.......................................      --          10.11       --           9.18%         --         1.30%
     2004   Monument.......................................      --           9.26       --          -5.51%       0.00%        1.30%
            Inception May 1................................      --           9.80       --            N/A         N/A          N/A
  Commodities fund
     2006   Total..........................................       9                      67                       0.00%
            Monument Advisor...............................      --           7.93       --         -17.91%         --          N/A
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --           9.66       --          -3.88%         --          N/A
            Inception October 21...........................      --          10.05       --            N/A         N/A          N/A
  Consumer Products Fund
     2006   Total..........................................      26                     306                       1.40%
            Monument Advisor...............................      --          11.90       --          17.36%         --          N/A
            Monument.......................................      --          11.86       --          15.93%         --         1.30%
     2005   Total..........................................      --                      --                       8.63%
            Monument Advisor...............................      --          10.14       --           0.70%         --          N/A
            Inception May 4................................      --          10.07       --            N/A         N/A          N/A
            Monument.......................................      --          10.23       --          -1.73%         --         1.30%
     2004   Monument.......................................      --          10.41       --           3.07%       0.00%        1.30%
            Inception May 1................................      --          10.10       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Dynamic Dow Fund
     2006   Total..........................................      25                   $ 356                       0.81%
            Monument Advisor...............................      --         $14.04       --          30.48%         --          N/A
            Monument.......................................      --          13.51       --          28.91%         --         1.30%
     2005   Total..........................................       2                      19                       0.55%
            Monument Advisor...............................      --          10.76       --           4.98%         --          N/A
            Inception May 4................................      --          10.25       --            N/A         N/A          N/A
            Monument.......................................      --          10.48       --          -5.07%         --         1.30%
     2004   Monument.......................................      --          11.04       --          11.29%       0.00%        1.30%
            Inception July 15..............................      --           9.92                    N/A         N/A          N/A
  Dynamic OTC Fund
     2006   Total..........................................      88                   1,179                       0.06%
            Monument Advisor...............................      --          13.39       --           4.86%         --          N/A
            Monument.......................................      --          12.01       --           3.53%         --         1.30%
     2005   Total..........................................      48                     613                       0.00%
            Monument Advisor...............................      --          12.77       --          23.50%         --          N/A
            Inception May 4................................      --          10.34       --            N/A         N/A          N/A
            Monument.......................................      --          11.60       --          -4.29%         --         1.30%
     2004   Monument.......................................      59          12.12      716          24.05%      27.50%        1.30%
            Inception May 1................................      --           9.77       --            N/A         N/A          N/A
  Dynamic Russell 2000 Fund
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.40       --           8.11%         --          N/A
            Inception November 1...........................      --           9.62       --            N/A         N/A          N/A
  Dynamic S&P 500 Fund
     2006   Total..........................................      71                     992                       2.78%
            Monument Advisor...............................      --          14.03       --          23.61%         --          N/A
            Monument.......................................      --          14.41       --          22.12%         --         1.30%
     2005   Total..........................................       8                      87                       0.00%
            Monument Advisor...............................      --          11.35       --          10.84%         --          N/A
            Inception May 4................................      --          10.24       --            N/A         N/A          N/A
            Monument.......................................      --          11.80       --           1.99%         --         1.30%
     2004   Monument.......................................      51          11.57      594          15.12%       0.00%        1.30%
            Inception May 1................................      --          10.05       --            N/A         N/A          N/A
  Dynamic Strengthening Dollar Fund
     2006   Total..........................................      --                      --                       1.03%
            Monument Advisor...............................      --           9.28       --         -10.60%         --          N/A
     2005   Total..........................................      --                      --                       1.07%
            Monument Advisor...............................      --          10.38       --           2.57%         --          N/A
            Inception October 21...........................      --          10.12       --            N/A         N/A          N/A
  Dynamic Weakening Dollar Fund
     2006   Total..........................................      24                     274                      14.87%
            Monument Advisor...............................      --          11.30       --          16.62%         --          N/A
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --           9.69       --          -1.92%         --          N/A
            Inception October 21...........................      --           9.88       --            N/A         N/A          N/A
  Electronics Fund
     2006   Total..........................................      --                       6                       0.00%
            Monument Advisor...............................      --          12.48       --           2.46%         --          N/A
            Monument.......................................      --           9.44       --           1.18%         --         1.30%
     2005   Total..........................................       5                      50                       0.00%
            Monument Advisor...............................      --          12.18       --          19.18%         --          N/A
            Inception May 4................................      --          10.22       --            N/A         N/A          N/A
            Monument.......................................      --           9.33       --           2.53%         --         1.30%
     2004   Monument.......................................      --           9.10       --          -6.57%       0.00%        1.30%
            Inception May 1................................      --           9.74       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Energy Fund
     2006   Total..........................................      41                    $593                       0.00%
            Monument Advisor...............................      --         $14.34       --          11.94%         --          N/A
            Monument.......................................      --          18.29       --          10.51%         --         1.30%
     2005   Total..........................................       1                      11                       0.02%
            Monument Advisor...............................      --          12.81       --          26.46%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
            Monument.......................................      --          16.55       --          36.78%         --         1.30%
     2004   Monument.......................................      --          12.10       --          18.40%       0.00%        1.30%
            Inception May 1................................      --          10.22       --            N/A         N/A          N/A
  Energy Services Fund
     2006   Total..........................................      18                     278                       0.00%
            Monument Advisor...............................      --          15.80       --          10.96%         --          N/A
            Monument.......................................      --          19.39       --           9.55%         --         1.30%
     2005   Total..........................................      23                     331                         --
            Monument Advisor...............................      --          14.24       --          39.74%         --          N/A
            Inception May 4................................      --          10.19       --            N/A         N/A          N/A
            Monument.......................................      --          17.70       --          46.40%         --         1.30%
     2004   Monument.......................................      --          12.09       --          18.88%       0.00%        1.30%
            Inception May 1................................      --          10.17       --            N/A         N/A          N/A
  Essential Portfolio Aggressive Fund
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.30       --           3.94%         --          N/A
            Inception November 1...........................      --           9.91       --            N/A         N/A          N/A
  Essential Portfolio Conservative Fund
     2006   Total..........................................      15                     148                       1.41%
            Monument Advisor...............................      --          10.14       --           1.60%         --          N/A
            Inception November 1...........................      --           9.98       --            N/A         N/A          N/A
  Essential Portfolio Moderate Fund
     2006   Total..........................................       4                      40                      11.21%
            Monument Advisor...............................      --          10.29       --           3.42%         --          N/A
            Inception November 1...........................      --           9.95       --            N/A         N/A          N/A
  Europe Advantage Fund
     2006   Total..........................................      29                     412                       2.92%
            Monument Advisor...............................      --          14.21       --          29.54%         --          N/A
            Monument.......................................      --          16.17       --          27.83%         --         1.30%
     2005   Total..........................................       2                      18                       0.29%
            Monument Advisor...............................      --          10.97       --           7.65%         --          N/A
            Inception May 4................................      --          10.19       --            N/A         N/A          N/A
            Monument.......................................      --          12.65       --           4.98%         --         1.30%
     2004   Monument.......................................       1          12.05       13          19.19%      73.77%        1.30%
            Inception May 1................................      --          10.11       --            N/A         N/A          N/A
  Financial Services Fund
     2006   Total..........................................       7                      96                       4.66%
            Monument Advisor...............................      --          13.14       --          16.70%         --          N/A
            Monument.......................................      --          13.50       --          15.29%         --         1.30%
     2005   Total..........................................      --                      --                       7.17%
            Monument Advisor...............................      --          11.26       --          10.50%         --          N/A
            Inception May 4................................      --          10.19       --            N/A         N/A          N/A
            Monument.......................................      --          11.71       --           2.00%         --         1.30%
     2004   Monument.......................................      --          11.48       --          14.23%       0.00%        1.30%
            Inception May 1................................      --          10.05       --            N/A         N/A          N/A
  Government Long Bond Advantage Fund
     2006   Total..........................................      14                     135                       5.09%
            Monument Advisor...............................      --           9.73       --          -3.18%         --          N/A
            Monument.......................................      --          10.53       --          -4.36%         --         1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Government Long Bond Advantage Fund (continued)
     2005   Total..........................................      17                    $172                       2.78%
            Monument Advisor...............................      --         $10.05       --           2.34%         --          N/A
            Inception May 4................................      --           9.82       --            N/A         N/A          N/A
            Monument.......................................      --          11.01       --           6.38%         --         1.30%
     2004   Monument.......................................      --          10.35       --           6.99%       0.00%        1.30%
     2003   Monument.......................................      --           9.67       --          -3.12%       2.13%        1.30%
            Inception May 1................................      --           9.98       --            N/A         N/A          N/A
  Health Care Fund
     2006   Total..........................................      14                     158                       0.00%
            Monument Advisor...............................      --          11.47       --           5.13%         --          N/A
            Monument.......................................      --          11.41       --           3.82%         --         1.30%
     2005   Total..........................................       2                      25                       0.00%
            Monument Advisor...............................      --          10.91       --           8.13%         --          N/A
            Inception May 4................................      --          10.09       --            N/A         N/A          N/A
            Monument.......................................      --          10.99       --           9.14%         --         1.30%
     2004   Monument.......................................      --          10.07       --           0.00%       0.00%        1.30%
            Inception May 1................................      --          10.07       --            N/A         N/A          N/A
  Hedged Equity Fund
     2006   Total..........................................      31                     324                       1.93%
            Monument Advisor...............................      --          10.41       --           4.10%         --          N/A
            Inception February 3...........................      --          10.00       --            N/A         N/A          N/A
  Internet Fund
     2006   Total..........................................       3                      45                       0.00%
            Monument Advisor...............................      --          13.22       --           9.71%         --          N/A
            Monument.......................................      --          11.80       --           8.26%         --         1.30%
     2005   Total..........................................       1                      17                       0.00%
            Monument Advisor...............................      --          12.05       --          16.76%         --          N/A
            Inception May 4................................      --          10.32       --            N/A         N/A          N/A
            Monument.......................................      --          10.90       --          -2.68%         --         1.30%
     2004   Monument.......................................      --          11.20       --          14.40%       0.00%        1.30%
            Inception May 1................................      --           9.79       --            N/A         N/A          N/A
  Inverse Dynamic Dow Fund
     2006   Total..........................................      16                     116                       2.62%
            Monument Advisor...............................      --           7.24       --         -21.73%         --          N/A
            Monument.......................................      --           6.75       --         -22.77%         --         1.30%
     2005   Total..........................................      --                      --                       4.39%
            Monument Advisor...............................      --           9.25       --          -5.23%         --          N/A
            Inception May 4................................      --           9.76       --            N/A         N/A          N/A
            Monument.......................................      --           8.74       --           0.34%         --         1.30%
     2004   Monument.......................................      --           8.71       --         -13.59%       0.00%        1.30%
            Inception July 15..............................      --          10.08                     N/A         N/A          N/A
  Inverse Government Long Bond Fund
     2006   Total..........................................      15                     165                       0.68%
            Monument Advisor...............................      --          10.83       --           8.08%         --          N/A
            Monument.......................................      --           8.66       --           6.65%         --         1.30%
     2005   Total..........................................      33                     325                       0.00%
            Monument Advisor...............................      --          10.02       --          -1.28%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --           8.12       --          -6.45%         --         1.30%
     2004   Monument.......................................       6           8.68       48         -11.81%       0.00%        1.30%
     2003   Monument.......................................       3           9.84       26          -1.58%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Inverse Mid-Cap Fund
     2006   Total..........................................       5                      44                      14.68%
            Monument Advisor...............................      --           8.46       --          -3.86%         --          N/A
            Monument.......................................      --           7.53       --          -5.04%         --         1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================
RYDEX VARIABLE TRUST: (continued)
  Inverse Mid-Cap Fund (continued)

     2005   Total..........................................      --                    $ --                       5.13%
            Monument Advisor...............................      --          $8.80       --         -10.84%         --          N/A
            Inception May 4................................      --           9.87       --            N/A         N/A          N/A
            Monument.......................................      --           7.93       --          -9.37%         --         1.30%
     2004   Monument.......................................      --           8.75       --         -11.97%       0.00%        1.30%
            Inception July 15..............................      --           9.94                     N/A         N/A          N/A
  Inverse OTC Fund
     2006   Total..........................................      37                     327                       4.88%
            Monument Advisor...............................      --           8.77       --          -1.46%         --          N/A
            Monument.......................................      --           8.41       --          -2.66%         --         1.30%
     2005   Total..........................................      25                     224                       0.00%
            Monument Advisor...............................      --           8.90       --          -9.46%         --          N/A
            Inception May 4................................      --           9.83       --            N/A         N/A          N/A
            Monument.......................................      --           8.64       --           0.00%         --         1.30%
     2004   Monument.......................................      --           8.64       --         -14.54%       0.00%        1.30%
            Inception May 1................................      --          10.11       --            N/A         N/A          N/A
  Inverse Russell 2000 Fund
     2006   Total..........................................      25                     194                       6.10%
            Monument Advisor...............................      --           7.69       --         -11.91%         --          N/A
            Monument.......................................      --           7.04       --         -13.09%         --         1.30%
     2005   Total..........................................      14                     122                       0.41%
            Monument Advisor...............................      --           8.73       --         -11.10%         --          N/A
            Inception May 4................................      --           9.82       --            N/A         N/A          N/A
            Monument.......................................      --           8.10       --          -4.26%         --         1.30%
     2004   Monument.......................................      --           8.46       --         -15.06%       0.00%        1.30%
            Inception July 15..............................      --           9.96                     N/A         N/A          N/A
  Inverse S&P 500 Fund
     2006   Total..........................................       3                      22                      10.22%
            Monument Advisor...............................      --           8.77       --          -7.49%         --          N/A
            Monument.......................................      --           6.36       --          -8.75%         --         1.30%
     2005   Total..........................................      11                     100                       0.00%
            Monument Advisor...............................      --           9.48       --          -4.15%         --          N/A
            Inception May 4................................      --           9.89       --            N/A         N/A          N/A
            Monument.......................................      --           6.97       --          -1.97%         --         1.30%
     2004   Monument.......................................      --           7.11       --         -11.40%       0.00%        1.30%
     2003   Monument.......................................       3           8.02       25         -19.64%       0.00%        1.30%
            Inception May 1................................      --           9.98       --            N/A         N/A          N/A
  Japan Advantage Fund
     2006   Total..........................................      23                     316                       7.40%
            Monument Advisor...............................      --          14.20       --           5.11%         --          N/A
            Monument.......................................      --          12.73       --           3.75%         --         1.30%
     2005   Total..........................................      20                     267                       0.00%
            Monument Advisor...............................      --          13.51       --          32.71%         --          N/A
            Inception May 4................................      --          10.18       --            N/A         N/A          N/A
            Monument.......................................      --          12.27       --          18.78%         --         1.30%
     2004   Monument.......................................       2          10.33       21           4.66%       0.00%        1.30%
            Inception May 1................................      --           9.87       --            N/A         N/A          N/A
  Large-Cap Growth Fund
     2006   Total..........................................      20                     224                       0.00%
            Monument Advisor...............................      --          11.16       --           5.38%         --          N/A
            Monument.......................................      --          10.97       --           4.08%         --         1.30%
     2005   Total..........................................       3                      34                       0.11%
            Monument Advisor...............................      --          10.59       --           4.85%         --          N/A
            Inception May 4................................      --          10.10       --            N/A         N/A          N/A
            Monument.......................................      --          10.54       --           0.48%         --         1.30%
     2004   Monument.......................................      --          10.49       --           5.32%       0.00%        1.30%
            Inception July 15..............................      --           9.96       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Large-Cap Value Fund

     2006   Total..........................................      43                   $ 553                       1.13%
            Monument Advisor...............................      --         $12.87       --          17.64%         --          N/A
            Monument.......................................      --          13.34       --          16.10%         --         1.30%
     2005   Total..........................................      12                     128                       1.27%
            Monument Advisor...............................      --          10.94       --           7.68%         --          N/A
            Inception May 4................................      --          10.16       --            N/A         N/A          N/A
            Monument.......................................      --          11.49       --           2.86%         --         1.30%
     2004   Monument.......................................      --          11.17       --          12.15%       0.00%        1.30%
            Inception July 15..............................      --           9.96       --            N/A         N/A          N/A
  Leisure Fund
     2006   Total..........................................      38                     476                       0.00%
            Monument Advisor...............................      --          12.56       --          23.50%         --          N/A
            Monument.......................................      --          13.18       --          21.92%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.17       --           0.00%         --          N/A
            Inception May 4................................      --          10.17       --            N/A         N/A          N/A
            Monument.......................................      --          10.81       --          -6.08%         --         1.30%
     2004   Monument.......................................      --          11.51       --          14.87%       0.00%        1.30%
            Inception May 1................................      --          10.02       --            N/A         N/A          N/A
  Mid Cap Advantage Fund
     2006   Total..........................................     136                   1,863                       0.23%
            Monument Advisor...............................      --          13.55       --          10.52%         --          N/A
            Monument.......................................      --          21.96       --           9.04%         --         1.30%
     2005   Total..........................................       4                      51                       0.00%
            Monument Advisor...............................      --          12.26       --          20.20%         --          N/A
            Inception May 4................................      --          10.20       --            N/A         N/A          N/A
            Monument.......................................      --          20.14       --          12.58%         --         1.30%
     2004   Monument.......................................       1          17.89       23          20.59%       0.00%        1.30%
     2003   Monument.......................................      --          14.84       --          48.36%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Mid-Cap Growth Fund
     2006   Total..........................................       9                     113                       0.00%
            Monument Advisor...............................      --          12.03       --           3.17%         --          N/A
            Monument.......................................      --          12.39       --           1.81%         --         1.30%
     2005   Total..........................................      20                     235                       0.00%
            Monument Advisor...............................      --          11.66       --          15.10%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
            Monument.......................................      --          12.17       --           9.94%         --         1.30%
     2004   Monument.......................................      --          11.07       --          10.04%       0.00%        1.30%
            Inception July 15..............................      --          10.06       --            N/A         N/A          N/A
  Mid-Cap Value Fund
     2006   Total..........................................      48                     643                       1.24%
            Monument Advisor...............................      --          13.33       --          17.14%         --          N/A
            Monument.......................................      --          13.99       --          15.52%         --         1.30%
     2005   Total..........................................      16                     178                       0.47%
            Monument Advisor...............................      --          11.38       --          12.23%         --
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          12.11       --           6.98%         --         1.30%
     2004   Monument.......................................      --          11.32       --          12.75%       0.00%        1.30%
            Inception July 15..............................      --          10.04       --            N/A         N/A          N/A
  Multi-Cap Core Equity Fund
     2006   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.03       --          10.63%         --          N/A
            Inception February 3...........................      --           9.97       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Nova Fund
     2006   Total..........................................      54                   $ 721                       1.14%
            Monument Advisor...............................      --         $13.27       --          19.33%         --          N/A
            Monument.......................................      --          13.61       --          17.73%         --         1.30%
     2005   Total..........................................       4                      41                       0.23%
            Monument Advisor...............................      --          11.12       --           9.23%         --          N/A
            Inception May 4................................      --          10.18       --            N/A         N/A          N/A
            Monument.......................................      --          11.56       --           2.57%         --         1.30%
     2004   Monument.......................................      55          11.27      622          13.17%       0.01%        1.30%
     2003   Monument.......................................       4           9.96       37          37.40%       0.00%        1.30%
     2002   Monument.......................................       4           7.25       27         -36.56%       3.82%        1.30%
   OTC Fund
     2006   Total..........................................       7                      91                       0.00%
            Monument Advisor...............................      --          12.16       --           5.83%         --          N/A
            Monument.......................................      --          14.74       --           4.39%         --         1.30%
     2005   Total..........................................     351                   4,053                       0.00%
            Monument Advisor...............................      --          11.49       --          12.98%         --          N/A
            Inception May 4................................      --          10.17       --            N/A         N/A          N/A
            Monument.......................................      --          14.12       --          -0.21%         --         1.30%
     2004   Monument.......................................      49          14.15      700           7.97%       0.00%        1.30%
     2003   Monument.......................................      86          13.11    1,126          43.54%       0.00%        1.30%
     2002   Monument.......................................      12           9.13      107         -39.65%       0.00%        1.30%
  Precious Metals Fund
     2006   Total..........................................      81                   1,435                       0.00%
            Monument Advisor...............................      --          17.67       --          21.44%         --          N/A
            Monument.......................................      --          16.40       --          19.88%         --         1.30%
     2005   Total..........................................      22                     320                       0.00%
            Monument Advisor...............................      --          14.55       --          41.67%         --          N/A
            Inception May 4................................      --          10.27       --            N/A         N/A          N/A
            Monument.......................................      --          13.68       --          19.37%         --         1.30%
     2004   Monument.......................................      --          11.46       --          14.60%       0.00%        1.30%
            Inception May 1................................      --          10.00       --            N/A         N/A          N/A
  Real Estate Fund
     2006   Total..........................................      26                     375                       4.34%
            Monument Advisor...............................      --          14.62       --          30.77%         --          N/A
            Monument.......................................      --          18.26       --          29.05%         --         1.30%
     2005   Total..........................................       2                      19                       2.01%
            Monument Advisor...............................      --          11.18       --          10.80%         --          N/A
            Inception May 4................................      --          10.09       --            N/A         N/A          N/A
            Monument.......................................      --          14.15       --           5.75%         --         1.30%
     2004   Monument.......................................       1          13.38        6          32.61%       1.65%        1.30%
            Inception May 1................................      --          10.09       --            N/A         N/A          N/A
  Retailing Fund
     2006   Total..........................................       3                      42                       0.00%
            Monument Advisor...............................      --          12.14       --          10.06%         --          N/A
            Monument.......................................      --          12.07       --           8.64%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.03       --           8.78%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          11.11       --           4.12%         --         1.30%
     2004   Monument.......................................      --          10.67       --           6.81%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Russell 2000 Advantage Fund
     2006   Total..........................................     322                   4,770                       0.25%
            Monument Advisor...............................      --          14.72       --          20.85%         --          N/A
            Monument.......................................      --          23.94       --          19.28%         --         1.30%

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


RYDEX VARIABLE TRUST: (continued)
  Russell 2000 Advantage Fund (continued)
     2005   Total..........................................       3                    $ 56                      11.06%
            Monument Advisor...............................      --         $12.18       --          18.37%         --          N/A
            Inception May 4................................      --          10.29       --            N/A         N/A          N/A
            Monument.......................................      --          20.07       --           2.61%         --         1.30%
     2004   Monument.......................................       3          19.56       60          23.57%       0.00%        1.30%
     2003   Monument.......................................      --          15.83       --          58.07%      60.37%        1.30%
            Inception May 1................................      --          10.01       --            N/A         N/A          N/A
  Sector Rotation Fund
     2006   Total..........................................      19                     266                       0.00%
            Monument Advisor...............................      --          13.28       --          11.32%         --          N/A
            Monument.......................................      --          16.87       --           9.97%         --         1.30%
     2005   Total..........................................       4                      49                       0.00%
            Monument Advisor...............................      --          11.93       --          17.54%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          15.34       --          12.22%         --         1.30%
     2004   Monument.......................................      --          13.67       --           9.30%       0.00%        1.30%
     2003   Monument.......................................      --          12.51       --          24.76%        N/A         1.30%
            Inception May 1................................      --          10.02       --            N/A         N/A          N/A
  Small-Cap Growth Fund
     2006   Total..........................................      22                     269                       0.00%
            Monument Advisor...............................      --          12.27       --           7.73%         --          N/A
            Monument.......................................      --          12.86       --           6.37%         --         1.30%
     2005   Total..........................................       3                      31                       0.00%
            Monument Advisor...............................      --          11.39       --          12.22%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          12.09       --           4.86%         --         1.30%
     2004   Monument.......................................      --          11.53       --          14.61%       0.00%        1.30%
            Inception July 15..............................      --          10.06       --            N/A         N/A          N/A
  Small-Cap Value Fund
     2006   Total..........................................      53                     711                       0.94%
            Monument Advisor...............................      --          13.40       --          19.22%         --          N/A
            Monument.......................................      --          13.85       --          17.67%         --         1.30%
     2005   Total..........................................       3                      38                       0.00%
            Monument Advisor...............................      --          11.24       --          10.30%         --          N/A
            Inception May 4................................      --          10.19       --            N/A         N/A          N/A
            Monument.......................................      --          11.77       --           2.35%         --         1.30%
     2004   Monument.......................................      --          11.50       --          14.54%       0.00%        1.30%
            Inception July 15..............................      --          10.04       --            N/A         N/A          N/A
  Technology Fund
     2006   Total..........................................       3                      40                       0.00%
            Monument Advisor...............................      --          12.30       --           5.85%         --          N/A
            Monument.......................................      --          11.14       --           4.50%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.62       --          14.94%         --          N/A
            Inception May 4................................      --          10.11       --            N/A         N/A          N/A
            Monument.......................................      --          10.66       --           1.81%         --         1.30%
     2004   Monument.......................................      --          10.47       --           6.40%       0.00%        1.30%
            Inception May 1................................      --           9.84       --            N/A         N/A          N/A
  Telecommunications Fund
     2006   Total..........................................       1                      10                       1.36%
            Monument Advisor...............................      --          13.62       --          19.58%         --          N/A
            Monument.......................................      --          12.77       --          18.02%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          11.39       --          12.33%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          10.82       --          -0.18%         --         1.30%
     2004   Monument.......................................      --          10.84       --           9.61%       0.00%        1.30%
            Inception May 1................................      --           9.89       --            N/A         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

RYDEX VARIABLE TRUST: (continued)
  Transportation Fund
     2006   Total..........................................       3                    $ 36                       0.00%
            Monument Advisor...............................      --         $13.39       --           7.38%         --          N/A
            Monument.......................................      --          14.27       --           6.02%         --         1.30%
     2005   Total..........................................       4                      45                       0.00%
            Monument Advisor...............................      --          12.47       --          22.25%         --          N/A
            Inception May 4................................      --          10.20       --            N/A         N/A          N/A
            Monument.......................................      --          13.46       --           7.08%         --         1.30%
     2004   Monument.......................................       1          12.57        7          25.45%       0.00%        1.30%
            Inception May 1................................      --          10.02       --            N/A         N/A          N/A
  U.S. Government Money Market Fund
     2006   Total..........................................   1,342                  14,139                       3.80%
            Monument Advisor...............................      --          10.54       --           3.74%         --          N/A
            Monument.......................................      --          10.18       --           2.52%         --         1.30%
     2005   Total..........................................     907                   9,206                       1.61%
            Monument Advisor...............................      --          10.16       --           1.60%         --          N/A
            Inception May 4................................      --          10.00       --            N/A         N/A          N/A
            Monument.......................................      --           9.93       --           0.61%         --         1.30%
     2004   Monument.......................................       8           9.87       83          -0.62%       0.48%        1.30%
     2003   Monument.......................................       3           9.93       27          -0.78%       0.03%        0.95%
     2002   Monument.......................................   4,006          10.01   40,100          -0.36%       0.43%        0.95%
  Utilities Fund
     2006   Total..........................................      21                     267                       2.82%
            Monument Advisor...............................      --          12.83       --          20.92%         --          N/A
            Monument.......................................      --          15.03       --          19.38%         --         1.30%
     2005   Total..........................................      13                     141                       0.59%
            Monument Advisor...............................      --          10.61       --           5.47%         --          N/A
            Inception May 4................................      --          10.06       --            N/A         N/A          N/A
            Monument.......................................      --          12.59       --           9.10%         --         1.30%
     2004   Monument.......................................       3          11.54       35          14.71%       0.35%        1.30%
            Inception May 1................................      --          10.06       --            N/A         N/A          N/A
SELIGMAN PORTFOLIOS, INC.:
  Communications and Information Portfolio
     2006   Total..........................................      50                     723                       0.00%
            Monument Advisor...............................      --          14.61       --          22.06%         --          N/A
            Monument.......................................      --           7.20       --          20.40%         --         1.30%
     2005   Total..........................................      --                       1                       0.00%
            Monument Advisor...............................      --          11.97       --          18.05%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --           5.98       --           6.22%         --         1.30%
     2004   Monument.......................................      --           5.63        2           9.37%       0.00%        1.30%
     2003   Monument.......................................      --           5.15        1          42.20%       0.00%        1.30%
     2002   Monument.......................................      --           3.62        1         -37.06%       0.00%        1.30%
  Global Technology Portfolio
     2006   Total..........................................       7                      97                       0.00%
            Monument Advisor...............................      --          14.17       --          17.69%         --          N/A
            Monument.......................................      --           5.93       --          16.05%         --         1.30%
     2005   Total..........................................      --                       1                       0.00%
            Monument Advisor...............................      --          12.04       --          18.85%         --          N/A
            Inception May 4................................      --          10.13       --            N/A         N/A          N/A
            Monument.......................................      --           5.11       --           6.68%         --         1.30%
     2004   Monument.......................................      --           4.79        2           2.45%       0.00%        1.30%
     2003   Monument.......................................      --           4.68        2          34.30%       0.00%        1.30%
     2002   Monument.......................................      --           3.48        1         -32.67%       0.00%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

T. ROWE PRICE SERVICES:
  Blue Chip II
     2006   Total..........................................      80                   $ 843                       0.43%
            Monument Advisor...............................      --         $10.60       --           6.43%         --          N/A
            Inception May 1................................      --           9.96       --            N/A         N/A          N/A
  Equity Income II
     2006   Total..........................................     125                   1,381                       1.40%
            Monument Advisor...............................      --          11.08       --          10.91%         --          N/A
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
  Health Sciences II
     2006   Total..........................................      35                     378                       0.00%
            Monument Advisor...............................      --          10.74       --           8.16%         --          N/A
            Inception May 1................................      --           9.93       --            N/A         N/A          N/A
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio
     2006   Total..........................................     246                   3,485                       1.66%
            Monument Advisor...............................      --          14.03       --          15.85%         --          N/A
            Monument.......................................      --          21.05       --          14.28%         --         1.30%
     2005   Total..........................................      34                     427                       0.98%
            Monument Advisor...............................      --          12.11       --          18.96%         --          N/A
            Inception May 4................................      --          10.18       --            N/A         N/A          N/A
            Monument.......................................      --          18.42       --          13.14%         --         1.30%
     2004   Monument.......................................       3          16.28       42          18.37%       0.70%        1.30%
     2003   Monument.......................................      --          13.75       --          37.54%       0.00%        1.30%
            Inception May 1................................      --           9.99       --            N/A         N/A          N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
  Worldwide Absolute Return Fund
     2006   Total..........................................      45                     493                       0.00%
            Monument Advisor...............................      --          10.93       --           8.65%         --          N/A
            Monument.......................................      --          10.37       --           7.24%         --         1.30%
     2005   Total..........................................      --                      --                       0.00%
            Monument Advisor...............................      --          10.06       --           0.70%         --          N/A
            Inception May 4................................      --           9.99       --            N/A         N/A          N/A
            Monument.......................................      --           9.67       --          -1.12%         --         1.30%
     2004   Monument.......................................      --           9.78       --          -1.54%       0.00%        1.30%
     2003   Monument.......................................      --           9.93       --          -0.67%       0.00%        1.30%
            Inception May 1................................      --           9.99       --         N/A           0.00%      N/A
  Worldwide Bond Fund
     2006   Total..........................................      82                     847                       0.99%
            Monument Advisor...............................      --          10.39       --           6.45%         --          N/A
            Monument.......................................      --          14.11       --           5.06%         --         1.30%
     2005   Total..........................................       2                      19                      18.43%
            Monument Advisor...............................      --           9.76       --          -2.59%         --          N/A
            Inception May 4................................      --          10.02       --            N/A          --          N/A
            Monument.......................................      --          13.43       --          -4.28%         --         1.30%
     2004   Monument.......................................       3          14.03       37           7.74%       5.22%        1.30%
     2003   Monument.......................................       1          13.02       11          16.64%      -0.03%        1.30%
     2002   Monument.......................................      17          11.16      192          20.09%       0.00%        1.30%
  Worldwide Emerging Markets Fund
     2006   Total..........................................     100                   1,813                       0.23%
            Monument Advisor...............................      --          18.14       --          39.54%         --          N/A
            Monument.......................................      --          18.73       --          37.72%         --         1.30%
     2005   Total..........................................      20                     269                       0.83%
            Monument Advisor...............................      --          13.00       --          27.08%         --          N/A
            Inception May 4................................      --          10.23       --         N/A            N/A          N/A
            Monument.......................................      --          13.60       --          30.27%         --         1.30%
     2004   Monument.......................................      19          10.44      195          24.25%       0.27%        1.30%
     2003   Monument.......................................       5           8.40       41          52.20%       0.40%        1.30%
     2002   Monument.......................................   2,598           5.52   14,341          -4.16%       0.00%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      AS OF DECEMBER 31*
                                                               =================================             INVESTMENT
                                                                 UNITS    UNIT       NET ASSETS    TOTAL       INCOME      EXPENSE
     YEAR   PRODUCT                                             (000S)    VALUE        (000S)     RETURN        RATIO       RATIO
====================================================================================================================================

VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Worldwide Hard Assets Fund

     2006   Total..........................................     135                  $2,473                       0.05%
            Monument Advisor...............................      --         $18.30       --          24.49%         --          N/A
            Monument.......................................      --          25.61       --          22.89%         --         1.30%
     2005   Total..........................................      20                     308                       0.05%
            Monument Advisor...............................      --          14.70       --          44.97%         --          N/A
            Inception May 4................................      --          10.14       --            N/A         N/A          N/A
            Monument.......................................      --          20.84       --          49.71%         --         1.30%
     2004   Monument.......................................       1          13.92       11          22.36%       0.00%        1.30%
     2003   Monument.......................................      --          11.38       --          43.21%       0.66%        1.30%
     2002   Monument.......................................      --           7.94       --          -4.10%       0.01%        1.30%
  Worldwide Real Estate Fund
     2006   Total..........................................      66                   1,101                       0.16%
            Monument Advisor...............................      --          16.45       --          30.97%         --          N/A
            Monument.......................................      --          26.07       --          29.25%         --         1.30%
     2005   Total..........................................       2                      36                       2.05%
            Monument Advisor...............................      --          12.56       --          24.85%         --          N/A
            Inception May 4................................      --          10.06       --            N/A         N/A          N/A
            Monument.......................................      --          20.17       --          19.42%         --         1.30%
     2004   Monument.......................................       2          16.89       30          34.45%       1.41%        1.30%
     2003   Monument.......................................       3          12.56       32          32.76%       0.02%        1.30%
     2002   Monument.......................................       2           9.46       23          -5.72%       0.11%        1.30%
WELLS FARGO ADVANTAGE VT FUND:
  Discovery Fund
     2006   Total..........................................      49                     677                       0.00%
            Monument Advisor...............................      --          14.17       --          14.64%         --          N/A
            Monument.......................................      --          12.86       --          13.20%         --         1.30%
     2005   Total..........................................      14                     163                       0.00%
            Monument Advisor...............................      --          12.36       --          20.47%         --          N/A
            Inception May 4................................      --          10.26       --            N/A          --          N/A
            Monument.......................................      --          11.36       --          14.75%         --         1.30%
            Inception April 8..............................      --           9.90       --            N/A         N/A          N/A
  Opportunity Fund
     2006   Total..........................................      21                     294                       0.00%
            Monument Advisor...............................      --          12.84       --          12.14%         --          N/A
            Monument.......................................      --          17.10       --          10.75%         --         1.30%
     2005   Total..........................................      13                     177                       0.00%
            Monument Advisor...............................      --          11.45       --          12.81%         --          N/A
            Inception May 4................................      --          10.15       --            N/A         N/A          N/A
            Monument.......................................      --          15.44       --           6.56%         --         1.30%
     2004   Monument.......................................       7          14.49      100          16.66%       0.00%        1.30%
     2003   Monument.......................................       5          12.42       62          35.24%       0.01%        1.30%
     2002   Monument.......................................      48           9.18      443         -27.77%       0.60%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

================================================================================
(6) UNIT PROGRESSION

   The change in units outstanding for the year ended December 31, 2006 was as follows:

                                                      NUMBER                                               NUMBER
                                                     OF UNITS                                             OF UNITS
                                                     BEGINNING          UNITS            UNITS              END
                                             NOTES    OF YEAR         PURCHASED        REDEEMED           OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced ..............................            6,836.8          67,732.9          (2,381.2)         72,188.5
   Equity ................................           24,092.0         113,712.7         (16,649.1)        121,155.6
   Fixed Income ..........................            7,151.3          10,610.4          (6,442.8)         11,318.9
   Government Securities .................            8,089.1          85,734.0         (74,478.3)         19,344.8
   High Yield ............................    v      90,886.3          26,896.7        (117,783.0)               --
   Money Market ..........................        1,156,261.9      37,021,768.2     (36,887,317.2)      1,290,712.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ...........................           10,760.4           3,278.5          (5,110.7)          8,928.2
   CORE EQUITY ...........................    c            --           8,157.5              (1.0)          8,156.5
   Core Stock ............................    b         854.7                --            (854.7)               --
   Financial Services ....................           14,020.4          11,748.7         (22,382.5)          3,386.6
   Global Health Care ....................              959.9          18,357.0         (15,980.4)          3,336.5
   Global Real Estate ....................    f      12,055.2         241,284.0        (163,385.4)         89,953.8
   High Yield ............................          315,940.5         520,059.5        (612,482.2)        223,517.8
   Mid Cap Core ..........................                 --           7,242.1          (2,600.0)          4,642.1
   Technology ............................           19,839.3          28,830.0         (26,489.6)         22,179.7
THE ALGER AMERICAN FUND:
   Growth ................................           24,620.9          24,867.8         (19,658.3)         29,830.4
   Leveraged AllCap ......................           16,035.1          36,593.2         (38,114.4)         14,513.9
   Midcap Growth .........................            5,775.4          23,668.0          (6,073.0)         23,370.4
   Small Capitalization ..................           13,017.1         116,481.5         (79,267.9)         50,230.7
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income .....................    x            --          11,629.8          (3,288.9)          8,340.9
   Small-Mid Cap Value ...................    x            --             521.2              (0.4)            520.8
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced ..............................                 --          39,902.4            (854.9)         39,047.5
   Income & Growth .......................           11,871.2         107,503.3         (71,298.4)         48,076.1
   Inflation Protection ..................            8,127.9          78,407.0         (78,062.3)          8,472.6
   International .........................              662.0         107,137.5         (60,123.4)         47,676.1
   Value .................................           17,059.2         131,113.5         (50,058.7)         98,114.0
CREDIT SUISSE TRUST:
   Commodity Return Strategy .............    x            --           4,760.3          (3,053.7)          1,706.6
DIREXION INSURANCE TRUST: ................    d
   Dynamic VP HY Bond ....................    d       9,176.9         232,991.8        (146,037.9)         96,130.8
   Evolution All Cap Equity ..............    y            --          31,342.7         (31,342.7)               --
   Evolution Managed Bond ................    y            --          11,089.4         (11,089.4)               --
   Evolution VP All Cap Equity ...........    z            --          51,206.4          (5,386.1)         45,820.3
   Evolution VP Managed Bond .............    z            --          24,873.2            (712.9)         24,160.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .................            7,006.2          87,517.4         (28,061.6)         66,462.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND .            1,533.7             200.7            (777.5)            956.9
DREYFUS STOCK INDEX FUND .................           27,721.4         396,669.2        (105,519.3)        318,871.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .....................              472.4          36,569.8         (34,579.1)          2,463.1
   International Value ...................           27,866.3         190,262.9         (50,641.9)        167,487.3
FEDERATED INSURANCE SERIES:
   Capital Income II .....................              364.5          52,691.0          (9,564.6)         43,490.9
   High Income Bond II ...................           17,824.0         276,542.2        (192,465.5)        101,900.7
   International Equity II ...............           15,689.7          68,169.6         (81,283.5)          2,575.8
   Kaufmann II ...........................   ab            --             305.5              (0.5)            305.0
JANUS ASPEN SERIES:
   Growth and Income - Inst ..............    x       4,309.2          53,726.9         (18,302.7)         39,733.4
   Growth and Income - Service ...........    w         633.4          24,082.2         (24,715.6)               --
   INTECH Risk-Managed Growth - Service ..    x            --           2,270.3              (1.9)          2,268.4
   International Growth - Inst ...........    x         516.1         538,774.5        (255,931.2)        283,359.4
   International Growth - Service ........    w      43,458.0         210,518.3        (253,976.3)               --

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                      NUMBER                                               NUMBER
                                                                     OF UNITS                                             OF UNITS
                                                                     BEGINNING          UNITS            UNITS               END
                                                    NOTES             OF YEAR         PURCHASED        REDEEMED           OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (continued)
   Large Cap Growth - Inst .....................      x               16,845.0        101,740.6         (46,925.3)         71,660.3
   Large Cap Growth - Service ..................      w               10,346.4         18,559.1         (28,905.5)               --
   Mid Cap Growth - Inst .......................      x                7,859.1         38,521.1          (1,080.1)         45,300.1
   Mid Cap Growth - Service ....................      w                     --         12,311.6         (12,311.6)               --
   Worldwide Growth - Inst .....................      x               19,365.2        123,575.6         (45,108.5)         97,832.3
   Worldwide Growth - Service ..................      w                  196.2         31,228.6         (31,424.8)               --
LAZARD RETIREMENT SERIES:
   Emerging Markets ............................                      25,338.9        462,505.2        (240,784.8)        247,059.3
   Equity ......................................                       1,419.6         27,767.8         (11,041.6)         18,145.8
   International Equity ........................                       3,990.9        241,228.3        (104,716.5)        140,502.7
   Small Cap ...................................                       1,927.1         90,893.0         (22,782.7)         70,037.4
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:      U
   Aggressive Growth ...........................      u                     --          8,110.8          (7,180.6)            930.2
   All Cap Value ...............................      u                  511.0         24,752.0          (2,492.6)         22,770.4
   Global High Yield Bond ......................  u, aa               47,850.4        170,779.6        (195,719.8)         22,910.2
   Large Cap Growth ............................      u                     --         28,588.7          (9,651.3)         18,937.4
   Strategic Bond ..............................      u               11,871.1         95,853.0         (19,974.8)         87,749.3
LORD ABBETT SERIES FUND:
   America's Value .............................                            --          8,459.9          (3,073.5)          5,386.4
   Growth and Income ...........................                       8,437.7         72,739.3         (31,257.5)         49,919.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ....................................                       2,826.4         24,933.1         (12,999.6)         14,759.9
   High Income Bond ............................                            --         21,689.7          (5,800.5)         15,889.2
   Limited Maturity Bond .......................                       7,596.0        179,103.7         (25,464.0)        161,235.7
   Mid Cap Growth ..............................                         534.8         44,476.1         (29,766.7)         15,244.2
   Partners ....................................                      17,533.4        191,742.4         (90,371.9)        118,903.9
   Regency .....................................                      11,682.8         55,806.3         (36,780.5)         30,708.6
   Socially Responsive .........................                       3,552.3          8,246.4          (4,655.3)          7,143.4
PIMCO VARIABLE INSURANCE TRUST:
   All Assets ..................................      x                     --         30,687.6          (6,028.3)         24,659.3
   CommodityRealReturn Strategy ................      x                     --        143,657.1         (20,560.5)        123,096.6
   Emerging Markets Bond .......................      x                     --        302,713.6         (88,431.4)        214,282.2
   Foreign Bond US Dollar-Hedged ...............      x                     --         26,965.2          (3,467.8)         23,497.4
   Global Bond Unhedged ........................      x                     --         93,912.4         (66,443.6)         27,468.8
   High Yield ..................................      x                     --        717,479.1        (267,194.7)        450,284.4
   Low Duration ................................     ab                     --          8,023.4            (113.0)          7,910.4
   Money Market ................................                      87,980.2      5,118,837.3      (3,932,366.3)      1,274,451.2
   Real Return .................................                      19,538.7        241,199.7         (89,191.6)        171,546.8
   RealReturn Strategy .........................      x                     --         20,623.2          (5,624.6)         14,998.6
   Short Term ..................................                       9,445.1        190,219.0         (44,761.3)        154,902.8
   StockPLUS Total Return ......................      x                     --         36,953.3         (17,976.1)         18,977.2
   Total Return ................................                      49,348.0        809,861.5        (293,165.7)        566,043.8
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...................................     ab                     --          9,804.0            (654.0)          9,150.0
   Emerging Markets ............................     ab                     --         37,629.1              (2.6)         37,626.5
   Equity Income ...............................                       3,260.5        239,343.5         (65,744.5)        176,859.5
   Europe ......................................     ac               15,529.9         76,249.6         (91,779.5)               --
   Fund ........................................                       5,244.4         52,893.4         (16,432.0)         41,705.8
   Global High Yield ...........................     ab                     --          8,685.4              (0.3)          8,685.1
   High Yield ..................................                      67,414.0        401,441.0        (389,009.0)         79,846.0
   International Value .........................     ab                     --         73,561.2          (4,271.5)         69,289.7
   Mid Cap Value ...............................                       1,409.7         61,874.6         (32,080.0)         31,204.3
   Money Market ................................                       6,741.2        154,140.7        (160,881.9)               --
ROYCE CAPITAL FUND:
   Micro Cap ...................................                       8,427.9        176,108.0         (94,222.3)         90,313.6
   Small Cap ...................................                      28,007.6        109,087.8         (45,010.0)         92,085.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

==============================================================================================================
                                                  NUMBER                                               NUMBER
                                                 OF UNITS                                             OF UNITS
                                                 BEGINNING          UNITS            UNITS               END
                                         NOTES    OF YEAR         PURCHASED        REDEEMED           OF YEAR
--------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
   Absolute Return Strategies ........     a         --          66,623.7          (33,348.2)         33,275.5
   Banking ...........................            986.8          35,463.3          (18,697.3)          17,752.8
   Basic Materials ...................          4,864.8          60,017.1          (53,673.3)          11,208.6
   Biotechnology .....................          4,258.4          38,206.5          (39,603.5)           2,861.4
   CLS AdvisorOne Amerigo ............         61,490.3         160,561.8          (58,275.4)         163,776.7
   CLS AdvisorOne Clermont ...........         12,704.8          42,981.1           (4,886.4)          50,799.5
   Commodities .......................         82,917.3         (74,410.9)           8,506.4
   Consumer Products .................               --         109,597.4          (83,853.5)          25,743.9
   Dynamic Dow .......................     l    1,832.6         530,453.3         (506,960.1)          25,325.8
   Dynamic OTC .......................     s   48,112.1      10,489,534.1      (10,449,560.8)          88,085.4
   Dynamic Russell 2000 ..............    ab         --         414,411.0         (414,411.0)                --
   Dynamic S&P 500 ...................     p    7,681.5         460,778.4         (397,764.5)          70,695.4
   Dynamic Strengthening Dollar ......     o         --         229,229.9         (229,229.9)                --
   Dynamic Weakening Dollar ..........     t         --         244,334.2         (220,119.2)          24,215.0
   Electronics .......................          4,721.7          66,289.8          (70,517.9)             493.6
   Energy ............................            683.0         187,550.2         (147,382.7)          40,850.5
   Energy Services ...................         22,970.7         192,578.7         (198,011.1)          17,538.3
   Essential Portfolio Conservative...    ab                     29,302.5          (14,655.8)          14,646.7
   Essential Portfolio Moderate ......    ab                      3,859.7                 --            3,859.7
   Europe Advantage ..................     j    1,624.5         121,994.5          (94,722.7)          28,896.3
   Financial Services ................               --          66,854.1          (59,519.1)           7,335.0
   Government Long Bond Advantage ....     q   17,119.9      22,873,480.7      (22,876,724.8)          13,875.8
   Health Care .......................          2,246.5          73,324.3          (61,829.6)          13,741.2
   Hedged Equity .....................     a                     68,170.8          (37,058.0)          31,112.8
   Internet ..........................          1,480.3          21,889.1          (19,966.2)           3,403.2
   Inverse Dynamic Dow ...............     g         --         354,288.3         (338,281.3)          16,007.0
   Inverse Government Long Bond ......     i   32,952.9         662,318.0         (680,000.8)          15,270.1
   Inverse Mid-Cap ...................               --         315,660.1         (310,443.7)           5,216.4
   Inverse OTC .......................     e   25,168.2      11,278,556.7      (11,266,456.9)          37,268.0
   Inverse Russell 2000 ..............     h   13,983.4       7,156,377.1       (7,145,191.1)          25,169.4
   Inverse S&P 500 ...................     r   10,543.7         702,165.0         (710,168.9)           2,539.8
   Japan Advantage ...................     k   19,976.3         181,169.0         (178,715.2)          22,430.1
   Large Cap Growth ..................          3,224.3          68,371.1          (51,538.1)          20,057.3
   Large Cap Value ...................         11,836.1         279,733.3         (248,590.5)          42,978.9
   Leisure ...........................               --          78,719.3          (40,859.1)          37,860.2
   Mid Cap Advantage .................     m    3,578.7       1,435,412.1       (1,302,878.5)         136,112.3
   Mid-Cap Growth ....................         20,187.3         205,450.6         (216,269.5)           9,368.4
   Mid-Cap Value .....................         15,698.1         267,215.4         (234,704.3)          48,209.2
   Multi-Cap Core Equity .............     a         --                --                 --                 --
   Nova ..............................          3,666.7         183,255.6         (132,578.9)          54,343.4
   OTC ...............................        351,377.5       1,925,207.6       (2,269,628.7)           6,956.4
   Precious Metals ...................         22,166.0         467,094.6         (408,018.2)          81,242.4
   Real Estate .......................          1,565.4         164,939.9         (140,877.9)          25,627.4
   Retailing .........................               --          42,173.9          (38,696.6)           3,477.3
   Russell 2000 Advantage ............     n    2,963.8       5,050,488.9       (4,731,110.8)         322,341.9
   Sector Rotation ...................          4,113.0          95,179.1          (80,085.2)          19,206.9
   Small-Cap Growth ..................          2,746.6       1,221,787.2       (1,202,673.8)          21,860.0
   Small-Cap Value ...................          3,489.3         391,550.5         (342,056.4)          52,983.4
   Technology ........................               --         354,715.4         (351,449.9)           3,265.5
   Telecommunications ................               --          69,623.2          (68,880.2)             743.0
   Transportation ....................          3,617.5          27,963.4          (28,905.4)           2,675.5
   U.S. Government Money Market ......        906,670.5      24,682,149.1      (24,247,284.3)       1,341,535.3
   Utilities .........................         13,150.0         112,324.4         (104,661.9)          20,812.5
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ......            155.4          70,419.5          (20,737.6)          49,837.3
   Global Technology .................            235.5          42,864.2          (35,758.4)           7,341.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

===========================================================================================================
                                                  NUMBER                                        NUMBER
                                                 OF UNITS                                      OF UNITS
                                                 BEGINNING      UNITS          UNITS             END
                                         NOTES    OF YEAR     PURCHASED       REDEEMED         OF YEAR
-----------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ...............    x           --      104,068.9       (24,505.2)       79,563.7
   Equity Income II ..................    x           --      124,964.5          (333.8)      124,630.7
   Health Sciences II ................    x           --       43,965.5        (8,755.8)       35,209.7
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .............................          33,760.7      416,838.2      (204,995.1)      245,603.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...................                --       82,272.9       (37,192.8)       45,080.1
   Bond ..............................           1,807.1      158,627.9       (78,999.5)       81,435.5
   Emerging Markets ..................          20,306.6      173,976.3       (94,654.4)       99,628.5
   Hard Assets .......................          20,646.6      201,843.7       (87,648.5)      134,841.8
   Real Estate .......................           1,808.2      118,535.8       (54,168.0)       66,176.0
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .........................          14,358.7       38,436.6        (3,459.8)       49,335.5
   Opportunity .......................          13,579.7        8,261.9          (743.7)       21,097.9
                                             ----------------------------------------------------------
                                             4,195,631.6  148,392,732.5   (140,058,405.7)  12,529,958.4
                                             ==========================================================

a) For the period February 3, 2006 (inception of fund) through December 31, 2006.

b) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

c)  For the period April 28, 2006 (inception of fund) through December 31, 2006.

d) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

e)  Formerly Arktos Fund prior to its name change effective May 1, 2006.

f)  Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

g) Formerly Inverse Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

h)  Formerly Inverse Small-Cap Fund prior to its name change effective
    May 1, 2006.

i)  Formerly Juno prior to its name change effective May 1, 2006.

j)  Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

k)  Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

l)  Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

m)  Formerly Medius prior to its name change effective May 1, 2006.

n)  Formerly Mekros prior to its name change effective May 1, 2006.

o)  Formerly Strengthening Dollar prior to its name change effective
    May 1, 2006.

p)  Formerly Titan 500 prior to its name change effective May 1, 2006.

q)  Formerly U.S. Government Bond prior to its name change effective
    May 1, 2006.

r)  Formerly Ursa prior to its name change effective May 1, 2006.

s)  Formerly Velocity 100 prior to its name change effective May 1, 2006.

t)  Formerly Weakening Dollar prior to its name change effective May 1, 2006.

u) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

v) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

w)  For the period January 1, 2006 through May 1, 2006 (funds closed).

x)  For the period May 1, 2006 (inception of fund) through December 31, 2006.

y)  For the period November 1, 2006 through November 13, 2006 (date of closure).

z)  For the period November 13, 2006 (inception of fund) through December 31,
    2006.

aa) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

ab) For the period November 1, 2006 (inception of fund) through December 31, 2006.

ac) For the period January 1, 2006 through November 13, 2006 (fund merged into International Value).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006
(6) UNIT PROGRESSION


   The changes in units outstanding for the year ended December 31, 2005, were as follows:

=============================================================================================================
                                                  NUMBER                                           NUMBER
                                                 OF UNITS                                         OF UNITS
                                                BEGINNING        UNITS            UNITS              END
FUND DESCRIPTION                       NOTES  OF THE PERIOD    PURCHASED         REDEEMED          OF YEAR
-------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..........................           9,229.0              1.4         (2,393.6)          6,836.8
   Equity ............................          19,361.0         20,763.6        (16,032.6)         24,092.0
   Fixed Income ......................           2,811.9          6,403.1         (2,063.7)          7,151.3
   Focus 20 ..........................    a      2,156.7               --         (2,156.7)               --
   Government Securities .............           9,423.7            282.6         (1,617.2)          8,089.1
   High Yield ........................             901.7        215,747.2       (125,762.6)         90,886.3
   Money Market ......................         418,045.2      7,968,406.7     (7,230,190.0)      1,156,261.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .......................                --         10,799.3            (38.9)         10,760.4
   Core Stock ........................             901.8              0.1            (47.2)            854.7
   Financial Services ................               1.8         17,846.9         (3,828.3)         14,020.4
   Global Health Care ................    b        259.3          2,059.7         (1,359.1)            959.9
   High Yield ........................             362.8        403,406.0        (87,828.3)        315,940.5
   Global & Real Estate ..............    j      4,706.8         19,756.5        (12,408.1)         12,055.2
   Technology ........................           5,564.2         21,138.9         (6,863.8)         19,839.3
THE ALGER AMERICAN FUND:
   Growth ............................           3,740.5         22,731.0         (1,850.6)         24,620.9
   Leveraged AllCap ..................           3,903.4         13,160.0         (1,028.3)         16,035.1
   Midcap Growth .....................           6,390.0          2,367.8         (2,982.4)          5,775.4
   Small Capitalization ..............           5,075.0         30,328.1        (22,386.0)         13,017.1
ALLIANCE VARIABLE PRODUCT SERIES FUND:
   Growth and Income .................             116.8               --           (116.8)               --
AMERICAN CENTURY VARIABLE PORTFOLIOS:
   Income & Growth ...................             621.2         11,559.4           (309.4)         11,871.2
   Inflation Protection ..............                --         34,813.5        (26,685.6)          8,127.9
   International .....................             871.8               --           (209.8)            662.0
   Value .............................           4,509.0         15,312.1         (2,761.9)         17,059.2
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .............    c           --          7,037.3            (31.1)          7,006.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH ..           1,568.5          7,469.2         (7,504.0)          1,533.7
DREYFUS STOCK INDEX ..................          25,377.7         12,780.6        (10,436.9)         27,721.4
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .................           2,937.2            110.8         (2,575.6)            472.4
   International Value ...............          11,008.5         39,167.8        (22,310.0)         27,866.3
FEDERATED INSURANCE SERIES:
   Capital Income II .................             364.5               --               --             364.5
   High Income Bond II ...............           2,998.2         16,512.6         (1,686.8)         17,824.0
   International Equity II ...........             558.4         20,524.4         (5,393.1)         15,689.7
JANUS ASPEN SERIES: (INSTITUTIONAL)
   Growth and Income .................           4,635.0            370.8           (696.6)          4,309.2
   International Growth ..............                --            516.1               --             516.1
   Large Cap Growth ..................          27,228.0            175.6        (10,558.6)         16,845.0
   Mid Cap Growth ....................          22,363.2            687.6        (15,191.7)          7,859.1
   Worldwide Growth ..................          31,834.4             40.5        (12,509.7)         19,365.2
JANUS ASPEN SERIES: (SERVICE)
   Growth and Income .................                --          8,981.9         (8,348.5)            633.4
   International Growth ..............                --         47,360.7         (3,902.7)         43,458.0
   Large Cap Growth ..................                --         11,576.8         (1,230.4)         10,346.4
   Mid Cap Growth ....................                --          6,872.2         (6,872.2)               --
   Worldwide Growth ..................                --          2,700.7         (2,504.5)            196.2
LAZARD RETIREMENT SERIES:

   Emerging Markets ..................                --         48,996.9        (23,658.0)         25,338.9
   Equity ............................                --          1,419.6               --           1,419.6
   International Equity ..............                --          3,990.9               --           3,990.9
   Small Cap .........................           2,424.0          3,447.7         (3,944.6)          1,927.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

============================================================================================================================
                                                                NUMBER                                              NUMBER
                                                               OF UNITS                                            OF UNITS
                                                              BEGINNING          UNITS             UNITS             END
FUND DESCRIPTION                               NOTES         OF THE PERIOD     PURCHASED          REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES:
   Growth and Income ......................                     10,211.7          4,080.0          (5,854.0)        8,437.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ...............................                           --          2,827.0              (0.6)        2,826.4
   Limited Maturity Bond ..................                      2,126.7          9,159.3          (3,690.0)        7,596.0
   Midcap Growth ..........................                           --            534.8                --           534.8
   Partners ...............................                      1,457.3         28,400.1         (12,324.0)       17,533.4
   Regency ................................                        613.8         18,374.6          (7,305.6)       11,682.8
   Socially Responsive ....................                           --          4,546.1            (993.8)        3,552.3
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ...........................                           --        373,397.4        (285,417.2)       87,980.2
   Real Return ............................                      3,017.9         29,894.9         (13,374.1)       19,538.7
   Short-Term .............................                      1,635.4         11,837.1          (4,027.4)        9,445.1
   Total Return ...........................                      2,585.6         60,992.5         (14,230.1)       49,348.0
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ..........................                        173.4          4,975.2          (1,888.1)        3,260.5
   Europe .................................                           --         15,558.8             (28.9)       15,529.9
   Fund ...................................                      2,166.6          3,247.5            (169.7)        5,244.4
   High Yield .............................      c                    --         72,535.9          (5,121.9)       67,414.0
   Mid Cap Value ..........................      c                    --          3,535.0          (2,125.3)        1,409.7
   Money Market ...........................      c                    --        147,040.6        (140,299.4)        6,741.2
DIREXION INSURANCE TRUST: .................      k
   Dynamic VP HY Bond .....................   c, k                    --          9,176.9                --         9,176.9
ROYCE CAPITAL FUND:
   Micro-Cap ..............................                      2,525.7          6,764.9            (862.7)        8,427.9
   Small-Cap ..............................                      6,060.4         32,030.4         (10,083.2)       28,007.6
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................      c                    --         85,298.1         (23,807.8)       61,490.3
   CLS AdvisorOne Clermont ................      c                    --         12,796.6             (91.8)       12,704.8
   Inverse OTC ............................      l                    --      2,372,847.5      (2,347,679.3)       25,168.2
   Banking ................................                           --         12,228.2         (11,241.4)          986.8
   Basic Materials ........................                           --         31,752.2         (26,887.4)        4,864.8
   Biotechnology ..........................                           --         15,256.5         (10,998.1)        4,258.4
   Commodities ............................      e                 701.7           (701.7)                               --
   Consumer Products ......................                           --            737.9            (737.9)             --
   Electronics ............................                           --        291,435.9        (286,714.2)        4,721.7
   Energy .................................                           --         34,921.4         (34,238.4)          683.0
   Energy Services ........................                           --         61,032.0         (38,061.3)       22,970.7
   Financial Services .....................                           --          5,994.8          (5,994.8)             --
   Health Services ........................                           --         20,858.6         (18,612.1)        2,246.5
   Internet ...............................                           --          7,666.8          (6,186.5)        1,480.3
   Inverse Dynamic Dow ....................      m                    --         17,437.0         (17,437.0)             --
   Inverse Mid-Cap ........................                           --         18,939.8         (18,939.8)             --
   Inverse Russell 2000 ...................      n                    --      1,044,717.6      (1,030,734.2)       13,983.4
   Inverse Government Long Bond ...........      o               5,491.1        345,031.4        (317,569.6)       32,952.9
   Europe Advantage .......................      p               1,085.7         30,352.3         (29,813.5)        1,624.5
   Large-Cap Growth .......................                         --            5,497.5          (2,273.2)        3,224.3
   Japan Advantage ........................      q               2,023.8         62,959.8         (45,007.3)       19,976.3
   Large-Cap Value ........................                         --           46,297.3         (34,461.2)       11,836.1
   Dynamic Dow ............................      r                  --           55,049.9         (53,217.3)        1,832.6
   Mid-Cap Advantage ......................      s               1,290.8        150,647.5        (148,359.6)        3,578.7
   Russell 2000 Advantage .................      t               3,048.3      2,450,185.9      (2,450,270.4)        2,963.8
   Mid-Cap Growth .........................                         --           66,337.9         (46,150.6)       20,187.3
   Mid-Cap Value ..........................                         --           48,093.5         (32,395.4)       15,698.1
   Nova ...................................                     55,184.2         24,146.5         (75,664.0)        3,666.7
   OTC ....................................                     49,484.3      1,369,630.2      (1,067,737.0)      351,377.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

==================================================================================================================
                                                          NUMBER                                          NUMBER
                                                         OF UNITS                                        OF UNITS
                                                        BEGINNING        UNITS           UNITS              END
FUND DESCRIPTION                             NOTES    OF THE PERIOD    PURCHASED        REDEEMED          OF YEAR
-------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Precious Metals ........................                 --        133,317.1        (111,151.1)        22,166.0
   Real Estate ............................              506.9          8,095.1          (7,036.6)         1,565.4
   Retailing ..............................                 --         39,703.5         (39,703.5)              --
   Sector Rotation ........................                 --          6,793.1          (2,680.1)         4,113.0
   Small-Cap Growth .......................                 --        101,173.3         (98,426.7)         2,746.6
   Small-Cap Value ........................                 --         12,691.4          (9,202.1)         3,489.3
   Dynamic Strengthening Dollar ...........   e, u          --         60,677.4         (60,677.4)              --
   Technology .............................                 --          1,387.1          (1,387.1)              --
   Telecommunications .....................                 --          3,199.7          (3,199.7)              --
   Dynamic S&P 500 ........................      v    51,357.9        192,603.5        (236,279.9)         7,681.5
   Transportation .........................              568.9          8,804.8          (5,756.2)         3,617.5
   Government Long Bond Advantage .........      w          --      4,690,270.5      (4,673,150.6)        17,119.9
   U.S. Government Money Market ...........            8,419.8      8,221,661.0      (7,323,410.3)       906,670.5
   Inverse S&P 500 ........................      x          --        348,629.0        (338,085.3)        10,543.7
   Utilities ..............................            3,007.8         37,926.0         (27,783.8)        13,150.0
   Dynamic OTC ............................      y    59,110.4      1,265,512.4      (1,276,510.7)        48,112.1
   Dynamic Weakening Dollar ...............   e, z          --         28,737.1         (28,737.1)              --
LEGG MASON PARTNERS VARIABLE PORTFOLIOS: ..     aa
   Aggressive Growth ......................      c          --            511.1              (0.1)           511.0
   Global High Yield Bond .................  c, ab          --         95,702.7         (47,852.3)        47,850.4
   Large Cap Growth .......................                 --          1,577.7          (1,577.7)              --
   Strategic Bond .........................            4,907.5          9,563.9          (2,600.3)        11,871.1
SELIGMAN PORTFOLIO:
   Communications & Information ...........              266.8               --            (111.4)           155.4
   Global Technology ......................              366.2               --            (130.7)           235.5
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II ......................      h    19,287.6             54.6         (19,342.2)              --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................            2,588.5         36,643.2          (5,471.0)        33,760.7
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond ...................................            2,617.9          1,596.4          (2,407.2)         1,807.1
   Emerging Markets .......................           18,675.1         18,631.7         (17,000.2)        20,306.6
   Hard Assets ............................              771.7         33,010.4         (13,135.5)        20,646.6
   Real Estate ............................            1,787.4          1,257.5          (1,236.7)         1,808.2
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund .............      g    10,432.6               --         (10,432.6)              --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery ..............................      i         --          20,932.4          (6,573.7)        14,358.7
   Opportunity ............................      f      6,927.3         8,422.0          (1,769.6)        13,579.7
                                                     -------------------------------------------------------------
                                                      974,034.2     33,974,471.5    (30,752,874.1)     4,195,631.6
                                                     =============================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006
================================================================================

a)  For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c)  For the period May 4, 2005 (inception of fund) through December 31, 2005.

d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e)  For the period October 21, 2005 (inception of fund) through December 31,
    2005.

f) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

g)  For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

h) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery Fund).

i)  For the period April 8, 2005 (inception of fund) through December 31, 2005.

j)  Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

k) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

l)  Formerly Arktos prior to its name change effective May 1, 2006.

m)  Formerly Inverse Dynamic Dow 30 prior to its name change effective
    May 1, 2006.

n)  Formerly Inverse Small-Cap Fund prior to its name change effective
    May 1, 2006.

o)  Formerly Juno prior to its name change effective May 1, 2006.

p)  Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

q)  Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

r) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

s)  Formerly Medius Fund prior to its name change effective May 1, 2006.

t)  Formerly Mekros prior to its name change effective May 1, 2006.

u)  Formerly Strengthening Dollar prior to its name change effective
    May 1, 2006.

v)  Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

w)  Formerly U.S. Government Bond prior to its name change effective
    May 1, 2006.

x)  Formerly Ursa prior to its name change effective May 1, 2006.

y)  Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

z)  Formerly Weakening Dollar prior to its name change effective May 1, 2006.

aa) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

ab) Formerly High Yield Bond prior to its name change effective September 1, 2006.

===============================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL
LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL
LIFE ANNUITY ACCOUNT G

     We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.



/s/ BDO Seidman LLP
--------------------
New York, New York
March 31, 2007

===============================================================================
                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
                             BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     The following financial statements are included in Part B of the Registration Statement:

     The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

     The financial statements of Jefferson National Life Annuity Account G at December 31, 2006 and for the year ended December 31, 2006.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)   (a)          Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.       (2)

      (b)          Resolution Changing the Name of the Separate Account                                                         (1)

(2)                Not Applicable.

(3)   (a)   (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva        (1)
                   Securities Corporation.

            (ii)   Form of Amendment to Principal Underwriter's Agreement                                                       (1)

      (b)          Form of Selling Agreement                                                                                    (1)

(4)   (a)          Form of Individual Contract Fixed and Variable Accounts. (22-4056)                                           (1)

      (b)          Form of Group Contract.                                                                                      (2)

      (c)          Form of Group Certificate.                                                                                   (2)

      (d)          Form of Endorsement Amending MVA Provision                                                                   (1)

      (e)          Form of IRA Endorsement                                                                                      (1)

      (f)          Form of Roth IRA Endorsement                                                                                 (1)

      (g)          Form of JSA Endorsement                                                                                      (1)

      (h)          Form of Individual Contract Fixed and Variable Accounts. (JNL-2300)                                          (11)

      (i)          Form of Electronic Administration Endorsement (JNL-4020)                                                     (11)

      (j)          Form of Individual Contract Fixed and Variable Accounts.  (JNL-2300-1)                                       (12)

      (k)          Form of Joint Owner Endorsement. (MONADV-END 01/07)                                                          (13)

      (l)          Form of Transaction Fee Rider. (JNL-TRXFEE-2007)                                                             (13)

      (m)          Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2)                                        (13)

(5)   (a)          Form of Application for Individual Annuity Contract. (JNL-6000)                                              (1)

      (b)          Form of JNL Individual Application. (JNL-6005)                                                               (11)

      (c)          Form of JNL Individual Application. (JNL-6005-2)                                                             (12)

      (d)          Form of JNL Individual Application. (JNL-6005-3)                                                             (13)

(6)   (a)          Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                        (1)

      (b)          Amended and Restated By-Laws of the Company.                                                                 (1)

(7)                Not Applicable.

(8)   (a)          Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales,   (1)
                   Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

            (i)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and             (12)
                   among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

      (b)   (i)    Form of Participation Agreement by and among A I M  Distributors, Inc., Jefferson National Life Insurance    (3)
                   Company, on behalf of itself and its separate accounts, and  Inviva Securities Corporation dated
                   May 1, 2003.

            (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M                      (1)
                   Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors,          (12)
                   Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and
                   Inviva Securities Corporation dated May 1, 2003.

      (c)   (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance              (4)
                   Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund,       (5)
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund,       (5)
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger          (1)
                   American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                   1995.

            (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund,            (12)
                   Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

      (d)   (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American Century        (4)
                   Investment Services as of 1997.

            (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve      (5)
                   Insurance Company and American Century Investment Services as of 1997.

            (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve      (5)
                   Insurance Company and American Century Investment Services as of 1997.

            (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve       (5)
                   Insurance Company and American Century Investment Services as of 1997.

            (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve       (5)
                   Insurance Company and American Century Investment Services as of 1997.

            (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great       (1)
                   American Reserve Insurance Company and American Century Investment Services as of 1997.

            (vii)  Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life          (10)
                   Insurance Company and American Century Investment Services as of 1997.

            (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life           (12)
                   Insurance Company and American Century Investment Services as of 1997.

            (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life           (13)
                   Insurance Company and American Century Investment Services.

      (e)   (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,           (5)
                   Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life
                   and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

            (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among         (5)
                   Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                   Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

            (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco    (1)
                   Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                   Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

            (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco           (1)
                   Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                   Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

            (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among            (10)
                   Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                   Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                   Portfolios.

      (f)   (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance            (4)
                   Company and Insurance Management Series, Federated Securities Corp.

            (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco         (5)
                   Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among     (5)
                   Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco         (1)
                   Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among          (12)
                   Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

      (g)   (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American       (6)
                   Asset Management and Conseco Variable Insurance Company dated 2001.

            (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance  (5)
                   Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

            (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance     (1)
                   Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

      (h)   (i)    Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National      (1)
                   Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.

            (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus           (10)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

            (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus           (12)
                   Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (i)   (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva   (1)
                   Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

            (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc.,  (1)
                   Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                   dated May 1, 2003.

      (j)   (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American      (4)
                   Reserve Insurance Company.

            (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among    (7)
                   Lord, Abbett & Co. and Great American Reserve Insurance Company.

            (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord,   (1)
                   Abbett & Co. and Great American Reserve Insurance Company.

      (k)   (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management       (5)
                   Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve
                   Insurance Company.

           (ii)    Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among         (5)
                   Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management
                   Incorporated and Conseco Variable Insurance Company.

           (iii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among    (5)
                   Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management
                   Incorporated and Conseco Variable Insurance Company.

           (iv)    Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among         (8)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (v)     Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among       (1)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (vi)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among         (10)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (vii)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among         (12)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

           (viii)  Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among         (13)
                   Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                   Life Insurance Company.

      (l)   (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO         (1)
                   Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

           (ii)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (10)
                   Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

           (iii)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (12)
                   Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

      (m)  (i)     Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson           (1)

                   National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (ii)   Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,        (10)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

            (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,        (12)
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

      (n)          Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC   (1)
                   and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment
                   dated April 5, 2004 thereto.

            (i)    Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &             (12)
                   Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

      (o)    (i)   Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company,        (9)
                   RYDEX Variable Trust and PADCO Financial Services, Inc.

            (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and    (1)
                   among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and       (10)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and       (12)
                   among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (p)   (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and       (1)
                   Citigroup Global Markets Inc.

            (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson    (10)
                   National Life Insurance Company and Citigroup Global Markets Inc.

            (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between           (13)
                   Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

      (q)   (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman           (6)
                   Advisors, Inc. and Conseco Variable Insurance Company.

            (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among       (5)
                   Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among         (1)
                   Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman          (1)
                   Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman   (12)
                   Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r)   (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance           (5)
                   Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management,
                   Inc. and Strong Funds Distributors, Inc.

            (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among       (5)
                   Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong

                   Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

            (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among       (5)
                   Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                   Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

            (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco   (5)
                   Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                   Capital Management, Inc. and Strong Investments, Inc.

            (v)    Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997   (1)
                   by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                   Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s)   (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and          (8)
                   Jefferson National Life Insurance Company.

            (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among     (1)
                   Third Avenue Management LLC and Jefferson National Life Insurance Company.

      (t)   (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,     (5)
                   Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

            (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among     (5)
                   Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

            (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among     (5)
                   Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

            (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck      (8)
                   Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

      (u)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP,   (1)
                   Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance        (1)
                   Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

      (v)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds         (10)
                   Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                   Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

      (w)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset            (10)
                   Management, LLC and Potomac Insurance Trust dated May 1, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                   Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

      (x)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital          (12)
                   Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

      (y)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price             (12)
                   Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

            (ii)   Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life               (13)

                   Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated
                   May 1, 2006.

      (z)   (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust,      (12)
                   Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.

      (aa)  (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life           (13)
                   Insurance Company dated May 1, 2007

            (bb)   (i) Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund             (13)
                   Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007

(9)                Opinion and Consent of Counsel.                                                                              (13)

(10)               Consent of Independent Registered Public Accounting Firm                                                     (13)

(11)               Financial Statements omitted from Item 23 above.                                                             N/A

(12)               Initial Capitalization Agreement.                                                                            N/A

(13)  (a)   (i)    Powers of Attorney                                                                                           (1)

            (ii)   Powers of Attorney - for Laurence Greenberg                                                                  (11)

            (iii)  Powers of Attorney - for Robert Jefferson                                                                    (12)


(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                                                 POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                             Director, Chairman of the Board
Tracey Hecht Smilow                        Director
Laurence P. Greenberg                      Director, Chief Executive Officer and President
Timothy D. Rogers                          Chief Financial Officer and Treasurer
Craig A. Hawley (1)                        General Counsel and Secretary
David Lau (1)                              Chief Operating Officer
Brian Heaphy                               Director--Mergers & Acquisitions
Jeff Fritsche                              Tax Director
Michael Girouard                           Chief Investment Officer
Joseph Vap (1)                             Controller
Jo Ann Heppermann (1)                      Director - Operations
Matthew Grove                              Chief Marketing Officer
Dean C. Kehler (2)                         Director
Robert Jefferson (3)                       Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 9, 2007, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 760 of which 55 were qualified contracts and 705 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                                                               POSITIONS AND OFFICES
Craig A. Hawley                                        President, General Counsel and Secretary
Robert B. Jefferson*                                   Director*
Edward J. O'Brien, IV                                  Chief Financial Officer


* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c)  JNSC retains no compensation or commissions from the registrant.

                                                                   COMPENSATION
                                                                        ON
                                       NET UNDERWRITING             REDEMPTION
       NAME OF PRINCIPAL                DISCOUNTS AND                   OR                  BROKERAGE
          UNDERWRITER                    COMMISSIONS               ANNUITIZATION           COMMISSIONS             COMPENSATION
Jefferson National Securities                None                      None                    None                    None
Corporation


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 4 and 20 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 11th day of April, 2007.



JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/11/07
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/11/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/11/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/11/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/11/07
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/11/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                                                4/11/07
Attorney in Fact

                                  EXHIBIT INDEX

(4)   (k)         Form of Joint Owner Endorsement. (MONADV-END 01/07)

(4)   (l)         Form of Transaction Fee Rider. (JNL-TRXFEE-2007)

(4)   (m)         Form of Individual Contract Fixed and Variable Accounts.
                  (JNL-2300-2)

(5)   (d)         Form of JNL Individual Application.  (JNL-6005-3)

(8)   (d)   (ix)  Form of Amendment dated May 1, 2007 to the  Participation
                  Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

      (k)   (viii)Form of Amendment dated May 1, 2007 to the
                  Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

      (p)   (iii) Form of Amendment dated April 28, 2007 to Form of
                  Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

      (y)   (ii)  Form of Amendment dated May 1, 2007 to Participation
                  Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

      (aa)  (i)   Form of Participation Agreement between Northern Lights
                  Variable Trust and Jefferson National Life Insurance
                  Company dated May 1, 2007

      (bb)  (i)   Form of Participation Agreement between Nationwide
                  Variable Insurance Trust, Nationwide Fund Distributors LLC
                  and Jefferson National Life Insurance Company dated May 1,
                  2007

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.